          As filed with the Securities and Exchange Commission on April 30, 2004

                                                      Registration No. 333-51955
                                                      Registration No. 811-08017
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

                           ---------------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
                            Pre-Effective Amendment No.                      [ ]
                           Post-Effective Amendment No. 7                    [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
                           Pre-Effective Amendment No.                       [ ]
                         Post-Effective Amendment No. 32                     [X]

                        (Check appropriate box or boxes)

                      ------------------------------------

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                           (Exact Name of Registrant)

                  ANNUITY INVESTORS LIFE ASSURANCE COMPANY (R)
                               (Name of Depositor)

                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number (800) 789-6771

                      ------------------------------------


                                                              Copy to:
MARK F. MUETHING, ESQ.                                        JOHN P. GRUBER, ESQ.
Executive Vice President, General Counsel & Secretary         Vice President
Annuity Investors Life Insurance Company                      Annuity Investors Life Insurance Company
P.O. Box 5423                                                 P.O. Box 5423
Cincinnati, Ohio 45201-5423                                   Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)


                      ------------------------------------

        Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

      ___    immediately upon filing pursuant to paragraph (b) of rule 485



       XX    on May 1, 2004 pursuant to paragraph (b) of Rule 485


      ___    60 days after filing pursuant to paragraph (a)(1) of Rule 485

      ___    on (date) pursuant to paragraph (a)(1) of Rule 485

      ___    75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

       ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                                    333-51955

                  CROSS-REFERENCE SHEET REQUIRED BY RULE 495(B)


FORM N-4 PART A ITEM NO.                                     HEADING IN PROSPECTUS
1.       Cover Page                                          Cover Page

2.       Definitions                                         Definitions; Glossary of Financial Terms

3.       Synopsis                                            Overview

4.       Condensed Financial Information

         (a)      Accumulation Unit Values                   Condensed Financial Information

         (b)      Performance Information                    Performance Information

         (c)      Financial Statements                       Financial Statements

5.       General Description of Registrant, Depositor and
         Portfolio Companies

         (a)      Depositor                                  Annuity Investors Life Insurance Company (R)

         (b)      Registrant                                 The Separate Account

         (c)      Portfolio Company                          The Portfolios

         (d)      Prospectus                                 The Portfolios

         (e)      Voting Rights                              Voting Rights

6.       Deductions and Expenses

         (a)      Deductions                                 Charges and Deductions

         (b)      Sales load                                 Not Applicable

         (c)      Special purchase plans                     Not Applicable

         (d)      Commissions                                Great American Advisors(R) Inc.

         (e)      Portfolio expenses                         Fee Table

         (f)      Operating expenses                         Fee Table

7.       Contracts

         (a)      Persons with Rights                        Persons with Rights Under a Contract; Voting Rights

         (b)      (i)  Allocations of Premium Payments       Purchase Payments

                  (ii) Transfers                             Transfers

                  (iii) Exchanges                            Additions, Deletions or Substitutions

FORM N-4 PART A ITEM NO.                                     HEADING IN PROSPECTUS
         (c)      Changes in contracts or operations         Additions, Deletions or Substitutions

         (d)      Inquiries                                  How Do I Contact the Company?

8.       Annuity Period                                      Benefit Payment Period

9.       Death Benefit                                       Death Benefit

10.      Purchases and Contract Values

         (a)      Purchases                                  Purchase Payments, Investment Options - Allocations;
                                                             Account Value; Glossary of Financial Terms

         (b)      Valuation                                  Account Value; Definitions; Glossary of Financial
                                                             Terms; Charges and Deductions

         (c)      Daily Calculation                          Account Value; Accumulation Units; Definitions;
                                                             Glossary of Financial Terms

         (d)      Underwriter                                Great American Advisors(R), Inc.

11.      Redemptions

         (a)      By Owner                                   Surrenders

                  By Annuitant                               Not Applicable

         (b)      Texas Optional Retirement Program          Texas Optional Retirement Program

         (c)      Check Delay                                Surrenders

         (d)      Involuntary Redemption                     Termination

         (e)      Free Look                                  Right to Cancel

12.      Taxes                                               Federal Tax Matters

13.      Legal Proceedings                                   Legal Proceedings

14.      Table of Contents for Statement of                  Statement of Additional Information
         Additional Information

FORM N-4 PART B ITEM NO.                                     HEADING IN SAI OR PROSPECTUS
15.      Cover Page                                          Cover Page

16.      Table of Contents                                   Table of Contents

17.      General Information and History                     General Information and History

18.      Services

FORM N-4 PART B ITEM NO.                                     HEADING IN SAI OR PROSPECTUS
         (a)      Fees and Expenses of Registrant            (Prospectus) Fee Table

         (b)      Management-Contracts                       Not Applicable

         (c)      Custodian                                  Not Applicable

                  Independent Auditors                       Experts

         (d)      Assets of Registrant                       Not Applicable

         (e)      Affiliated Person                          Not Applicable

         (f)      Principal Underwriter                      Not Applicable

19.      Purchase of Securities Being Offered                (Prospectus) Great American Advisors(R), Inc.

         Offering Sales Load                                 Not Applicable

20.      Underwriters                                        (Prospectus) Great American Advisors(R), Inc.

21.      Calculation of Performance Data

         (a)      Money Market Funded Subaccounts            Money Market Subaccount Standardized Yield Calculation

         (b)      Other Subaccounts                          Not Applicable

22.      Annuity Payments                                    (Prospectus) Fixed Dollar Benefit; Variable
                                                             Dollar Benefit; (SAI) Benefits Units-Transfer
                                                             Formulas

23.      Financial Statements                                Financial Statements

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
ANNUITY INVESTORS(R) VARIABLE ACCOUNT B
PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

                                                                     May 1, 2004

This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts are referred to in this prospectus as the "Contracts". Annuity Investors Life Insurance Company(R) (the "Company") is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors(R) Variable Account B (the "Separate Account"). The Contracts currently offer 33 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a "Portfolio"). The Portfolios are listed below.


AIM VARIABLE INVESTMENT FUNDS                                        PBHG INSURANCE SERIES FUND
-AIM V.I. High Yield Fund-Series I Shares                            -PBHG Growth II Portfolio
-INVESCO VIF-Core Equity Fund-Series I Shares                        -PBHG Large Cap Growth Portfolio
-INVESCO VIF-Dynamics Fund-Series I Shares                           -PBHG Mid-Cap Portfolio
-INVESCO VIF-Financial Services Fund-Series I Shares                 -PBHG Select Value Portfolio
-INVESCO VIF-Health Sciences Fund-Series I Shares                    -PBHG Technology & Communications Portfolio
-INVESCO VIF-Small Company Growth Fund-Series I
Shares                                                               SCUDDER VIT FUNDS
                                                                     -Scudder VIT EAFE(R) Equity Index Fund
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-                  -Scudder VIT Small Cap Index Fund
Initial Shares

                                                                     STRONG OPPORTUNITY FUND II-Advisor Class

DREYFUS STOCK INDEX FUND-Initial Shares

DREYFUS VARIABLE INVESTMENT FUND                                     STRONG VARIABLE INSURANCE FUNDS
-Dreyfus VIF Appreciation Portfolio-Initial Shares                   -Strong VIF Mid Cap Growth Fund II
-Dreyfus VIF Developing Leaders Portfolio-Initial Shares
-Dreyfus VIF Growth and Income Portfolio-Initial Shares              THE TIMOTHY PLAN VARIABLE SERIES
-Dreyfus VIF Money Market Portfolio                                  -The Timothy Plan Conservative Growth Variable Series
                                                                     -The Timothy Plan Strategic Growth Variable Series
JANUS ASPEN SERIES
-Janus Aspen Series Balanced Portfolio Institutional Shares          VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-Janus Aspen Series Capital Appreciation Portfolio Inst.             -Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Shares                                                               -Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
-Janus Aspen Series Growth Portfolio Institutional Shares            -Van Kampen UIF U.S. Real Estate Portfolio-Class I
-Janus Aspen Series International Growth Portfolio Inst. Shares      -Van Kampen UIF Value Portfolio-Class I
-Janus Aspen Series Mid Cap Growth Portfolio Inst. Shares
-Janus Aspen Series Worldwide Growth Portfolio Inst. Shares


This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information ("SAI"), dated May 1, 2004, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the SEC ("SEC"). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC's web site: www.sec.gov. The registration number is 333-51955. The table of contents for the SAI is printed on the last page of this prospectus.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-        THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED

-        THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR
         CREDIT UNION

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS

-        THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE

                                TABLE OF CONTENTS


DEFINITIONS.........................................................................................................        1
OVERVIEW............................................................................................................        3
   What is the Separate Account?....................................................................................        3
   What Are the Contracts?..........................................................................................        3
   How Do I Purchase or Cancel a Contract?..........................................................................        3
   Will Any Penalties or Charges Apply if I Surrender a Contract?...................................................        3
   What Other Charges and Deductions Apply to the Contract?.........................................................        4
   How Do I Contact the Company?....................................................................................        4
EXPENSE TABLES......................................................................................................        4
   Contract Owner Transaction Expenses..............................................................................        4
   Annual Contract Maintenance Fee..................................................................................        4
   Separate Account Annual Expenses.................................................................................        4
   Total Annual Portfolio Operating Expenses........................................................................        5
   Portfolio Annual Expenses (Before Expense Reimbursement).........................................................        5
   Examples.........................................................................................................        7
CONDENSED FINANCIAL INFORMATION.....................................................................................        8
   Financial Statements.............................................................................................       17
   Performance Information..........................................................................................       17
THE PORTFOLIOS......................................................................................................       18
   AIM Variable Insurance Funds (formerly, INVESCO Variable Investment Funds, Inc.).................................       18
   Dreyfus Portfolios...............................................................................................       20
   Janus Aspen Series...............................................................................................       21
   PBHG Insurance Series Fund.......................................................................................       22
   Scudder VIT Funds................................................................................................       23
   Strong Portfolios................................................................................................       24
   The Timothy Plan Variable Series.................................................................................       24
   Van Kampen-The Universal Institutional Funds, Inc................................................................       25
   Additions, Deletions, or Substitutions...........................................................................       25
   Voting Rights....................................................................................................       26
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R).........................................................................       27
THE SEPARATE ACCOUNT................................................................................................       28
GREAT AMERICAN ADVISORS(R), INC.....................................................................................       28
CHARGES AND DEDUCTIONS..............................................................................................       29
   Charges and Deductions By the Company............................................................................       29
   Expenses of the Portfolios.......................................................................................       30
THE CONTRACTS.......................................................................................................       31
   Right to Cancel..................................................................................................       31
   Persons With Rights Under a Contract.............................................................................       31
ACCUMULATION PERIOD.................................................................................................       32
   Account Statements...............................................................................................       32
   Account Value....................................................................................................       32
   Successor Owner Endorsement......................................................................................       33
   Purchase Payments................................................................................................       33
   Investment Options-Allocations...................................................................................       34
   Transfers........................................................................................................       35
   Surrenders.......................................................................................................       37
   Contract Loans...................................................................................................       38
   Termination......................................................................................................       38
BENEFIT PAYMENT PERIOD..............................................................................................       38
   Annuity Benefit..................................................................................................       38
   Death Benefit....................................................................................................       39
   Payment of Benefits..............................................................................................       39
   Settlement Options...............................................................................................       39
   Calculation of Fixed Dollar Payments.............................................................................       40

   Calculation of Variable Dollar Payments..........................................................................       40
FEDERAL TAX MATTERS.................................................................................................       41
   Tax Deferral on Annuities........................................................................................       41
   Tax-Qualified Retirement Plans...................................................................................       41
      Individual Retirement Annuities...............................................................................       42
      Roth IRAs.....................................................................................................       42
      Tax-Sheltered Annuities.......................................................................................       42
      Texas Optional Retirement Program.............................................................................       42
      Texas Teachers Retirement System..............................................................................       42
      Pension and Profit Sharing Plans..............................................................................       42
      Governmental Deferred Compensation Plans......................................................................       42
   Nonqualified Deferred Compensation Plans.........................................................................       43
   Summary of Income Tax Rules......................................................................................       44
GLOSSARY OF FINANCIAL TERMS.........................................................................................       45
THE REGISTRATION STATEMENT..........................................................................................       46
OTHER INFORMATION AND NOTICES.......................................................................................       46
   Householding - Revocation of Consent.............................................................................       46
   Electronic Delivery of Required Documents........................................................................       46
   Legal Proceedings................................................................................................       46
STATEMENT OF ADDITIONAL INFORMATION.................................................................................       47

                                   DEFINITIONS

The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.

ACCOUNT VALUE

The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner's interest in the Subaccounts and the Owner's interest in the Fixed Account options.

ACCUMULATION PERIOD

The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

ACCUMULATION UNIT

A share of a Subaccount that an Owner purchases during the Accumulation Period.

ACCUMULATION UNIT VALUE

The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.

BENEFIT PAYMENT PERIOD

The period during which either annuity benefit or Death Benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

BENEFIT UNIT

A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.

BENEFIT UNIT VALUE

The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Benefit Unit Values are calculated.

DEATH BENEFIT VALUATION DATE

The date the Death Benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the Death Benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.

NET ASSET VALUE

The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the SEC.

NET INVESTMENT FACTOR

The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.

OWNER

For purposes of this prospectus, references to Owner means the owner of an individual annuity contract or the participant in a group annuity contract (even though the participant is not the owner of the gorup contract itself).

VALUATION DATE

A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

VALUATION PERIOD

The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

                                    OVERVIEW

WHAT IS THE SEPARATE ACCOUNT?

The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on page 1 of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.

WHAT ARE THE CONTRACTS?

The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard or an enhanced fee structure, as described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the variable investment options currently offered and five Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a fixed rate of interest declared by the Company, which will be no less than 3% per year. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.

During the Benefit Payment Period, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit is selected, Benefit Units can be allocated to any of the Subaccounts that are then available.

HOW DO I PURCHASE OR CANCEL A CONTRACT?

The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section of this prospectus.

WILL ANY PENALTIES OR CHARGES APPLY IF I SURRENDER A CONTRACT?

There are no charges imposed on partial or full surrenders of the Contracts, except that the annual contract maintenance fee will be deducted at the time of a full surrender. Surrender procedures are described in the Surrenders section of this prospectus. A penalty tax may be imposed at the time of a surrender depending on your age and other circumstances of the surrender. Tax consequences of a surrender are described in the Federal Tax Matters section of this prospectus. The right to surrender may be restricted under certain tax-qualified retirement plans.

WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?

The Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

-        a transfer fee for certain transfers among investment options;

- an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;

- a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be entirely waived);

- an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and

-        premium taxes, if any.

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ending December 31, 2003 are included in the Expense Tables of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.

HOW DO I CONTACT THE COMPANY?

Any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please
include the Contract number and the Owner's name. You may also contact us through our web site, www.annuityinvestors.com.

                                 EXPENSE TABLES

These tables describe the fees and expenses you will pay when you buy or hold the Contract. No charges are imposed when you withdraw amounts from or surrender the Contract.


The first table describes the fees and expenses that you will pay at the time you buy the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.


CONTRACT OWNER TRANSACTION EXPENSES


Sales load imposed on purchase payments or on surrenders                                    None
Maximum Transfer Fee, Maximum Automatic Transfer Fee, Maximum Systematic Withdrawal Fee     $30
Current Transfer Fee (applies to transfers in excess of 12 in any contract year)            $25
Loan Interest Spread*                                                                         3%



* The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of the Contract used to secure the loan.


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

ANNUAL CONTRACT MAINTENANCE FEE                                              $40

SEPARATE ACCOUNT ANNUAL EXPENSES

(as a percentage of the average value of the Owner's interest in the Subaccounts)

                                                                                               ENHANCED CONTRACTS
                                                STANDARD               ENHANCED                WITH ADMINISTRATION
                                                CONTRACTS             CONTRACTS                    CHARGE WAIVED
Mortality and Expense Risk Charge                 1.25%          0.95%          0.75%          0.95%          0.75%
Administration Charge                             0.15%          0.15%          0.15%          0.00%          0.00%
                                                  -----          -----          -----          -----          -----
Total Separate Account Annual Expenses            1.40%          1.10%          0.90%          0.95%          0.75%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses)


                       Minimum: 0.27%                          Maximum:  1.46%


PORTFOLIO ANNUAL EXPENSES (BEFORE EXPENSE REIMBURSEMENT)


                                                                                                             TOTAL
                                                                             MANAGEMENT        OTHER         ANNUAL
                            PORTFOLIO                                           FEES          EXPENSES     EXPENSES(1)
----------------------------------------------------------------------------------------------------------------------
AIM V.I.-High Yield Fund-Series I Shares (2)                                     0.63           0.43           1.06
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares                0.75           0.09           0.84
Dreyfus Stock Index Fund-Initial Shares                                          0.25           0.02           0.27
Dreyfus VIF Appreciation Portfolio-Initial Shares                                0.75           0.05           0.80
Dreyfus VIF Developing Leaders Portfolio-Initial Shares                          0.75           0.07           0.82
Dreyfus VIF Growth and Income Portfolio-Initial Shares                           0.75           0.07           0.82
Dreyfus VIF Money Market Portfolio                                               0.50           0.07           0.57
INVESCO VIF-Core Equity Fund-Series I Shares (3)                                 0.75           0.38           1.13
INVESCO VIF-Dynamics Fund-Series I Shares (3)                                    0.75           0.36           1.11
INVESCO VIF-Financial Services Fund-Series I Shares (3)                          0.75           0.36           1.11
INVESCO VIF-Health Sciences Fund-Series I Shares (3)                             0.75           0.33           1.08
INVESCO VIF-Small Company Growth Fund-Series I Shares (3),(4)                    0.75           0.64           1.39
Janus Aspen Series Balanced Portfolio Institutional Shares                       0.65           0.02           0.67
Janus Aspen Series Capital Appreciation Portfolio Institutional Shares           0.65           0.03           0.68
Janus Aspen Series Growth Portfolio Institutional Shares                         0.65           0.02           0.67
Janus Aspen Series International Growth Portfolio Institutional Shares           0.65           0.11           0.76
Janus Aspen Series Mid Cap Growth Portfolio Institutional Shares                 0.65           0.02           0.67
Janus Aspen Series Worldwide Growth Portfolio Institutional Shares               0.65           0.06           0.71
PBHG Growth II Portfolio                                                         0.85           0.25           1.10
PBHG Large Cap Growth Portfolio                                                  0.75           0.31           1.06
PBHG Mid-Cap Portfolio (5)                                                       0.85           0.38           1.23
PBHG Select Value Portfolio                                                      0.65           0.25           0.90
PBHG Technology & Communications Portfolio                                       0.85           0.25           1.10
Scudder VIT EAFE (R) Equity Index Fund (6)                                       0.45           0.64           1.09
Scudder VIT Small Cap Index Fund (6)                                             0.35           0.26           0.61
Strong Opportunity Fund II-Advisor Class (7)                                     0.75           0.65           1.40
Strong VIF Mid Cap Growth Fund II  (8)                                           0.75           0.71           1.46
The Timothy Plan Conservative Growth Variable Series (9)                         0.10           0.75           0.85
The Timothy Plan Strategic Growth Variable Series (9)                            0.10           0.75           0.85
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I (10)                     0.40           0.33           0.73
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I (10)                         0.75           0.37           1.12
Van Kampen UIF U.S. Real Estate Portfolio-Class I (10)                           0.80           0.31           1.11
Van Kampen UIF Value Portfolio-Class I (10)                                      0.55           0.44           0.99


(1) Data for each Portfolio are for its fiscal year ended December 31, 2003. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:

                                                           MANAGEMENT          OTHER         TOTAL ANNUAL
                   PORTFOLIO                                 FEES             EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------
AIM V.I.-High Yield Fund-Series I (2)                         0.63              0.42             1.05
INVESCO VIF-Small Company Growth Fund (3),(4)                 0.75              0.50             1.25
PBHG Mid-Cap Portfolio (5)                                    0.82              0.38             1.20
Scudder VIT EAFE (R) Equity Index Fund (6)                    0.01              0.64             0.65
Scudder VIT Small Cap Index Fund (6)                          0.19              0.26             0.45
Strong Opportunity Fund II-Advisor Class (7)                  0.75              0.34             1.09
Strong VIF Mid Cap Growth Fund II (8)                         0.75              0.28             1.18
Van Kampen UIF Core Plus Fixed Income                         0.37              0.33             0.70
  Portfolio-Class I (10)
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I (10)      0.68              0.37             1.05
Van Kampen UIF U.S. Real Estate Portfolio-Class I (10)        0.79              0.31             1.10
Van Kampen UIF Value Portfolio-Class I (10)                   0.41              0.44             0.85



(2) Effective April 30, 2004, the AIM V.I. High Yield Fund required all the assets of INVESCO VIF - High Yield Fund. The Fund's advisor and/or distributor have contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit the Total Annual Fund Operating Expenses to 1.05%. Certain expenses are not included in determining the amount of waiver or reimbursement and as a result, the Total Annual Fund Operating Expenses could exceed the 1.05%. cap. Currently, the only offset expense arrangement from which the Fund benefits are in the form of credits that the Fund receives from banks whether the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay Fund expenses. The expense limitation agreements are in effect through December 31, 2005. In addition, the Fund has adopted a new form of administrative services and transfer agency agreement which will be effective May 1, 2004. As a result, the Other Expenses have been restated to reflect changes in fees under the new agreements.



(3) The Fund has adopted a new form of administrative services and transfer agency agreement which will be effective May 1, 2004. As a result, Other Expenses have been restated to reflect changes in fees under the new agreements. The Fund's advisor is entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to this commitment, if such reimbursements do not cause the Fund to exceed expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.



(4) The Fund's advisor and/or distributor have contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit the Total Annual Fund Operating Expenses to 1.25%. Certain expenses are not included in determining the amount of waiver or reimbursement and as a result, the Total Annual Fund Operating Expenses could exceed the 1.25%. cap. Currently, the only offset expense arrangement from which the Fund benefits are in the form of credits that the Fund receives from banks whether the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay Fund expenses. The expense limitation agreements are in effect through December 31, 2005. In addition, the Fund has adopted a new form of administrative services and transfer agency agreement which will be effective May 1, 2004. As a result, the Other Expenses have been restated to reflect changes in fees under the new agreements.



(5) For the fiscal year ended 12/31/03, Pilgrim Baxter & Associates, Ltd. waived a portion of its fee for Mid-Cap Portfolio. Absent this waiver, the management fee would have been 0.85%. For the fiscal year ending 12/31/04, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total fund operating expenses do not exceed 1.20%. In any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.



(6) The Advisor has voluntarily agreed to waive its fees and/or reimburse expenses of the Funds, to the extent necessary, to limit all expenses to 0.65% of the average daily net assets of the EAFE Equity Index Fund, and 0.45% of the average daily net assets of the Small Cap Index fund, until April 30, 2005.



(7) As compensation for its advisory services, the Fund pays Strong a monthly management fee at an annual rate of 0.75% of the Fund's average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the Fund's Other Expenses so that the Fund's total annual operating expenses are capped at 1.20%. Strong is currently waiving and/or absorbing expenses of 0.30%. The Fund also participated in a program under which it received a credit for part of the brokerage commission paid in transactions with participating brokers. This 0.01% credit was applied to the Fund's Other Expenses that were not attributable to the Strong or its affiliates. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the Fund's shareholders. A cap on total annual operating expenses lowers the Fund's overall expense ratio and increases the Fund's return to investors.



(8) The Fund's advisor is currently waiving or absorbing expenses of 0.26%. The Fund participated in a program under which it received credit for part of the brokerage commission paid in transactions with participating brokers. This 0.02% credit was applied to the Fund's Other Expenses that were not attributable to the Fund's advisor or its affiliates. Voluntary expense reimbursements and fee waiver arrangements may be modified or terminated at any time.



(9) The Advisor contractually has agreed to waive all or a portion of its advisory fees and/or reimburse expenses in order to keep each Portfolio's total annual operating expenses at 0.85% through May 1, 2004. Any waiver or reimbursement by the Advisor is subject to repayment by the Portfolio within the following three fiscal years if the Portfolio is able to make the repayment without exceeding its current expense limitations.



(10) The management fee for these Portfolios has been reduced to reflect the voluntary waiver of all or a portion of the management fee and/or reimbursement by the Portfolios' adviser to the extent total annual operating expenses exceed the following percentages: Core Plus Fixed Income Portfolio - 0.70%; Mid Cap Value Portfolio (formerly Mid Cap Core) - 1.05%; U. S. Real Estate Portfolio - 1.10%; Value Portfolio - 0.85%. The Adviser may terminate this voluntary waiver at any time at its sole discretion.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

The examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:


                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
---------------------------------------------------------------------------------------------------------------
MAXIMUM                          313                    1,005                   1,792                  4,250
MINIMUM                          126                      410                     744                  1,840


(2) If you annuitize your Contract at the end of the applicable time period:


                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
---------------------------------------------------------------------------------------------------------------
MAXIMUM                          313                    1,005                   1,792                  4,250
MINIMUM                          126                      410                     744                  1,840


(3)      If you do not surrender your Contract:


                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
---------------------------------------------------------------------------------------------------------------
MAXIMUM                          313                    1,005                   1,792                  4,250
MINIMUM                          126                      410                     744                  1,840

                         CONDENSED FINANCIAL INFORMATION

                                         ENHANCED           NUMBER OF        ENHANCED          NUMBER OF
                       NUMBER OF       (1.10% TOTAL         ENHANCED       (0.90% TOTAL        ENHANCED
     STANDARD          STANDARD          SEPARATE         (1.10% TOTAL       SEPARATE        (0.90% TOTAL        YEAR
   ACCUMULATION      ACCUMULATION         ACCOUNT           SEPARATE          ACCOUNT          SEPARATE
    UNIT VALUE           UNITS           EXPENSES)           ACCOUNT         EXPENSES)          ACCOUNT
                      OUTSTANDING      ACCUMULATION         EXPENSES)       ACCUMULATION       EXPENSES)
                                         UNIT VALUE      ACCUMULATION        UNIT VALUE      ACCUMULATION
                                                             UNITS                               UNITS
                                                          OUTSTANDING                         OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-INITIAL SHARES
     9.854396         925,266.631        10.045110         4,815.599          8.194494         4,333.000       12/31/03
     7.930106         960,232.146         8.059684         3,420.290          6.561870         3,843.678       12/31/02
    11.317226       1,066,026.751        11.468022         1,578.746          9.318292         3,077.581       12/31/01
    14.823134         894,007.973            -                 -                 -                 -           12/31/00
    16.894039         408,482.196            -                 -                 -                 -           12/31/99
    13.169143         140,614.024            -                 -                 -                 -           12/31/98
    10.320883          26,332.500            -                 -                 -                 -           12/31/97

DREYFUS STOCK INDEX FUND-INITIAL SHARES
    11.835440        4,670,251.024       12.064404         9,003.839          9.685471         73,399.535      12/31/03
     9.349226        4,454,143.840        9.501934         6,861.288          7.613224         67,021.625      12/31/02
    12.210993        4,141,595.630       12.373650         4,522.004          9.894503         58,922.095      12/31/01
    14.100696        3,598,196.884           -                 -                 -                 -           12/31/00
    15.760394        2,129,772.165           -                 -                 -                 -           12/31/99
    13.250646         779,485.606            -                 -                 -                 -           12/31/98
    10.479569          69,510.645            -                 -                 -                 -           12/31/97

DREYFUS VIF APPRECIATION PORTFOLIO-INITIAL SHARES
    12.265787         936,025.635        12.503079         8,455.513         10.138694         2,923.121       12/31/03
    10.264481         821,738.414        10.432114         6,651.281          8.442660         2,343.298       12/31/02
    12.497173         717,965.716        12.663627         5,276.343         10.228319         1,894.964       12/31/01
    13.974173         649,590.073            -                 -                 -                 -           12/31/00
    14.262203         517,772.082            -                 -                 -                 -           12/31/99
    12.975443         170,523.015            -                 -                 -                 -           12/31/98
    10.103905          18,347.666            -                 -                 -                 -           12/31/97

DREYFUS VIF DEVELOPING LEADERS PORTFOLIO-INITIAL SHARES (FORMERLY SMALL CAP PORTFOLIO)
    12.842412         898,484.551        13.090970         9,249.068         12.379997         5,775.857       12/31/03
     9.888294         887,931.962        10.049896         5,581.765          9.485334         5,490.189       12/31/02
    12.397758         698,539.631        12.563024         2,568.238         11.833795         4,481.981       12/31/01
    13.391746         482,890.909            -                 -                 -                 -           12/31/00
    11.984035         275,503.637            -                 -                 -                 -           12/31/99
     9.867472         171,968.905            -                 -                 -                 -           12/31/98
    10.362314          41,359.506            -                 -                 -                 -           12/31/97

DREYFUS VIF GROWTH AND INCOME PORTFOLIO-INITIAL SHARES
    10.496627         594,854.140        10.699714         4,344.521          9.804034         1,018.544       12/31/03
     8.409071         633,983.863         8.546428         2,655.811          7.815544          780.152        12/31/02
    11.419341         646,842.656        11.571439         1,474.275         10.560897          544.980        12/31/01
    12.299306         572,006.660            -                 -                 -                 -           12/31/00
    12.961023         331,756.261            -                 -                 -                 -           12/31/99
    11.243790         159,409.837            -                 -                 -                 -           12/31/98
    10.196538          32,231.762            -                 -                 -                 -           12/31/97

                         CONDENSED FINANCIAL INFORMATION

                                         ENHANCED           NUMBER OF        ENHANCED          NUMBER OF
                       NUMBER OF       (1.10% TOTAL         ENHANCED       (0.90% TOTAL        ENHANCED
     STANDARD          STANDARD          SEPARATE         (1.10% TOTAL       SEPARATE        (0.90% TOTAL        YEAR
   ACCUMULATION      ACCUMULATION         ACCOUNT           SEPARATE          ACCOUNT          SEPARATE
    UNIT VALUE           UNITS           EXPENSES)           ACCOUNT         EXPENSES)          ACCOUNT
                      OUTSTANDING      ACCUMULATION         EXPENSES)       ACCUMULATION       EXPENSES)
                                         UNIT VALUE      ACCUMULATION        UNIT VALUE      ACCUMULATION
                                                             UNITS                               UNITS
                                                          OUTSTANDING                         OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------

DREYFUS VIF MONEY MARKET PORTFOLIO
     1.146684        11,398,828.937       1.165764         9,040.873          1.138179        133,840.928      12/31/03
     1.153638        26,597,370.970       1.169798         23,476.567         1.140327        126,326.727      12/31/02
     1.153108        17,775,594.379       1.166325         15,244.920         1.134928        127,843.640      12/31/01
     1.128116        7,677,545.259           -                 -                 -                 -           12/31/00
     1.083700        2,638,837.162           -                 -                 -                 -           12/31/99
     1.050876         658,981.650            -                 -                 -                 -           12/31/98
     1.016499            0.000               -                 -                 -                 -           12/31/97

INVESCO VIF-CORE EQUITY FUND-SERIES I SHARES
    12.290843        1,079,564.320       12.528641         7,710.659         10.655477         1,249.958       12/31/03
    10.165715        1,100,758.403       10.331759         5,632.301          8.769706         1,016.232       12/31/02
    12.743764        1,199,392.254       12.913529         3,972.101         10.939435          831.083        12/31/01
    14.196834        1,018,117.732           -                 -                 -                 -           12/31/00
    13.726769         553,696.171            -                 -                 -                 -           12/31/99
    12.120155         200,541.938            -                 -                 -                 -           12/31/98
    10.659157          33,269.983            -                 -                 -                 -           12/31/97

INVESCO VIF-DYNAMICS FUND-SERIES I SHARES
     7.364205          63,086.332         7.422756           0.000            7.462101           7.139         12/31/03
     5.417943          78,143.205         5.444887           0.000            5.462949           0.000         12/31/02
     8.067308          93,275.876         8.083372           0.000            8.094120           0.000         12/31/01

INVESCO VIF-FINANCIAL SERVICES FUND-SERIES I SHARES
    10.313195         157,061.561        10.395135           38.751          10.450179           0.000         12/31/03
     8.070175         118,822.635         8.110243           0.000            8.137086           0.000         12/31/02
     9.616190          71,816.401         9.635286           0.000            9.648046           0.000         12/31/01

INVESCO VIF-HEALTH SCIENCES FUND-SERIES I SHARES
     9.553444         311,542.224         9.629350          552.891           9.680353         1,325.870       12/31/03
     7.580976         210,450.701         7.618614          203.656           7.643844         1,160.526       12/31/02
    10.175290          59,824.959        10.195475           0.000           10.208982           0.000         12/31/01

INVESCO VIF-HIGH YIELD FUND-SERIES I SHARES*
    10.095432         859,221.923        10.290759          188.060           9.127994          755.565        12/31/03
     8.186958         488,086.809         8.320679          169.835           7.365950          653.397        12/31/02
     8.410616         546,183.962         8.522682          149.057           7.529874         2,221.642       12/31/01
    10.025816         403,918.794            -                 -                 -                 -           12/31/00
    11.510803         221,636.210            -                 -                 -                 -           12/31/99
    10.689459          70,047.913            -                 -                 -                 -           12/31/98
    10.687084          10,260.821            -                 -                 -                 -           12/31/97

INVESCO VIF-SMALL COMPANY GROWTH FUND-SERIES I SHARES
     7.900935         131,306.947         7.963751           34.809           8.005948           1.635         12/31/03
     6.004149         155,173.901         6.033996           0.000            6.054001           0.000         12/31/02
     8.838420          27,720.462         8.856003           0.000            8.867759           0.000         12/31/01

                         CONDENSED FINANCIAL INFORMATION

                                         ENHANCED           NUMBER OF        ENHANCED          NUMBER OF
                       NUMBER OF       (1.10% TOTAL         ENHANCED       (0.90% TOTAL        ENHANCED
     STANDARD          STANDARD          SEPARATE         (1.10% TOTAL       SEPARATE        (0.90% TOTAL        YEAR
   ACCUMULATION      ACCUMULATION         ACCOUNT           SEPARATE          ACCOUNT          SEPARATE
    UNIT VALUE           UNITS           EXPENSES)           ACCOUNT         EXPENSES)          ACCOUNT
                      OUTSTANDING      ACCUMULATION         EXPENSES)       ACCUMULATION       EXPENSES)
                                         UNIT VALUE      ACCUMULATION        UNIT VALUE      ACCUMULATION
                                                             UNITS                               UNITS
                                                          OUTSTANDING                         OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO INSTITUTIONAL SHARES
    16.507560        3,685,075.400       16.826897         19,069.761        13.254381         55,839.756      12/31/03
    14.676594        3,702,620.254       14.916257         13,120.266        11.726184         53,841.269      12/31/02
    15.907374        3,578,735.833       16.119263         9,654.166         12.646851         49,552.895      12/31/01
    16.920712        3,181,464.624           -                 -                 -                 -           12/31/00
    17.556100        1,571,579.505           -                 -                 -                 -           12/31/99
    14.043929         373,285.807            -                 -                 -                 -           12/31/98
    10.604609          30,519.754            -                 -                 -                 -           12/31/97

JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO INSTITUTIONAL SHARES
     8.153727        1,483,721.928        8.267358         11,535.264         8.343697         15,170.725      12/31/03
     6.859260        1,548,077.357        6.934292         7,637.061          6.984492         12,880.523      12/31/02
     8.247987        1,650,016.481        8.313484         4,570.921          8.357094         14,587.924      12/31/01
    10.678675        1,384,637.536           -                 -                 -                 -           12/31/00
    13.234548         471,936.628            -                 -                 -                 -           12/31/99

JANUS ASPEN SERIES GROWTH PORTFOLIO INSTITUTIONAL SHARES
    11.455733        2,117,639.460       11.677475         17,617.840         9.390815         6,765.629       12/31/03
     8.817912        2,338,003.425        8.962034         12,164.934         7.192879         5,335.350       12/31/02
    12.166993        2,211,504.181       12.329165         7,211.443          9.875724         4,241.678       12/31/01
    16.393493        1,792,958.592           -                 -                 -                 -           12/31/00
    19.453513         643,514.256            -                 -                 -                 -           12/31/99
    13.699715         172,190.630            -                 -                 -                 -           12/31/98
    10.239960          32,737.591            -                 -                 -                 -           12/31/97

JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO INSTITUTIONAL SHARES
    12.398800         669,789.197        12.638673         15,388.121        10.233679         1,862.207       12/31/03
     9.318679         678,787.112         9.470891         11,468.866         7.653548         1,312.902       12/31/02
    12.698027         675,126.139        12.867174         7,907.782         10.377532          901.701        12/31/01
    16.774550         620,740.857            -                 -                 -                 -           12/31/00
    20.234788         142,343.325            -                 -                 -                 -           12/31/99
    11.256365          45,382.775            -                 -                 -                 -           12/31/98
     9.735841          12,541.039            -                 -                 -                 -           12/31/97

JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO INSTITUTIONAL SHARES (FORMERLY AGGRESSIVE GROWTH PORTFOLIO)
    11.999290        1,291,553.100       12.231626         21,025.289         9.645385         9,670.762       12/31/03
     9.005921        1,290,667.557        9.153163         14,073.466         7.203589         7,684.759       12/31/02
    12.672131        1,215,838.484       12.841113         8,626.211         10.086016         5,676.145       12/31/01
    21.224171         993,843.327            -                 -                 -                 -           12/31/00
    31.565210         329,807.902            -                 -                 -                 -           12/31/99
    14.199318          53,896.345            -                 -                 -                 -           12/31/98
    10.723950          2,830.076             -                 -                 -                 -           12/31/97

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO INSTITUTIONAL SHARES
    11.708282        2,099,555.231       11.934844         14,464.542         9.221822         46,144.266      12/31/03
     9.574914        2,438,561.261        9.731344         10,650.649         7.504379         39,742.411      12/31/02
    13.032840        2,364,153.929       13.206482         7,650.835         10.164080         32,752.139      12/31/01
    17.039678        2,082,293.354           -                 -                 -                 -           12/31/00
    20.488548        1,026,072.851           -                 -                 -                 -           12/31/99
    12.632936         402,131.168            -                 -                 -                 -           12/31/98

                         CONDENSED FINANCIAL INFORMATION

                                         ENHANCED           NUMBER OF        ENHANCED          NUMBER OF
                       NUMBER OF       (1.10% TOTAL         ENHANCED       (0.90% TOTAL        ENHANCED
     STANDARD          STANDARD          SEPARATE         (1.10% TOTAL       SEPARATE        (0.90% TOTAL        YEAR
   ACCUMULATION      ACCUMULATION         ACCOUNT           SEPARATE          ACCOUNT          SEPARATE
    UNIT VALUE           UNITS           EXPENSES)           ACCOUNT         EXPENSES)          ACCOUNT
                      OUTSTANDING      ACCUMULATION         EXPENSES)       ACCUMULATION       EXPENSES)
                                         UNIT VALUE      ACCUMULATION        UNIT VALUE      ACCUMULATION
                                                             UNITS                               UNITS
                                                          OUTSTANDING                         OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
     9.935860          56,665.753            -                 -                 -                 -           12/31/97

PBHG GROWTH II PORTFOLIO
     8.138532         317,820.223         8.296161         2,127.346          8.077339         1,534.127       12/31/03
     6.564979         317,797.743         6.672344         1,611.620          6.483531         1,089.181       12/31/02
     9.568587         349,991.649         9.696208          698.017           9.403165          753.904        12/31/01
    16.299948         351,987.801            -                 -                 -                 -           12/31/00
    19.835104          67,359.578            -                 -                 -                 -           12/31/99
    10.147606          24,618.770            -                 -                 -                 -           12/31/98
     9.511124          6,195.935             -                 -                 -                 -           12/31/97

PBHG LARGE CAP GROWTH PORTFOLIO
    13.204437         617,461.763        13.459963         5,597.758         10.719309         1,309.310       12/31/03
    10.205869         529,410.520        10.372625         3,680.982          8.244305         1,820.584       12/31/02
    14.641681         541,607.501        14.836772         1,891.823         11.769124         1,201.478       12/31/01
    20.703434         484,474.409            -                 -                 -                 -           12/31/00
    21.307087         158,614.893            -                 -                 -                 -           12/31/99
    13.076352          31,474.961            -                 -                 -                 -           12/31/98
    10.150555          11,415.131            -                 -                 -                 -           12/31/97

PBHG MID-CAP PORTFOLIO
    10.704683         741,933.320        10.789725         3,052.005         10.846881         6,439.506       12/31/03
     8.081499         690,961.567         8.121632         1,544.221          8.148538         6,032.373       12/31/02
    10.074367         224,532.821        10.094376          294.873          10.107770           0.000         12/31/01

PBHG SELECT VALUE PORTFOLIO
     7.881539         402,147.263         7.944185          431.539           7.986268           34.692        12/31/03
     6.755996         379,523.798         6.789558          574.544           6.812053           7.248         12/31/02
     9.142710         286,441.118         9.160879          381.369           9.173024           0.000         12/31/01

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
     6.796492        2,169,043.606        6.928189         19,260.743         6.870187         17,248.651      12/31/03
     4.741823        1,894,838.669        4.819438         13,520.388         4.769665         11,503.812      12/31/02
    10.450474        1,591,254.973       10.589986         6,960.237         10.459825         8,211.474       12/31/01
    22.227020        1,164,557.256           -                 -                 -                 -           12/31/00
    38.941.384        433,441.908            -                 -                 -                 -           12/31/99
    11.808346          65,820.143            -                 -                 -                 -           12/31/98
     9.057045          20,974.008            -                 -                 -                 -           12/31/97

SCUDDER VIT -EAFE(R) EQUITY INDEX FUND
     7.422777         410,290.151         7.526202         1,041.280          7.595666         1,116.562       12/31/03
     5.644081         187,535.206         5.705805          687.621           5.747094          791.144        12/31/02
     7.299765          98,100.403         7.357724          296.079           7.396296          506.105        12/31/01
     9.829207          74,370.108            -                 -                 -                 -           12/31/00
    11.958486          6,821.832             -                 -                 -                 -           12/31/99

SCUDDER VIT SMALL CAP INDEX FUND
    12.525203         434,240.830        12.699687           8.778           12.816964         1,637.748       12/31/03
     8.673629         165,980.862         8.768488           0.000            8.832017         1,015.061       12/31/02
    11.074827         153,151.939        11.162755           54.021          11.221359          577.104        12/31/01
    11.003134          83,894.729            -                 -                 -                 -           12/31/00
    11.606269          15,259.149            -                 -                 -                 -           12/31/99


                         CONDENSED FINANCIAL INFORMATION

                                         ENHANCED           NUMBER OF        ENHANCED          NUMBER OF
                       NUMBER OF       (1.10% TOTAL         ENHANCED       (0.90% TOTAL        ENHANCED
     STANDARD          STANDARD          SEPARATE         (1.10% TOTAL       SEPARATE        (0.90% TOTAL        YEAR
   ACCUMULATION      ACCUMULATION         ACCOUNT           SEPARATE          ACCOUNT          SEPARATE
    UNIT VALUE           UNITS           EXPENSES)           ACCOUNT         EXPENSES)          ACCOUNT
                      OUTSTANDING      ACCUMULATION         EXPENSES)       ACCUMULATION       EXPENSES)
                                         UNIT VALUE      ACCUMULATION        UNIT VALUE      ACCUMULATION
                                                             UNITS                               UNITS
                                                          OUTSTANDING                         OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II-ADVISOR CLASS
    15.557210         786,599.201        15.858225         3,558.540         13.165085         16,382.234      12/31/03
    11.513924         666,398.705        11.702014         2,980.451          9.695531         15,221.881      12/31/02
    15.954009         638,318.778        16.166547         1,860.121         13.368024         12,766.517      12/31/01
    16.800998         317,789.969            -                 -                 -                 -           12/31/00
    15.981484         138,453.066            -                 -                 -                 -           12/31/99
    12.012034          72,644.387            -                 -                 -                 -           12/31/98
    10.727356          6,416.208             -                 -                 -                 -           12/31/97

STRONG VIF-MID CAP GROWTH FUND II
    11.892436         626,038.511        12.122670         5,261.753          9.480646         17,364.525      12/31/03
     8.984712         569,056.186         9.131594         3,337.079          7.127359         14,370.240      12/31/02
    14.588097         573,334.387        14.782585         1,410.277         11.515176         11,983.937      12/31/01
    21.369830         454,659.296            -                 -                 -                 -           12/31/00
    25.444156         120,559.085            -                 -                 -                 -           12/31/99
    13.587521          33,197.715            -                 -                 -                 -           12/31/98
    10.707133          2,147.556             -                 -                 -                 -           12/31/97

THE TIMOTHY PLAN CONSERVATIVE GROWTH VARIABLE SERIES
    10.342389         348,794.768        10.393659           37.886          10.428026           0.000         12/31/03
     8.916475         167,693.588         8.934171           0.200            8.946009           0.000         12/31/02

THE TIMOTHY PLAN STRATEGIC GROWTH VARIABLE SERIES
    10.104822         408,637.294        10.154501           0.000           10.187798           0.000         12/31/03
     8.194917         159,507.218         8.210855           0.000            8.221523           0.000         12/31/02

VAN KAMPEN UIF CORE PLUS FIXED INCOME PORTFOLIO-CLASS I
    13.866152        1,111,500.860       14.134373         5,899.268         13.265872         1,753.649       12/31/03
    13.437077        1,065,387.210       13.656469         3,834.895         12.791995           0.000         12/31/02
    12.694998         713,042.852        12.864100         1,978.853         12.025963           0.000         12/31/01
    11.776122         380,480.921            -                 -                 -                 -           12/31/00
    10.749115         279,193.758            -                 -                 -                 -           12/31/99
    11.079965          46,348.096            -                 -                 -                 -           12/31/98
    10.412276            4.653               -                 -                 -                 -           12/31/97

VAN KAMPEN UIF U.S. MID CAP VALUE PORTFOLIO-CLASS I (FORMERLY MID CAP CORE PORTFOLIO)
    15.551851         417,352.873        15.852805         3,927.983         13.057884         3,535.862       12/31/03
    11.143745         383,714.571        11.325832         3,089.661          9.310623         2,938.407       12/31/02
    15.699340         335,452.774        15.908551         1,648.470         13.052029         2,465.356       12/31/01
    16.438193         253,713.630            -                 -                 -                 -           12/31/00
    15.049488         183,388.647            -                 -                 -                 -           12/31/99
    12.705082         111,076.120            -                 -                 -                 -           12/31/98
    11.113227          16,674.966            -                 -                 -                 -           12/31/97

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO-CLASS I
    17.374679         549,927.036        17.710793         5,725.997         16.888195          396.422        12/31/03
    12.811814         469,712.672        13.021061         3,710.088         12.391776          378.990        12/31/02
    13.094325         269,466.499        13.268793         1,955.110         12.602570           0.000         12/31/01
    12.088940         147,402.642            -                 -                 -                 -           12/31/00
     9.482378          86,941.426            -                 -                 -                 -           12/31/99
     9.758808          43,786.457            -                 -                 -                 -           12/31/98


                         CONDENSED FINANCIAL INFORMATION

                                         ENHANCED           NUMBER OF        ENHANCED          NUMBER OF
                       NUMBER OF       (1.10% TOTAL         ENHANCED       (0.90% TOTAL        ENHANCED
     STANDARD          STANDARD          SEPARATE         (1.10% TOTAL       SEPARATE        (0.90% TOTAL        YEAR
   ACCUMULATION      ACCUMULATION         ACCOUNT           SEPARATE          ACCOUNT          SEPARATE
    UNIT VALUE           UNITS           EXPENSES)           ACCOUNT         EXPENSES)          ACCOUNT
                      OUTSTANDING      ACCUMULATION         EXPENSES)       ACCUMULATION       EXPENSES)
                                         UNIT VALUE      ACCUMULATION        UNIT VALUE      ACCUMULATION
                                                             UNITS                               UNITS
                                                          OUTSTANDING                         OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
    11.101269          7,200.060             -                 -                 -                 -           12/31/97

VAN KAMPEN UIF VALUE PORTFOLIO-CLASS I
    12.030718         620,028.974        12.263462         5,123.338         11.680115         5,265.487       12/31/03
     9.098209         526,832.864         9.246820         3,689.937          8.789584         5,091.530       12/31/02
    11.851536         401,628.667        12.009406         2,274.954         11.392961         3,995.102       12/31/01
    11.751659         132,621.948            -                 -                 -                 -           12/31/00
     9.536137          78,330.649            -                 -                 -                 -           12/31/99
     9.848411          34,212.111            -                 -                 -                 -           12/31/98
    10.204064          9,944.401             -                 -                 -                 -           12/31/97





      ENHANCED WITH           NUMBER OF ENHANCED          ENHANCED WITH         NUMBER OF ENHANCED
  ADMINISTRATION CHARGES      WITH ADMINISTRATION    ADMINISTRATION CHARGES     WITH ADMINISTRATION
   WAIVED (0.95% TOTAL       CHARGES WAIVED (0.95%     WAIVED (0.75% TOTAL     CHARGES WAIVED (0.75%
     SEPARATE ACCOUNT       TOTAL SEPARATE ACCOUNT      SEPARATE ACCOUNT      TOTAL SEPARATE ACCOUNT         YEAR
  EXPENSES) ACCUMULATION           EXPENSES)                EXPENSES)                EXPENSES)
        UNIT VALUE            ACCUMULATION UNITS     ACCUMULATION UNIT VALUE    ACCUMULATION UNITS
                                  OUTSTANDING                                       OUTSTANDING

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-INITIAL SHARES
        10.141935                     0.000                 8.261258                   968.674               12/31/03
         8.125307                     0.000                 6.605501                   625.579               12/31/02
        11.544188                     0.000                 9.366268                     0.000               12/31/01

DREYFUS STOCK INDEX FUND-INITIAL SHARES
        12.180793                   680.516                 9.764386                 7,635.158               12/31/03
         9.579380                 3,171.095                 7.663841                 5,807.305               12/31/02
        12.455945                 3,086.013                 9.945431                     0.000               12/31/01

DREYFUS VIF APPRECIATION PORTFOLIO-INITIAL SHARES
        12.623565                   150.958                10.221281                   637.550               12/31/03
        10.517029                   150.958                 8.498780                   404.810               12/31/02
        12.747715                   150.958                10.280968                     0.000               12/31/01

DREYFUS VIF DEVELOPING LEADERS PORTFOLIO-INITIAL SHARES (FORMERLY SMALL CAP PORTFOLIO)
        13.217353                   491.205                12.480727                 2,861.914               12/31/03
        10.131883                   471.199                 9.548300                 2,066.318               12/31/02
        12.646674                   229.386                11.894597                     0.000               12/31/01

DREYFUS VIF GROWTH AND INCOME PORTFOLIO-INITIAL SHARES
        10.802876                     0.000                 9.883935                 1,683.104               12/31/03
         8.616047                     0.000                 7.867534                 1,380.154               12/31/02
        11.648352                     0.000                10.615303                     0.000               12/31/01

DREYFUS VIF MONEY MARKET PORTFOLIO
         1.177135                     0.000                 1.146810                30,543.174               12/31/03
         1.179709                     0.000                 1.147255                13,181.025               12/31/02
         1.174767                     0.036                 1.140245                     0.000               12/31/01

INVESCO VIF-CORE EQUITY FUND-SERIES I SHARES
        12.649559                     0.000                10.742258                   138.231               12/31/03

      ENHANCED WITH           NUMBER OF ENHANCED          ENHANCED WITH         NUMBER OF ENHANCED
  ADMINISTRATION CHARGES      WITH ADMINISTRATION    ADMINISTRATION CHARGES     WITH ADMINISTRATION
   WAIVED (0.95% TOTAL       CHARGES WAIVED (0.95%     WAIVED (0.75% TOTAL     CHARGES WAIVED (0.75%
     SEPARATE ACCOUNT       TOTAL SEPARATE ACCOUNT      SEPARATE ACCOUNT      TOTAL SEPARATE ACCOUNT         YEAR
  EXPENSES) ACCUMULATION           EXPENSES)                EXPENSES)                EXPENSES)
        UNIT VALUE            ACCUMULATION UNITS     ACCUMULATION UNIT VALUE    ACCUMULATION UNITS
                                  OUTSTANDING                                       OUTSTANDING

        10.415998                     0.000                 8.827985                    73.842               12/31/02
        12.999453                     0.000                10.995725                     0.000               12/31/01

INVESCO VIF-DYNAMICS FUND-SERIES I SHARES
         7.452291                     0.000                 7.491858                    57.208               12/31/03
         5.458451                     0.000                 5.476583                    18.335               12/31/02
         8.091444                     0.000                 8.102202                     0.000               12/31/01

INVESCO VIF-FINANCIAL SERVICES FUND-SERIES I SHARES
        10.436461                     0.000                10.491819                   506.763               12/31/03
         8.130414                     0.000                 8.157371                   331.521               12/31/02
         9.644875                     0.000                 9.657683                     0.000               12/31/01

INVESCO VIF-HEALTH SCIENCES FUND-SERIES I SHARES
         9.667612                   179.965                 9.718905                 3,546.346               12/31/03
         7.637544                     0.000                 7.662880                 2,641.906               12/31/02
        10.205610                    61.085                10.219152                     0.000               12/31/01

INVESCO VIF-HIGH YIELD FUND-SERIES I SHARES*
        10.389982                     0.001                 9.202367                   587.034               12/31/03
         8.388454                     0.000                 7.414915                   367.999               12/31/02
         8.579354                     0.000                 7.568636                     0.000               12/31/01

INVESCO VIF-SMALL COMPANY GROWTH FUND-SERIES I SHARES
         7.995424                     0.000                 8.037880                 2,571.023               12/31/03
         6.049012                     0.000                 6.069108                 1,926.298               12/31/02
         8.864827                     0.000                 8.876613                     0.000               12/31/01

JANUS ASPEN SERIES BALANCED PORTFOLIO INSTITUTIONAL SHARES
        16.989064                   171.888                13.362331                 2,154.381               12/31/03
        15.037669                 1,282.216                11.804093                 1,579.653               12/31/02
        16.226337                 1,282.216                12.711912                     0.000               12/31/01

JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO INSTITUTIONAL SHARES
         8.324912                   340.749                 8.401910                 3,673.250               12/31/03
         6.972208                 1,816.324                 7.022777                 2,582.245               12/31/02
         8.346510                 1,813.269                 8.390380                     0.000               12/31/01

JANUS ASPEN SERIES GROWTH PORTFOLIO INSTITUTIONAL SHARES
        11.790223                   128.720                  9.467320                2,297.375               12/31/03
         9.035150                   128.720                  7.240699                1,647.960               12/31/02
        12.411252                   128.720                  9.926552                    0.000               12/31/01

JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO INSTITUTIONAL SHARES
        12.760432                     0.000                 10.317004                    0.000               12/31/03
         9.547961                     0.000                  7.704394                    0.000               12/31/02
        12.952582                     0.000                 10.430913                    0.000               12/31/01

JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO INSTITUTIONAL SHARES (FORMERLY AGGRESSIVE GROWTH PORTFOLIO)
        12.349444                   218.778                  9.723925                  612.357               12/31/03
         9.227625                   856.311                  7.251447                  472.925               12/31/02
        12.926320                   832.210                 10.137880                    0.000               12/31/01

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO INSTITUTIONAL SHARES
        12.049706                   277.111                  9.296883                2,169.871               12/31/03
         9.810429                 2,191.502                  7.554217                1,573.229               12/31/02
        13.294015                 2,191.502                 10.216331                    0.000               12/31/01

      ENHANCED WITH           NUMBER OF ENHANCED          ENHANCED WITH         NUMBER OF ENHANCED
  ADMINISTRATION CHARGES      WITH ADMINISTRATION    ADMINISTRATION CHARGES     WITH ADMINISTRATION
   WAIVED (0.95% TOTAL       CHARGES WAIVED (0.95%     WAIVED (0.75% TOTAL     CHARGES WAIVED (0.75%
     SEPARATE ACCOUNT       TOTAL SEPARATE ACCOUNT      SEPARATE ACCOUNT      TOTAL SEPARATE ACCOUNT         YEAR
  EXPENSES) ACCUMULATION           EXPENSES)                EXPENSES)                EXPENSES)
        UNIT VALUE            ACCUMULATION UNITS     ACCUMULATION UNIT VALUE    ACCUMULATION UNITS
                                  OUTSTANDING                                       OUTSTANDING

PBHG GROWTH II PORTFOLIO
         8.376314                   109.550                  8.143144                   24.975               12/31/03
         6.726823                   100.503                  6.526646                   31.573               12/31/02
         9.760837                    98.859                  9.451567                    0.000               12/31/01

PBHG LARGE CAP GROWTH PORTFOLIO
        13.589802                   345.406                 10.806602                1,932.550               12/31/03
        10.457164                    46.839                  8.299082                1,296.404               12/31/02
        14.935453                    44.069                 11.829654                    0.000               12/31/01

PBHG MID-CAP PORTFOLIO
        10.832611                     0.000                 10.890084                4,311.391               12/31/03
         8.141829                     0.000                  8.168835                3,381.249               12/31/02
        10.104428                    68.486                 10.117852                    0.000               12/31/01

PBHG SELECT VALUE PORTFOLIO
         7.975756                     0.000                  8.018085                3,871.861               12/31/03
         6.806434                     0.000                  6.829025                2,664.127               12/31/02
         9.169998                   121.546                  9.182182                    0.000               12/31/01

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
         6.995073                   714.093                  6.926193                2,295.268               12/31/03
         4.858762                 1,227.788                  4.801404                1,510.593               12/31/02
        10.660475                   993.928                 10.513694                    0.000               12/31/01

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
         7.578571                    59.751                  7.648699                    0.000               12/31/03
         5.736991                 1,800.556                  5.778624                    0.000               12/31/02
         7.386939                 1,799.912                  7.425787                    0.000               12/31/01

SCUDDER VIT SMALL CAP INDEX FUND
        12.788062                   144.907                 12.906395                  370.115               12/31/03
         8.816430                     4.364                  8.880430                  268.850               12/31/02
        11.207088                   272.943                 11.266052                    0.000               12/31/01

STRONG OPPORTUNITY FUND II-ADVISOR CLASS
        16.011139                   122.236                 13.272178                8,493.339               12/31/03
        11.797331                    14.922                  9.759879                6,056.793               12/31/02
        16.273988                    14.922                 13.436685                    0.000               12/31/01

STRONG VIF-MID CAP GROWTH FUND II
        12.239623                    25.023                  9.557876                4,900.443               12/31/03
         9.206023                   797.623                  7.174737                3,459.269               12/31/02
        14.880887                   797.623                 11.574422                    0.000               12/31/01

THE TIMOTHY PLAN CONSERVATIVE GROWTH VARIABLE SERIES
        10.419451                     0.000                 10.453956                    6.078               12/31/03
         8.943061                     0.000                  8.954924                    0.000               12/31/02

THE TIMOTHY PLAN STRATEGIC GROWTH VARIABLE SERIES
        10.179502                     0.000                 10.212939                   30.285               12/31/03
         8.218868                     0.000                  8.229559                    0.000               12/31/02

VAN KAMPEN UIF CORE PLUS FIXED INCOME PORTFOLIO-CLASS I
        14.270730                     0.000                 13.373842                1,396.144               12/31/03
        13.767746                     0.000                 12.876914                1,029.422               12/31/02
        12.949664                     0.000                 12.087792                    0.000               12/31/01

      ENHANCED WITH           NUMBER OF ENHANCED          ENHANCED WITH         NUMBER OF ENHANCED
  ADMINISTRATION CHARGES      WITH ADMINISTRATION    ADMINISTRATION CHARGES     WITH ADMINISTRATION
   WAIVED (0.95% TOTAL       CHARGES WAIVED (0.95%     WAIVED (0.75% TOTAL     CHARGES WAIVED (0.75%
     SEPARATE ACCOUNT       TOTAL SEPARATE ACCOUNT      SEPARATE ACCOUNT      TOTAL SEPARATE ACCOUNT         YEAR
  EXPENSES) ACCUMULATION           EXPENSES)                EXPENSES)                EXPENSES)
        UNIT VALUE            ACCUMULATION UNITS     ACCUMULATION UNIT VALUE    ACCUMULATION UNITS
                                  OUTSTANDING                                       OUTSTANDING

VAN KAMPEN UIF U.S. MID CAP VALUE PORTFOLIO-CLASS I (FORMERLY MID CAP CORE PORTFOLIO)
        16.005864                   113.080                 13.164187                1,518.257               12/31/03
        11.418226                    28.150                  9.372474                  957.992               12/31/02
        16.014471                    28.150                 13.119130                    0.000               12/31/01

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO-CLASS I
        17.881625                    69.022                 17.025662                1,794.121               12/31/03
        13.127169                    28.392                 12.474088                1,338.574               12/31/02
        13.357067                   215.533                 12.667405                    0.000               12/31/01

VAN KAMPEN UIF VALUE PORTFOLIO-CLASS I
        12.381730                    33.363                 11.775296                1,475.807               12/31/03
         9.322154                    33.363                  8.848037                  949.630               12/31/02
        12.089242                   124.533                 11.451625                    0.000               12/31/01

* Note: Effective April 30, 2004, AIM V.I. High Yield Fund acquired the assets of the INVESCO VIF-High Yield Fund.



The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception to December 31, 2003. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown other than the Dreyfus VIF-Money Market Portfolio Subaccount was 10.00000 as of July 15, 1997 (the Separate

Account commencement date) or as of May 1, 1999 (the effective date of the Subaccounts) for the Janus Aspen Series Capital Appreciation Portfolio-Institutional Shares and the two Scudder Investments VIT Funds, or as of May 1, 2001 (the effective date of the Subaccounts) for the INVESCO VIF-Health Sciences Fund, INVESCO VIF-Dynamics Fund, INVESCO VIF-Financial Services Fund, INVESCO VIF-Small Company Growth Fund, PBHG Select Value Portfolio, and PBHG Mid-Cap Portfolio or as of May 1, 2002, (the effective date of the Subaccounts) for The Timothy Plan Conservative Growth Variable Series and The Timothy Plan Strategic Growth Variable Series. The beginning Accumulation Unit Value for the Dreyfus VIF-Money Market Portfolio Subaccount was 1.000000 as of July 15, 1997.

FINANCIAL STATEMENTS

The financial statements and reports of independent auditors for the Company and for the Separate Account are included in the Statement of Additional Information.

PERFORMANCE INFORMATION

From time to time, the Company may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.

YIELD DATA

The "yield" of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The "effective yield" of the money market Subaccount is the same as the "yield" except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company only advertises yields for the money market Subaccount.

TOTAL RETURN DATA

The Company may advertise two types of total return data: "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. "Non-standardized" total return data does not reflect the deduction of contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form. Total return data that does not reflect contract maintenance fees will be higher than the total return realized by an investor who incurs the charges.

"Average annual total return" is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

"Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.

OTHER PERFORMANCE MEASURES

The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:

- compare the performance of a Subaccount with applicable indices and/or industry averages;

- present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

- compare investment return on a tax-deferred basis with currently taxable investment return;

-        illustrate investment returns by graphs, charts, or otherwise.

\
                                 THE PORTFOLIOS

The Separate Account currently offers the following Subaccounts, each of which is invested in a Portfolio with its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts.

All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.

The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.


PORTFOLIO / ADVISOR                                                    INVESTMENT OBJECTIVE
AIM VARIABLE INSURANCE FUNDS (FORMERLY, INVESCO VARIABLE INVESTMENT FUNDS, INC.)

AIM V.I. HIGH YIELD FUND - SERIES I        AIM V.I. High Yield seeks a high level of current income by normally
SHARES                                     investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e.,
(NOTE: EFFECTIVE APRIL 30, 2004, AIM       "junk bonds."  The fund's investments may include synthetic instruments.
V.I. HIGH YIELD FUND ACQUIRED THE          Synthetic instruments are investments that have economic characteristics
ASSETS OF INVESCO VIF - HIGH YIELD FUND)   similar to the fund's direct investments, and may include futures and options. The advisor focus on debt securities that they believe have
Advisor - A I M Advisors, Inc.             favorable prospects for high current income, they also consider the possibility of growth of capital for the security.

INVESCO VIF-CORE EQUITY FUND - SERIES I    INVESCO VIF-Core Equity Fund seeks to provide high total return through both
SHARES                                     growth and current income. The Fund normally invests at least 80% of its net assets in common and preferred stocks of companies with a history of
Advisor - A I M Advisors, Inc.             paying regular dividends and debt securities.  Debt securities include corporate obligations and obligations of the U.S. government and government
Subadvisor:  INVESCO Institutional         agencies.  The remaining assets of the Fund are allocated to other
(N.A.), Inc.                               investments at INVESCO's discretion, based upon current business, economic, and market conditions.

PORTFOLIO / ADVISOR                                                  INVESTMENT OBJECTIVE
INVESCO VIF-DYNAMICS FUND - SERIES I       INVESCO VIF-Dynamics Fund seeks long-term capital growth. The Fund normally
SHARES                                     invests at least 65% of its assets in common stocks of mid-sized companies.
                                           The Fund considers a company to be a mid-capitalization company if it has a
Advisor -  A I M Advisors, Inc.            market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap
Subadvisor:  INVESCO Institutional         Growth Index during the most recent 11-month period (based on month-end
(N.A.), Inc.                               data) plus the most recent data during the current month.  The Fund also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds. The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions, and other factors that INVESCO believes will lead to rapid sales or earnings growth.

INVESCO VIF-FINANCIAL SERVICES FUND -      INVESCO VIF - Financial Services seeks capital growth. The Fund normally
SERIES I SHARES                            invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services
Advisor - A I M Advisors, Inc.             sector.  These companies include, but are not limited to, banks (regional and money-centers), insurance companies (life, property and casualty, and
Subadvisor:  INVESCO Institutional         multi-line), investment and miscellaneous industries (asset managers,
(N.A.), Inc.                               brokerage firms, and government-sponsored agencies) and suppliers to financial services companies. The investment advisor seeks companies, which it believes can grow their revenues and earnings in a variety of interest rate environments - although securities prices of financial services companies generally are interest rate sensitive.

INVESCO VIF-HEALTH SCIENCES FUND -         INVESCO VIF-Health Sciences seeks capital growth. The Fund normally invests
SERIES I SHARES                            at least 80% of its net assets in the equity securities and equity-related instruments of companies that develop, produce or distribute products or
Advisor - A I M Advisors, Inc.             services related to health care.  These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology
Subadvisor:  INVESCO Institutional         and healthcare providers and service companies.  The investment advisor
(N.A.), Inc.                               attempts to blend well-established healthcare firms with faster-growing, more dynamic health care companies. Well-established health care companies typically provide liquidity and earnings visibility for the Portfolio and represent core holdings in the Fund.

INVESCO VIF-SMALL COMPANY GROWTH FUND -    INVESCO VIF-Small Company Growth Fund seeks long-term capital growth. The
SERIES I SHARES                            Fund normally invests at least 80% of its net assets in small capitalization companies. The Fund considers a company to be a small
Advisor - A I M Advisors, Inc.             capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the
Subadvisor:  INVESCO Institutional         Russell 2000 Growth Index during the most recent 11-month period (based on
(N.A.), Inc.                               month-end data) plus the most recent data during the current month.. The fund focuses on companies with accelerating earnings growth attributable to rapid sales growth and new products or services.

PORTFOLIO / ADVISOR                                                  INVESTMENT OBJECTIVE
DREYFUS PORTFOLIOS

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH    The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital
FUND, INC.-INITIAL SHARES                  growth with current income as a secondary goal.  To pursue these goals, the fund normally invests at least 80% of its assets in the common stock of
Advisor - The Dreyfus Corporation          companies that Dreyfus believes meet traditional investment standards and
Sub-Advisor - NCM Capital Management       conduct their business in a manner that contributes to the enhancement of
Group, Inc.                                the quality of life in America.

DREYFUS STOCK INDEX FUND-INITIAL SHARES    The Dreyfus Stock Index Fund seeks to match the total return of the
                                           Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the
                                           Fund generally invests in all 500 stocks in the S&P 500(R) in proportion to
Advisor - The Dreyfus Corporation          their  weighting in the index. The Fund is not sponsored, endorsed, sold or
Index Manager - Mellon Equity Associates   promoted by Standard & Poor's, and Standard & Poor's makes no
(an affiliate of Dreyfus)                  representation regarding the advisability of investing in the Fund.

DREYFUS VARIABLE INVESTMENT FUND           The VIF Appreciation Portfolio seeks to provide long-term capital growth
("VIF")-APPRECIATION PORTFOLIO-INITIAL     consistent with the preservation of capital. Its secondary goal is current
SHARES                                     income. To pursue these goals, the portfolio invests at least 80% of its assets in common stocks.  The portfolio focuses on "blue chip" companies
Advisor - The Dreyfus Corporation          with total market values of more than $5 billion at the time of purchase.
Sub-Advisor - Fayez Sarofim & Co.

DREYFUS VARIABLE INVESTMENT FUND           The Portfolio seeks capital growth. To pursue this goal, the portfolio
("VIF")-DEVELOPING LEADERS                 normally invests at least 80% of its assets in the stocks of companies
PORTFOLIO-INITIAL SHARES                   Dreyfus believes to be characterized by new or innovative products,
(formerly Small Cap Portfolio)             services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the portfolio primarily invests in market capitalizations of less than $2 billion at the time of purchase.
Advisor - The Dreyfus Corporation

DREYFUS VARIABLE INVESTMENT FUND           The VIF Growth and Income Portfolio seeks long-term capital growth, current
("VIF")-GROWTH AND INCOME                  income and growth of income, consistent with reasonable investment risk. To
PORTFOLIO-INITIAL SHARES                   pursue these goals, the portfolio invests primarily in stocks of domestic and foreign issuers.
Advisor - The Dreyfus Corporation

DREYFUS VARIABLE INVESTMENT FUND           The VIF Money Market Portfolio seeks to provide as high a level of current
("VIF")-MONEY MARKET PORTFOLIO             income as is consistent with the preservation of capital and the maintenance of liquidity.  This Portfolio invests in a diversified portfolio of high quality short-term debt securities.  AN INVESTMENT IN THE
Advisor - The Dreyfus Corporation          MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL
                                           DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.  ALTHOUGH THE
                                           PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER
                                           SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

PORTFOLIO / ADVISOR                                                 INVESTMENT OBJECTIVE
JANUS ASPEN SERIES

JANUS ASPEN SERIES BALANCED                This diversified portfolio seeks long-term capital growth, consistent with
PORTFOLIO-INSTITUTIONAL SHARES             preservation of capital and balanced by current income.  The Portfolio normally invests 40-60% of its assets in securities selected primarily for
Advisor - Janus Capital Management LLC     their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income securities.

JANUS ASPEN SERIES CAPITAL APPRECIATION    This non-diversified portfolio seeks long-term growth of capital by
PORTFOLIO-INSTITUTIONAL SHARES             investing primarily in common stocks selected for their growth potential.
                                           The Portfolio may invest in companies of any size, from larger,
Advisor - Janus Capital Management LLC     well-established companies to smaller, emerging growth companies.

JANUS ASPEN SERIES GROWTH                  This diversified portfolio seeks long-term growth of capital in a manner
PORTFOLIO-INSTITUTIONAL SHARES             consistent with the preservation of capital by investing primarily in common stocks selected for their growth potential.  Although the Portfolio can invest in companies of any size, it generally invests in larger, more
Advisor - Janus Capital Management LLC     established companies.

JANUS ASPEN SERIES INTERNATIONAL GROWTH    This diversified portfolio seeks long-term growth of capital by investing,
PORTFOLIO-INSTITUTIONAL SHARES             under normal circumstances, at least 80% of its net assets in securities from at least five different countries, excluding the United States.
Advisor - Janus Capital Management LLC     International investing may present special risks, including currency fluctuations and social and political developments.

JANUS ASPEN SERIES MID CAP GROWTH          This diversified portfolio seeks long-term growth of capital by investing
PORTFOLIO-INSTITUTIONAL SHARES             primarily in common stocks selected for their growth potential, and normally invests at least 80% of its net assets in medium-sized companies.
Advisor - Janus Capital Management LLC

JANUS ASPEN SERIES WORLDWIDE GROWTH        This diversified portfolio seeks long-term growth of capital in a manner
PORTFOLIO-INSTITUTIONAL SHARES             consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world.  International
Advisor - Janus Capital Management LLC     investing may present special risks, including currency fluctuations and social and political developments.

PORTFOLIO / ADVISOR                                                  INVESTMENT OBJECTIVE
PBHG INSURANCE SERIES FUND

PBHG GROWTH II PORTFOLIO                   The Portfolioseeks to provide investors with capital appreciation. Under normal market conditions, the Portfolio invests at least 65% of its assets
Advisor - Pilgrim Baxter & Associates,     in growth securities, such as common stocks, of small and medium sized companies.
Ltd.                                       These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell Midcap(R) Growth Index at the time of the Portfolio's investment. The growth securities in the
                                           Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. The Advisor expects to focus on those growth securities whose market capitalization or annual revenues are between $500 million and $10 billion at the time of purchase.

PBHG LARGE CAP GROWTH PORTFOLIO            The Portfolio seeks to provide investors with long-term growth of capital.
                                           Under normal market conditions, the Portfolio invests at least 80% of its
Advisor - Pilgrim Baxter & Associates,     assets in growth securities, such as common stocks of large capitalization
Ltd.                                       companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000(R) Growth
                                           Index at the time of the Portfolio's investment. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. The Advisor intends to focus on those growth securities whose market capitalizations are over $ 5 billion at the time of purchase.

PBHG MID-CAP PORTFOLIO                     The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.  Under
Advisor - Pilgrim Baxter & Associates,     normal market conditions, the Portfolio invests at least 80% of its assets
Ltd.                                       in equity securities, such as common stocks, issued by companies with market capitalization within the range of the S & P MidCap 400 Index at the time of the Portfolio's investment. The equity securities in the Portfolio are common stocks that the Advisor believes have sustainable long-term growth prospects but are currently trading at modest valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The Portfolio generally has a lower price-to-earnings ratio than the average company in the S&P MidCap 400
                                           Index and its sector weightings are generally within 10% of the Index's sector weightings.

       PORTFOLIO / ADVISOR                                           INVESTMENT OBJECTIVE
       -------------------                                           --------------------

PBHG SELECT VALUE PORTFOLIO                The Portfolio seeks to provide investors long-term growth of capital and income. Current income is a secondary objective. Under normal market
Advisor - Pilgrim Baxter & Associates,     conditions, the Portfolio invests at least 65% of its assets in value
Ltd.                                       securities, such as common stocks, of no more than 30 companies with large market capitalizations. These companies generally have market capitalizations similar to the companies in the S&P 500 Index at the time of the Portfolio's investment. The securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter expects to focus on those value securities whose market capitalizations are over $1 billion at the time of purchase.

PBHG TECHNOLOGY & COMMUNICATIONS           The Portfolio seeks to provide investors with long-term growth of capital.
PORTFOLIO                                  Current income is incidental to the Portfolio's goal. Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 80%
Advisor - Pilgrim Baxter & Associates,     of its assets in common stocks of companies doing business in the technology
Ltd.                                       and communications sector of the market. In addition, the Portfolio is concentrated which means it will invest 25% or more of its total assets in the groups of the industries within that sector. The portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments.

SCUDDER VIT FUNDS

SCUDDER VIT-EAFE (R) EQUITY                Investments in securities of foreign issuers present greater risks including
INDEX (1)                                  currency fluctuations and changes in political/economic conditions. Foreign securities markets generally exhibit greater price volatility and are less
Advisor - Deutsche Asset                   liquid than the US markets. Derivatives may be more volatile and less
Management, Inc.                           liquid than traditional securities and the Fund could suffer losses on its derivative positions. There is no guarantee that the Fund will be able to mirror the MSCI EAFE (R) Index closely enough to track its performance.

                                           The EAFE (R) Index is the exclusive property of Morgan Stanley Capital
                                           International, a service of Morgan Stanley and has been licensed for use by the VIT EAFE (R) Index Fund's investment advisor.

SCUDDER VIT-SMALL CAP INDEX (1)            Investments in small-size company stocks generally carry greater risks than are typically associated with larger companies for various reasons such as
Advisor - Deutsche Asset                   steeper price fluctuations, narrower markets, limited financial resources,
Management, Inc.                           and less liquid stock. Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. There is no guarantee that the Fund will be able to mirror the Russell 2000 Index closely enough to track its performance.

                                           "Russell  2000 (R)" is a trademark of the Frank Russell Company and has been licensed for use by the VIT Small Cap Index Fund's investment advisor.



(1) Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.

       PORTFOLIO / ADVISOR                                           INVESTMENT OBJECTIVE
       -------------------                                           --------------------
STRONG PORTFOLIOS

STRONG OPPORTUNITY FUND II - ADVISOR       The Strong Opportunity Fund II invests, under normal conditions, primarily
CLASS                                      in stocks of medium-capitalization companies that the fund's managers believe are under-priced, yet have attractive growth prospects. The
Advisor - Strong Investments               managers base the analysis on a company's  "Private Market Value" - the price an investor would be willing to pay for the entire company given its management, financial health and growth potential. The managers determine a company's Private Market Value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation and franchise value. The manager may sell a stock when its price no longer compares favorably with the company's Private Market Value.

STRONG VARIABLE INSURANCE FUNDS,           The Strong Mid Cap Growth Fund II invests, under normal conditions, at least
INC.-STRONG MID CAP GROWTH FUND II         80% of its assets in stocks of medium-capitalization companies that the fund's manager believes have favorable prospects for above average and
Advisor - Strong Investments               sustainable   growth of earnings  and/or revenue. The fund defines
                                           "medium-capitalization companies" as companies with a market capitalization substantially similar to that of companies in the Russell
                                           Midcap (TM) Index at the time of investment. Although the fund may invest in stocks of any economic sector, at times it may emphasize one or more particular sectors. The fund may utilize an active trading approach. The manager may sell a holding when there is, among other things, a fundamental change in the outlook for the company  (e.g., a change in management or reduction in earnings)  or to take advantage of a better investment opportunity.

THE TIMOTHY PLAN VARIABLE SERIES

THE TIMOTHY PLAN CONSERVATIVE GROWTH VS    The primary investment objective of the Timothy Plan Conservative Growth
                                           Variable Series is to seek moderate levels of long-term capital growth, with
Advisor - Timothy Partners, Ltd.           a secondary objective of current income. The Portfolio normally invests at least 75% in specific funds offered by the Timothy Plan family of funds.
                                           Fund investments are reallocated as new assets come into the Fund and at the end of each quarter, as needed to maintain the asset allocation. The securities in which the underlying funds shall be precluded from investing, by virtue of the funds' and Portfolio's ethical standards, are referred to as "excluded securities."

THE TIMOTHY PLAN STRATEGIC GROWTH VS       The primary investment objective of the Timothy Plan Strategic Growth
                                           Variable Series is to seek medium to high levels of long-term capital
Advisor - Timothy Partners, Ltd.           growth, with a secondary objective of current income. The Portfolio normally invests at least 75% in specific funds offered by the Timothy Plan family of funds. Fund investments are reallocated as new assets come into the Fund and at the end of each quarter, as needed to maintain the asset allocation. The securities in which the underlying funds shall be precluded from investing, by virtue of the funds' and Portfolio's ethical standards, are referred to as "excluded securities."

       PORTFOLIO / ADVISOR                                           INVESTMENT OBJECTIVE
       -------------------                                           --------------------
VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

VAN KAMPEN UIF-CORE PLUS FIXED INCOME      The investment objective of the Core Plus Fixed Income Portfolio is to seek
PORTFOLIO-CLASS I                          above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Adviser - Van Kampen(1)                    The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years. The
                                           Portfolio may invest opportunistically in non-dollar-denominated securities and high yield securities (commonly referred to as "junk bonds").

VAN KAMPEN UIF-U.S. MID CAP VALUE          The investment objective of the Mid Cap Value Portfolio is to seek
PORTFOLIO-CLASS I (formerly, U.S. Mid      above-average total return over a market cycle of three to five years by
Cap Core Portfolio)                        investing primarily in common stocks and equity securities. The Portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included
Adviser - Van Kampen(1)                    in the Russell Midcap Value Index. The Adviser seeks attractively valued companies experiencing a change that is believed could have a positive impact on a company's outlook, such as a change in management, industry dynamics or operational efficiency.

VAN KAMPEN UIF-U.S. REAL ESTATE            The investment objective of the U.S. Real Estate Portfolio is to seek
PORTFOLIO-CLASS I                          above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate
Adviser - Van Kampen(1)                    industry, including real estate investment trusts (REITs).

VAN KAMPEN UIF-VALUE PORTFOLIO-CLASS I     The investment objective of the Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing
Adviser - Van Kampen(1)                    primarily in common stocks and other equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. The Portfolio emphasizes a value style of investing seeking well established companies that appear undervalued and currently are not being recognized within the market place. The Portfolio may purchase stocks that do not pay dividends; and it may invest, to a limited extent, in foreign equity securities.



(1) Morgan Stanley Investment Management Inc., which does business in certain instances using the name "Van Kampen," serves as the investment advisor to the U.S. Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios. Prior to May 1, 2002 Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of Morgan Stanley Investment Management Inc., served as the investment advisor to the U.S. Mid Cap Value, Value and Core Plus Fixed Income Portfolios.


ADDITIONS, DELETIONS, OR SUBSTITUTIONS

The Company may add or delete Subaccounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions, deletions or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company's control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.

If the Company eliminates a Subaccount or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the SEC to the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law. The Company will also notify Owners before it eliminates a Subaccount or substitutes a Portfolio.

New Subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by the Company.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

VOTING RIGHTS

To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner's percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

* Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R) which is a wholly owned subsidiary of Great American Financial Resources(R), Inc. ("GAFRI"), a publicly traded insurance holding company (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

                              THE SEPARATE ACCOUNT

The Separate Account was established by the Company on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company.

Therefore, the performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

                        GREAT AMERICAN ADVISORS(R), INC.


Great American Advisors(R), Inc. ("GAA"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. GAA is a wholly owned subsidiary of GAFRI. GAA is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 525 Vine Street, Cincinnati, Ohio 45202. The Company pays GAA for acting as underwriter according to the terms of a distribution agreement.


GAA sells Contracts through its registered representatives. In addition, GAA may enter into sales agreements with other broker-dealers to solicit applications for the Contracts through its registered representatives. These broker-dealers are registered with the SEC and are members of the NASD. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuities.

The Company or GAA may pay commissions to registered representatives of GAA and other broker-dealers of up to 8.5% of purchase payments made under the Contracts. These commissions are reduced for Contracts issued to Owners over age
80. When permitted by state law and in exchange for lower initial commissions, GAA and/or the Company may pay trail commissions to registered representatives of GAA and to other broker-dealers. Trail commissions are not expected to exceed 1% of the Account Value of a Contract on an annual basis. To the extent permitted under current law, the Company and/or GAA may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of GAA and/or other broker-dealers.

                             CHARGES AND DEDUCTIONS

CHARGES AND DEDUCTIONS BY THE COMPANY

There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the annual contract maintenance fee, transfer fees, and premium taxes, where applicable. There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.

Except as described below, the Company will never charge more to a Contract than the fees and charges described below, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

The Company reserves the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.

CONTRACT MAINTENANCE FEE

Purpose of Charge          Offset expenses incurred in issuing the Contracts and
                           in maintaining the Contracts and the Separate
                           Account.

Amount of Charge           $40.00 per year

When Assessed              During the Accumulation Period the charge is deducted
                           on each anniversary of the effective date of the Contract, and at time of full surrender. During the Benefit Payment Period a portion of the charge is deducted from each variable dollar benefit payment.

Assessed Against What      Amounts invested in the Subaccounts. During the
                           Accumulation Period, the charge is deducted pro rata from the Subaccounts in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment from the variable account. The charge is not assessed against the Fixed Account options.

Waivers

                           - During Accumulation Period if the Account Value is
                             at least $40,000 on the date the charge is due (individual Contracts only).

                           - During Benefit Payment Period if the amount applied
                             to a variable dollar benefit is at least $40,000 (individual Contracts only).

                           - In the Company's discretion where the Company
                             incurs reduced sales and servicing expenses.

                           - During Benefit Payment Period where required to
                             satisfy state law.

TRANSFER FEE

Purpose of Charge          Offset costs incurred in administering the Contracts.

Amount of Charge           $25 for each transfer in excess of 12 in any contract
                           year. The Company reserves the right to change the amount of this charge at any time.

When Assessed              During Accumulation Period.

Assessed Against What      Deducted from amount transferred.

Waivers Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

ADMINISTRATION CHARGE

Purpose of Charge          Offset expenses incurred in administering the
                           Contracts and the Separate Account.

Amount of Charge           Daily charge equal to 0.000411% of the daily Net
                           Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When Assessed              During the Accumulation Period and during the Benefit
                           Payment Period if a variable dollar benefit is elected.

Assessed Against What      Amounts invested in the Subaccounts. Not assessed
                           against the Fixed Account options.

Waivers May be waived or reduced in the Company's discretion where the Company incurs reduced sales and servicing expenses.

MORTALITY AND EXPENSE RISK CHARGE

Purpose of Charge          Compensation for bearing certain mortality and
                           expense risks under the Contract. Mortality risks arise from the Company's obligation to pay benefit payments during the Benefit Payment Period and to pay the Death Benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge           Daily charge equal to 0.003446% of the daily Net
                           Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When Assessed              During the Accumulation Period, and during the
                           Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What      Amounts invested in the Subaccounts. Not assessed
                           against the Fixed Account options.

Waivers When the Company expects to incur reduced sales and servicing expenses, it may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as "Enhanced Contracts." The mortality and expense risk charge under an Enhanced Contract is a daily charge of either: (1) 0.002615% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.95%; or (2) 0.002063% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.75%.

PREMIUM TAXES

Currently some state and local governments impose premium taxes. These taxes currently range up to 5.0% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

DISCRETIONARY WAIVERS OF CHARGES

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

EXPENSES OF THE PORTFOLIOS

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Expense Tables of this prospectus unless a Portfolio commenced operations in the current calendar year. In that case, estimated Portfolio expenses are included in the Expense Tables of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

                                  THE CONTRACTS

Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group Owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant's interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.

RIGHT TO CANCEL

The Owner of an individual Contract may cancel it before midnight of the twentieth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it, plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.

PERSONS WITH RIGHTS UNDER A CONTRACT

OWNER: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

JOINT OWNERS: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the Death Benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

SUCCESSOR OWNER: The surviving spouse of a deceased Owner may become a Successor Owner if the surviving spouse was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse to become a Successor Owner, the Owner must make an election prior to the Owner's death, or the surviving spouse must make an election within one year of the Owner's death.

ANNUITANT: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of

Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

BENEFICIARY: The person entitled to receive the Death Benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner's estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent Death Benefit payments.

PAYEE: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the Death Benefit.

ASSIGNEE: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

                               ACCUMULATION PERIOD

Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner's instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrenders, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrenders and Contract Loans sections of this prospectus.

ACCOUNT STATEMENTS

During the Accumulation Period, the Company will provide at least once each contract year a report of the Contract's Account Value, and any other information required by law. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.

ACCOUNT VALUE

The value of a Contract during the Accumulation Period is referred to as the "Account Value." The Account Value at any given time is the sum of: (1) amounts invested in the Fixed Account options plus the fixed rate(s) of interest earned on those amounts as of that time; and (2) the value of the Owner's interest in the Subaccounts as of that time. The value of the Owner's interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of the preceding Valuation Period. The Account Value at any time is net of any charges, deductions, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

ACCUMULATION UNITS

Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

         -        transfer from a Subaccount

         -        full or partial surrender from the Subaccounts

         -        payment of a Death Benefit

         - application of the amounts in the Subaccounts to a settlement option

         -        deduction of the contract maintenance fee

         -        deduction of any transfer fee

SUCCESSOR OWNER ENDORSEMENT

If the Contract is modified by the Successor Owner endorsement, and the surviving spouse of a deceased Owner becomes a Successor Owner of the Contract, the Account Value will be stepped-up to equal the Death Benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of Death Benefit. The election to become Successor Owner must be made within one year of the date of the Owner's death.

The Successor Owner endorsement may not be available in all states.

PURCHASE PAYMENTS

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

                                             TAX-QUALIFIED                   NON-TAX-QUALIFIED
                                             -------------                   -----------------
MINIMUM INITIAL PURCHASE PAYMENT       $ 20,000                         $ 20,000
MINIMUM ADDITIONAL PAYMENTS            $     50                         $    100
MAXIMUM SINGLE PURCHASE PAYMENT        $500,000 or Company approval     $500,000 or Company approval

The Company reserves the right to increase or decrease the minimum initial purchase payment or the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.

Each purchase payment will be applied by the Company to the credit of the Owner's account. If the application form is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application form is not in good order, the Company will attempt to get the application form in good order within five business days. If the application form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically gives the Company consent to keep the purchase payment until the application form is in good order. Once the application form is in good order, the purchase payment will be applied to the Owner's account within two business days.

Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

INVESTMENT OPTIONS-ALLOCATIONS

Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. The Fixed Account options are not available under group Contracts. See the Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. The currently available Fixed Account options for individual Contracts are:

     Fixed Accumulation Account Option
     One-Year Guaranteed Interest Rate Option
     Three-Year Guaranteed Interest Rate Option
     Five-Year Guaranteed Interest Rate Option
     Seven-Year Guaranteed Interest Rate Option

The current restrictions on allocations are:

                                              TAX-QUALIFIED AND NON-TAX-QUALIFIED
                                              -----------------------------------
MINIMUM ALLOCATION TO ANY SUBACCOUNT         $10

MINIMUM ALLOCATION TO FIXED ACCUMULATION     $10
ACCOUNT                                      Not available under group Contracts.

MINIMUM ALLOCATION TO FIXED ACCOUNT          $2,000
GUARANTEE PERIOD OPTION                      Not available under group
                                             Contracts.
                                             No amounts may be allocated to a
                                             guarantee period option, which
                                             would extend beyond the Owner's
                                             85th birthday or 5 years after the
                                             effective date of the Contract, if
                                             later.

ALLOCATION DURING RIGHT TO CANCEL PERIOD     No current restrictions, however,
                                             the Company reserves the right to
                                             require that purchase payment(s) be
                                             allocated to the money market
                                             Subaccount or to the Fixed
                                             Accumulation Account option during
                                             the right to cancel period.

Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest of at least 3% per year. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company. Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.

PRINCIPAL GUARANTEE PROGRAM

An Owner of an individual Contract may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000.

RENEWAL OF FIXED ACCOUNT GUARANTEE OPTIONS

At the end of a guarantee period, and for 30 days preceding the end of such guarantee period, the Owner may elect to allocate the amount maturing to any of the available investment options under the Contract. If the Owner does not make a reallocation election, the amount maturing will be allocated to the guarantee period option with the same number of years as the period expiring, or the next shortest period as may be required to comply with the restriction on allocation to guarantee period options as described in the Investment Options--Allocations section of this prospectus. If no guarantee period is available due to this restriction, the amount maturing will be allocated to the Fixed Accumulation Account option.

TRANSFERS

During the Accumulation Period, an Owner may transfer amounts among Subaccounts, between Fixed Account options (where available), and/or between Subaccounts and Fixed Account options (where available).

The current restrictions on transfers are:

                                                                 TAX-QUALIFIED AND NON-TAX-QUALIFIED
                                                                 -----------------------------------
MINIMUM TRANSFER FROM ANY SUBACCOUNT                   $500 or balance of Subaccount, if less

MINIMUM TRANSFER FROM FIXED ACCOUNT OPTION             $500 or balance of Fixed Account option, if less

MINIMUM TRANSFER TO FIXED ACCOUNT GUARANTEE PERIOD     $2,000
OPTION                                                 Not available under group Contracts.
                                                       No amounts may be transferred to a guarantee period option, which would extend beyond the Owner's 85th birthday or 5 years after the effective date of the Contract, if later.

MAXIMUM TRANSFER FROM FIXED ACCOUNT OPTION OTHER       During any contract year, 20% of the Fixed Account option's
THAN FIXED ACCOUNT GUARANTEE PERIOD OPTION WHICH IS    value as of the most recent contract anniversary.
MATURING

TRANSFERS FROM FIXED ACCOUNT OPTIONS                   May not be made prior to first contract anniversary.
                                                       Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of 6 months from the date of the original transfer.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.

AUTOMATIC TRANSFER PROGRAMS

During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

                                                                   MINIMUM ACCOUNT
          SERVICE                      DESCRIPTION                   REQUIREMENTS             LIMITATIONS/NOTES
          -------                      -----------                   ------------             -----------------
DOLLAR COST AVERAGING           Automatic transfers from      Source of funds must be at   Dollar cost averaging
There are risks involved in     the money market Subaccount   least $10,000.               transfers may not be made
switching between investments   to any other Subaccount(s),   Minimum transfer per month   to any of the Fixed Account
available under the             or from the Fixed             is $500. When balance of     options. The dollar cost
Contract. Dollar cost           Accumulation Account option   source of funds falls        averaging transfers will
averaging requires regular      (where available) to any      below $500, entire balance   take place on the last
investments regardless of       Subaccount(s), on a monthly   will be allocated            Valuation Date of each
fluctuating price levels and    or quarterly basis.           according to dollar cost     calendar month or quarter
does not guarantee profits or                                 averaging instructions.      as requested by the Owner.
prevent losses in a declining
market. You should consider
your financial ability to
continue dollar cost
averaging transfers through
periods of changing price
levels.

                                                                   MINIMUM ACCOUNT
          SERVICE                      DESCRIPTION                   REQUIREMENTS             LIMITATIONS/NOTES
          -------                      -----------                   ------------             -----------------
PORTFOLIO REBALANCING           Automatically transfer        Minimum Account Value of     Transfers will take place
                                amounts between the           $10,000.                     on the last Valuation Date
                                Subaccounts and the Fixed                                  of each calendar quarter.
                                Accumulation Account option                                Portfolio rebalancing will
                                (where available) to                                       not be available if the
                                maintain the percentage                                    dollar cost averaging
                                allocations selected by the                                program or an interest
                                Owner.                                                     sweep from the Fixed
                                                                                           Accumulation Account option
                                                                                           is being utilized.

INTEREST SWEEP                  Automatic transfers of the    Balance of each Fixed        Interest sweep transfers
Not available under group       income from any Fixed         Account option selected      will take place on the last
Contracts.                      Account option(s) to any      must be at least $5,000.     Valuation Date of each
                                Subaccount(s).                Maximum transfer from each   calendar quarter. Interest
                                                              Fixed Account option         sweep is not available from
                                                              selected is 20% of such      the Seven-Year Guaranteed
                                                              Fixed Account option's       Interest Rate Option if the
                                                              value per year. Amounts      Principal Guarantee Program
                                                              transferred under the        is selected.
                                                              interest sweep program
                                                              will reduce the 20%
                                                              maximum transfer amount
                                                              otherwise allowed.

TELEPHONE, FACSIMILE OR INTERNET TRANSFERS

Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period. Transfer instructions currently may be placed by telephone at 1-800-789-6771, or via facsimile at 513-412-3766, or over the Internet through the Company's web site at www.annuityinvestors.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company's web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days' written notice to affected Contract Owners.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

TERMINATION OF AUTOMATIC TRANSFER PROGRAMS

The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days' notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-412-3766. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

OTHER RESTRICTIONS ON TRANSFERS

Transfers involving Subaccounts may be subject to restrictions or requirements if exercised by a market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. In particular, a pattern of transfers that coincides with a market timing strategy has the potential to have a detrimental effect on Accumulation Unit Values or Portfolio net asset values. Portfolios may refuse to execute such transfer requests. The Company may be unable to effectuate transfers in such situations.


Additionally, the Company reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect Contract Owners, Annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some Contract Owners (or third parties acting on their behalf). The Company will apply the same standards to Contract Owners in its determination of whether to exercise its right to refuse or limit transfer requests (or when taking other necessary actions). If the Company determines that a Contract Owner (or third party acting on the Contract Owner's behalf) is engaging in harmful short-term trading, the Company reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified Contract Owners to submit transfer requests via telephone, facsimile or over the Internet. If the Company exercises this right, affected Contract Owners would be limited to submitting transfer requests via U.S. mail. The Company may also refuse transfer requests submitted by specified Contract Owners (or third parties on their behalf) that exhibit a pattern of short-term trading. Any action taken by the Company pursuant to this provision will be preceded by 10 days' written notice to the affected Contract Owner(s). If the Company refuses a transfer request pursuant to this provision, the request may be resubmitted via U.S. mail. That transfer would then be effective as of the Valuation Date during which the Company receives the request for transfer via U.S. mail, and would be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.


SURRENDERS

An Owner may surrender a Contract either in full or in part during the Accumulation Period. The restrictions and charges on surrenders are:


                                                               TAX-QUALIFIED                   NON-TAX-QUALIFIED
                                                               -------------                   -----------------
MINIMUM AMOUNT OF PARTIAL SURRENDER                                                  $500

MINIMUM REMAINING SURRENDER VALUE AFTER PARTIAL                                      $500
SURRENDER

AMOUNT AVAILABLE FOR SURRENDER (valued as of end of     Account Value subject to tax    Account Value subject to
Valuation Period in which request for surrender is      law or employer plan            employer plan restrictions on
received by the Company)                                restrictions on withdrawals     withdrawals

TAX PENALTY FOR EARLY WITHDRAWAL                        When applicable, 10% of amount distributed before age 59 1/2
                                                        (25% for certain SIMPLE IRAs)

CONTRACT MAINTENANCE FEE ON FULL SURRENDER              $40


A full surrender will terminate the Contract. Partial surrenders are withdrawn proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the surrender request unless the Owner requests that the surrender be withdrawn from a specific investment option. A surrender is effective on the Valuation Date during which the Company receives the request for surrender, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered amount may be delayed if the amount surrendered was paid to the Company by a check that has not yet cleared. Surrenders from a Fixed Account option may be delayed for up to six months after receipt of a surrender request as allowed by state law. Surrenders from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

SYSTEMATIC WITHDRAWAL

During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS

The Company may make loans to Owners of certain tax-qualified Contracts. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account option and earn a fixed rate of interest applicable to loan collateral. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

TERMINATION

The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount that would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company's involuntary surrender right as described above.

                             BENEFIT PAYMENT PERIOD

ANNUITY BENEFIT

An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the contract anniversary following the 85th birthday of the eldest Owner, or five years after the effective date of the Contract, whichever is later.

The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. The Owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

For group contracts, Annuity Benefit payments will be made to the Participant as payee. Any Annuity Benefit amounts remaining payable on his or her death will be paid to the contingent payee designated by the Participant by Written Request. We may reject the naming of a non-natural payee. The Participant will be the person on whose life any Annuity Benefit payments are based.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value to a fixed dollar benefit for the life of the Annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.

DEATH BENEFIT

A Death Benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse becomes a Successor Owner of the Contract, the Death Benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.

Death Benefit payments shall be made to the Beneficiary as payee. In lieu of that, after the death of the Owner, a Beneficiary which is a non-natural person may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a Death Benefit. Any such election by a non-natural person as Beneficiary shall be by Written Request, and may be made or changed at any time.

The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. However, if the Beneficiary is a non-natural person, then any payments under a life option will be based on the life of a person to whom the Beneficiary is obligated, who must be designated by the Beneficiary by Written Request before the Death Benefit Commencement Date.

In any event, if the Beneficiary is a non-natural person, any Death Benefit amounts remaining payable on the death of the payee will be paid to any contingent payee designated by the Beneficiary by Written Request, or if none is surviving at the time payment is to be made, then to the Beneficiary.

DEATH BENEFIT AMOUNT

The Death Benefit Amount will equal the greater of:

         1) the Account Value on the Death Benefit Valuation Date; or

         2) the total purchase payment(s) less any partial surrenders.

PAYMENT OF BENEFITS

When a Contract is annuitized, or when a Death Benefit is applied to a settlement option, the Account Value or the Death Benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted on a basis acceptable to you and us at the time of the commutation request.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

INCOME FOR A FIXED PERIOD: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for Death Benefit settlement options only.)

LIFE ANNUITY WITH PAYMENTS FOR A FIXED PERIOD: The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

JOINT AND ONE-HALF SURVIVOR ANNUITY: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

LIFE ANNUITY: The Company will make periodic payments until the death of the person on whose life the benefit payments are based.


CALCULATION OF FIXED DOLLAR PAYMENTS


Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

The Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually. For group Contracts, individual tax-qualified Contracts and individual non-tax-qualified Internal Revenue Code ("IRC") Section 457 Contracts, the Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts, except IRC Section 457, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company's standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.


CALCULATION OF VARIABLE DOLLAR PAYMENTS


The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company's minimum guaranteed settlement option factors, reduced by a pro rata portion of the contract maintenance fee, equal to the amount of the fee divided by the number of payments to be made over a 12-month period.

The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 3% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccount is less than 3%.

The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.


The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the contract maintenance fee) among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.


                               FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in the prospectus and Statement of Additional Information should not be used as tax advice. Federal income tax laws are subject to interpretation by the IRS and are subject to change. You should consult a competent tax advisor to discuss how current tax laws affect your particular situation.

TAX DEFERRAL ON ANNUITIES

Internal Revenue Code ("IRC") Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when the Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.

TAX-QUALIFIED RETIREMENT PLANS

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including individual retirement annuities ("IRAs"), you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

INDIVIDUAL RETIREMENT ANNUITIES

IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement arrangement known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until the employee receives distributions from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

ROTH IRAS

IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions may be made after five years once the Owner attains age 59-1/2, becomes disabled or dies, or for qualified first-time homebuyer expenses.

TAX-SHELTERED ANNUITIES

IRC 403(b) of the Code permits contributions to a "tax-sheltered annuity" or "TSA" for the employees of public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). TSA contributions and Contract earnings are generally not included in the gross income of the employee until the employee receives distributions from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59-1/2, separates from service, becomes disabled, incurs a hardship or dies. The Contracts may be modified if necessary to comply with any restrictions under the Texas ORP, or any other retirement plan under which the Contract was purchased.

TEXAS OPTIONAL RETIREMENT PROGRAM

The Texas Optional Retirement Program ("ORP") provides for the purchase of IRC 403(b) Tax-Sheltered Annuities with fixed employer and employee contributions.
Section 830.105 of the Texas Government Code provides that amounts attributable to such contributions cannot be distributed until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70-1/2, or dies. Section 830.205 of the Texas Government Code provides that amounts attributable to employer contributions vest after one year of participation. Accordingly, distributions require written certification from the employer of the employee's vesting status and, if the employee is living and under age 70-1/2, the employee's retirement or other termination from employment.

TEXAS TEACHERS RETIREMENT SYSTEM

The Texas Teachers Retirement System ("TRS") provides for the purchase of IRC 403(b) Tax-Sheltered Annuities. In order to qualify for inclusion as an investment option in the TRS program, the Contracts are subject to certain requirements established by TRS. Among other things, the TRS requirements impose limitations on total expenses (including expenses of the Portfolios). As a result, some of the Subaccounts and their underlying Portfolios may not be available to TRS Contract Owners for allocation of purchase payments or transfers. Similarly, certain optional benefits that are, or may be, offered to other Contract Owners for an extra charge may not be available to TRS Contract Owners due to these limitations.

PENSION AND PROFIT SHARING PLANS

IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may use annuity contracts to fund plan benefits. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.

GOVERNMENTAL DEFERRED COMPENSATION PLANS

State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees under IRC Section 457(g).

NONQUALIFIED DEFERRED COMPENSATION PLANS

Non-governmental tax-exempt employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees under IRC Section 457 (and governmental employers may do so in connection with a plan taxed under IRC 457(f)). Other employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees. In most cases, these plans are designed so that contributions made for the benefit of the employees generally will not be includable in the employees' gross income until distributed from the plan. In these situations, the Contract is usually owned by the employer and is subject to the claims of its general creditors. Benefit payments under the employer plan (whether or not made from the Contract) may be subject to restrictions imposed by the IRC or by the plan.

SUMMARY OF INCOME TAX RULES

The following chart summarizes the basic income tax rules governing tax-qualified and non-tax-qualified Contracts.

                                    TAX-QUALIFIED PLANS
                         NONQUALIFIED DEFERRED COMPENSATION PLANS            BASIC NON-TAX-QUALIFIED CONTRACTS
                       ---------------------------------------------    --------------------------------------------
PLAN TYPES              -   IRC Section 401 (Pension and Profit         -   IRC Section 72 only
                            Sharing)

                        -   IRC Section 403(b) (Tax-Sheltered
                            Annuities)

                        -   IRC Section 408 (IRA, SEP, SIMPLE IRA)

                        -   IRC Section 408A (Roth IRA)

                        -   IRC Section 457

                        -   Nonqualified Deferred Compensation

WHO MAY PURCHASE A     Natural person, employer, or employer plan.      Anyone. Non-natural person may purchase but
CONTRACT               Nonqualified deferred compensation plans will    will generally lose tax-deferred status.
                       generally lose tax-deferred status of Contract
                       itself.

TAXATION OF            If there is an after-tax "investment in the      Account Value in excess of "investment in the
SURRENDERS             contract," a pro rata portion of the amount      contract" is included in taxable income.
                       surrendered is taxable income based on the       Generally, the "investment in the contract"
                       ratio of "investment in the contract" to         will equal the sum of all purchase payments
                       Account Value. Usually, 100% of distributions    less prior non-taxable withdrawals.
                       from a qualified plan must be included in        Surrenders are deemed to come from earnings
                       taxable income because there were no after-tax   first, and "investments in the contract"
                       contributions and therefore no "investment in    last.
                       the contract."  Qualified distributions from
                       Section 408A Roth IRA may be completely tax      For a Contract purchased as part of an IRC
                       free.                                            Section 1035 exchange which includes
                                                                        contributions made before August 14, 1982
                       Surrenders prior to age 59 1/2 may be subject    ("pre-TEFRA contributions") partial
                       to 10% tax penalty  (25% for a SIMPLE IRA        withdrawals are not taxable until the
                       within the first two years of participation).    pre-TEFRA contributions have been returned.

                       Surrenders from tax-qualified Contracts may be   The taxable portion of any surrender prior to
                       restricted to meet requirements of the           age 59 1/2 may be subject to a 10% tax penalty.
                       Internal Revenue Code or the terms of a
                       retirement plan.

TAXATION OF BENEFIT    For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio
PAYMENTS (ANNUITY      of after-tax "investment in the contract" (if any) to the total expected payments, and the
BENEFIT PAYMENTS OR    balance is included in taxable income. For variable dollar benefit payments, a specific
DEATH BENEFIT          dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than
PAYMENTS)              a percentage of each payment. In either case, once the after-tax "investment in the contract"
                       has been recovered, the full amount of each benefit payment is included in taxable income.
                       Qualified distributions from a Section 408A Roth IRA made five years or more after the first
                       Roth IRA contribution may be completely tax free. The taxable portion of any payments received before age 59 1/2 may be subject to a 10% tax penalty (25% for SIMPLE IRA payments with in the first 2 years of participation). Tax penalties do not apply to any payments after the death of the Owner.

TAXATION OF LUMP SUM   Taxed to recipient generally in same manner as full surrender. Tax penalties do not apply to
DEATH BENEFIT PAYMENT  Death Benefit distributions.

ASSIGNMENT OF          Assignment and transfer of Ownership generally   Generally, deferred earnings become taxable
CONTRACT/              not permitted.                                   to transferor at time of transfer and
TRANSFER OF OWNERSHIP                                                   transferee receives an "investment in the
                                                                        contract" equal to the Account Value at that
                                                                        time. Gift tax consequences are not
                                                                        discussed herein.

WITHHOLDING            Eligible rollover distributions from Section     Generally, Payee may elect to have taxes
                       401, Section 403(b), and governmental Section    withheld or not.
                       457 plan Contracts subject to 20% mandatory
                       withholding on taxable portion unless direct
                       rollover. Other Section 457 plan benefits and
                       nonqualified deferred compensation plan
                       benefits subject to wage withholding. For all
                       other payments, Payee may elect to have taxes
                       withheld or not.

                           GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.

ACCUMULATION UNIT VALUE: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Funds.

BENEFIT UNIT VALUE: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

The Benefit Unit Value for a Subaccount at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate, which is already incorporated in the calculation of variable dollar benefit payments.

NET INVESTMENT FACTOR: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

                           THE REGISTRATION STATEMENT

The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the SEC's web site www.sec.gov. The registration number for the Registration Statement is 333-51955.

                          OTHER INFORMATION AND NOTICES

HOUSEHOLDING - REVOCATION OF CONSENT

Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household ("householding") may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.

Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 for additional information about householding.

ELECTRONIC DELIVERY OF REQUIRED DOCUMENTS

Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.

LEGAL PROCEEDINGS


The Company and Great American Advisors(R), Inc. are involved in various kinds of routine litigation which, in management's judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

                       STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

                                                                          Page
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R).............................    3
      General Information and History...................................    3
      State Regulations.................................................    3
SERVICES................................................................    3
      Safekeeping of Separate Account Assets............................    3
      Records and Reports...............................................    3
      Experts...........................................................    3
DISTRIBUTION OF THE CONTRACTS...........................................    4
CALCULATION OF PERFORMANCE INFORMATION..................................    4
      Money Market Subaccount Standardized Yield Calculation............    4
      Average Annual Total Return Calculation...........................    6
      Cumulative Total Return Calculation...............................    6
      Standardized Average Annual Total Return Data.....................    7
      Non-Standardized Average Annual Total Return Data.................   11
      Other Performance Measures........................................   14
BENEFIT UNITS-TRANSFER FORMULAS.........................................   15
FEDERAL TAX MATTERS.....................................................   16
      Taxation of Separate Account Income...............................   16
      Tax Deferred Status of Non Qualified Contracts....................   17
FINANCIAL STATEMENTS....................................................   17

       Copies of the Statement of Additional Information dated May 1, 2004 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site www.annuityinvestors.com to request a copy.

       Name:
       _______________________________________________________________________
       Address:
       _______________________________________________________________________
       City:
       _______________________________________________________________________
       State:
       _______________________________________________________________________
       Zip:
       _______________________________________________________________________

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT B

                            THE COMMODORE SPIRIT(SM)
                           THE COMMODORE ADVANTAGE(R)
                        AND THE COMMODORE INDEPENDENCE(R)
            GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES

                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2004

Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2004, for either The Commodore Spirit, The Commodore Advantage or The Commodore Independence Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the INVESCO VIF-Total Return Fund Subaccount, the Scudder VIT Equity 500 Index Subaccount, The Timothy Plan Small-Cap Variable Series Subaccount or the Van Kampen-Emerging Markets Equity Subaccount (collectively, the "Subaccounts"). The INVESCO, Scudder, and Van Kampen Subaccounts are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on April 30, 2001. The Timothy Plan Subaccount is an additional investment option of the Contracts available only to Contract Owners who held Accumulation Units in that Subaccount on April 30, 2002. Each of these investment options will become unavailable to you once you no longer have money in that Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Subaccounts described in this Supplemental Prospectus.

The Statement of Additional Information ("SAI") dated May 1, 2004, contains more information about the Company, the Separate Account and the Contracts, including the Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: http:\\www.sec.gov. The registration number for The Commodore Spirit is 333-19725; The Commodore Advantage is 333-51971; and The Commodore Independence is 333-51955.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-        THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED

-        THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR
         CREDIT UNION

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS

-        THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE

                                 EXPENSE TABLES

The "EXPENSE TABLES" section of the Contract Prospectus is supplemented by adding the following:

PORTFOLIO ANNUAL EXPENSES (BEFORE EXPENSE REIMBURSEMENT)
(As a percentage of Portfolio average net assets)

                                                                      MANAGEMENT         OTHER        TOTAL ANNUAL
                PORTFOLIO                                                FEES           EXPENSES       EXPENSES(1)
------------------------------------------------------------------------------------------------------------------
INVESCO VIF Total Return Fund(2)                                         0.75             0.98             1.73
Scudder VIT Equity 500 Index Fund(3)                                     0.20             0.12             0.32
The Timothy Plan Small-Cap Variable Series(4)                            1.00             0.56             1.56
Van Kampen UIF Emerging Markets Equity Portfolio(5)                      1.25             0.68             1.93

(1) Data for each Portfolio are for its fiscal year ended December 31, 2003. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:

                                                                                             TOTAL
                                                              MANAGEMENT       OTHER         ANNUAL
            PORTFOLIO                                            FEES         EXPENSES      EXPENSES
----------------------------------------------------------------------------------------------------
INVESCO VIF Total Return Fund(2)                                 0.75           0.55           1.30
Scudder VIT Equity 500 Index Fund(3)                             0.20           0.10           0.30
The Timothy Plan Small-Cap Variable Series(4)                    1.00           0.20           1.20
Van Kampen UIF Emerging Markets Equity Portfolio(5)              1.16           0.62           1.78

(2) The Fund's advisor and/or distributor have contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit the Total Annual Fund Operating Expenses to 1.30%. Certain expenses are not included in determining the amount of waiver or reimbursement and as a result, the Total Annual Fund Operating Expenses could exceed the 1.30%. cap. Currently, the only offset expense arrangement from which the Fund benefits are in the form of credits that the Fund receives from banks whether the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay Fund expenses. The expense limitation agreements are in effect through December 31, 2005. In addition, the Fund has adopted a new form of administrative services and transfer agency agreement which will be effective May 1, 2004. As a result, the Other Expenses have been restated to reflect changes in fees under the new agreements.

(3) The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.30% of the average daily net assets of the Fund until April 30, 2005.

(4) The Trust and the TPL have entered into an agreement with the participating Life Insurance Company, pursuant to which the Insurance Company maintains the records related to the ownership of the Fund's shares by the Insurance Company Separate Accounts, processes all purchases and redemptions within the Accounts, and provides other administrative and shareholder services for an administrative services fee of 0.20% of the Fund's assets. The Advisor contractually has agreed to waive all or a portion of its advisory fees and/or reimburse expenses in order to keep the Fund's total annual operating expenses at 1.20% through the life of the fund. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the following three fiscal years if the Fund is able to make the repayment without exceeding its current expense limitation.

(5) For the year ended December 31, 2003, the management fee was reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio's advisor to the extent total annual operating expenses exceed 1.75%. The advisor may terminate these voluntary waivers at any time at its sole discretion. In determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the advisor excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio is 0.03% of such investment related expense.

EXAMPLES FOR COMMODORE SPIRIT

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:


                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
MAXIMUM                          1,061                  1,653                   2,345                  4,795
MINIMUM                            893                  1,124                   1,423                  2,723


(2) If you annuitize your Contract at the end of the applicable time period:


                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
MAXIMUM                          361                    1,153                   2,045                  4,795
MINIMUM                          193                      624                   1,123                  2,723


(3) If you do not surrender your Contract:


                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
MAXIMUM                          361                    1,153                   2,045                  4,795
MINIMUM                          193                      624                   1,123                  2,723


EXAMPLES FOR COMMODORE ADVANTAGE

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:


                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
MAXIMUM                          1,579                  2,043                   2,773                  5,038
MINIMUM                          1,392                  1,455                   1,747                  2,738


(2) If you annuitize your Contract at the end of the applicable time period:


                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
MAXIMUM                            379                  1,211                   2,149                  5,038
MINIMUM                            192                    623                   1,123                  2,738


(3) If you do not surrender your Contract:


                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
MAXIMUM                            379                  1,211                   2,149                  5,038
MINIMUM                            192                    623                   1,105                  2,696

EXAMPLES FOR COMMODORE INDEPENDENCE

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:


                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
MAXIMUM                          360                    1,150                   2,042                  4,795
MINIMUM                          126                      410                     744                  1,840


(2) If you annuitize your Contract at the end of the applicable time period:


                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
MAXIMUM                          360                    1,150                   2,042                  4,795
MINIMUM                          126                      410                     744                  1,840


(3) If you do not surrender your Contract:


                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
MAXIMUM                          360                    1,150                   2,042                  4,795
MINIMUM                          126                      410                     744                  1,840

                         CONDENSED FINANCIAL INFORMATION


The tables below give year-end Accumulation Unit Information for the Commodore Spirit, Commodore Advantage, and Commodore Independence variable annuities with respect to the INVESCO, Scudder, Timothy Plan and Van Kampen Subaccounts. This information is presented from the end of the year of inception through December 31, 2003. It should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value was 10.000000 as of July 15, 1997 (the date the INVESCO and Van Kampen Subaccounts commenced operations), or as of May 1, 1998 (the date the Timothy Plan Subaccount commenced operations), or as of May 1, 1999 (the date the Scudder Subaccount commenced operations).

                                                             THE COMMODORE SPIRIT
                                                                   333-19725
                      -----------------------------------------------------------------------------------------
                                                   OPTIONAL DEATH BENEFIT (ISSUE  OPTIONAL DEATH BENEFIT (ISSUE
                                STANDARD                AGE 65 AND YOUNGER)          AGE OVER 65 AND UNDER 79)
                      -----------------------------------------------------------------------------------------
                      Accumulation   Accumulation    Accumulation  Accumulation    Accumulation   Accumulation
                          Unit          Units            Unit         Units            Unit          Units         YEAR
SUBACCOUNT               Value      Outstanding        Value      Outstanding         Value      Outstanding      ENDED
-------------------------------------------------------------------------------------------------------------------------
INVESCO VIF             10.351951    189,787.694      10.285910         0.000        10.188122       0.000       12/31/03
TOTAL RETURN FUND        8.972997    232,581.391       8.924546         0.000         8.852766       0.000       12/31/02
                        10.134755    361,909.293      10.089992         0.000        10.023649       0.000       12/31/01
                        10.431261    278,576.941            N/A          N/A               N/A         N/A       12/31/00
                        10.811807    258,825.173            N/A          N/A               N/A         N/A       12/31/99
                        11.348675    154,762.526            N/A          N/A               N/A         N/A       12/31/98
                        10.503108     14,641.934            N/A          N/A               N/A         N/A       12/31/97

SCUDDER VIT EQUITY       8.117797    189,979.908       8.079773         0.000         8.024170       0.000       12/31/03
500 INDEX FUND           6.422838    220,814.702       6.399054         0.000         6.364408       0.000       12/31/02
                         8.383718    236,942.002       8.360924         0.000         8.327974       0.000       12/31/01
                         9.681308    236,998.179            N/A          N/A               N/A         N/A       12/31/00
                        10.815237     73,596.514            N/A          N/A               N/A         N/A       12/31/99

THE TIMOTHY PLAN        16.103370    325,717.236      16.013800       604.436        15.880218       0.000       12/31/03
SMALL-CAP VARIABLE      11.570446    411,952.278      11.517409     4,231.387        11.438200       0.000       12/31/02
SERIES PORTFOLIO        14.201161    358,967.966      14.150023        13.748        14.073530       0.000       12/31/01
                        12.876042    256,856.613            N/A           N/A              N/A         N/A       12/31/00
                        12.097693     94,238.615            N/A           N/A              N/A         N/A       12/31/99
                        10.283942     29,293.327            N/A           N/A              N/A         N/A       12/31/98

VAN KAMPEN UIF           8.369484    143,001.695       8.316411         0.000         8.237301        0.000      12/31/03
EMERGING MARKETS         5.670122    143,900.933       5.639709         0.000         5.594304        0.000      12/31/02
EQUITY PORTFOLIO         6.311285    157,013.225       6.283623         0.000         6.242271        0.000      12/31/01
                         6.844447    171,508.549            N/A           N/A              N/A         N/A       12/31/00
                        11.416896     56,080.554            N/A           N/A              N/A         N/A       12/31/99
                         5.915866     30,255.642            N/A           N/A              N/A         N/A       12/31/98
                         7.911559      9,042.956            N/A           N/A              N/A         N/A       12/31/97

                                                       THE COMMODORE SPIRIT
                                                             333-19725
                           ----------------------------------------------------------------------------
                                                                      ENHANCED WITH ADMINISTRATION
                                         ENHANCED                             CHARGES WAIVED
                           ----------------------------------------------------------------------------
                           Accumulation Unit  Accumulation Unit  Accumulation Units  Accumulation Units       YEAR
    SUBACCOUNT                   Value           Outstanding           Value            Outstanding          ENDED
--------------------------------------------------------------------------------------------------------------------
INVESCO VIF                    10.552207          8,290.241          10.654006             0.000            12/31/03
TOTAL RETURN FUND               9.119526          6,257.636           9.193862             0.000            12/31/02
                               10.269754          5,148.335          10.338078             0.708            12/31/01
                               10.538737          3,457.428          10.593005            97.764            12/31/00
                               10.890979          1,936.199          10.930872             0.000            12/31/99
                               11.397954            111.314                N/A               N/A            12/31/98
                               10.517508              0.000                N/A               N/A            12/31/97

SCUDDER VIT EQUITY 500          8.230882          2,042.857           8.288159           169.804            12/31/03
INDEX FUND                      6.493065          2,727.390           6.528559           179.116            12/31/02
                                8.450260          1,459.618           8.483809           179.116            12/31/01
                                9.729061             66.267           9.753088           190.592            12/31/00
                               10.836517              0.000          10.847192           131.993            12/31/99

THE TIMOTHY PLAN               16.376328          2,478.777          16.447350             0.000            12/31/03
SMALL-CAP VARIABLE             11.731810          1,895.369          11.765228             0.000            12/31/02
SERIES PORTFOLIO               14.356543          1,265.216          14.376029             0.000            12/31/01
                               12.978169            676.849          12.976380             0.000            12/31/00
                               12.157659            374.501          12.137973             0.000            12/31/99
                               10.304332             17.653                N/A               N/A            12/31/98

VAN KAMPEN UIF EMERGING         8.531515          2,153.254           8.613938             0.002            12/31/03
MARKETS EQUITY PORTFOLIO        5.762828          1,629.643           5.809872             2.142            12/31/02
                                6.395453            744.747           6.438076             2.142            12/31/01
                                6.915029            395.495           6.950699            54.714            12/31/00
                               11.500499            128.179          11.542646             0.000            12/31/99
                                5.941609              0.000           5.954580             0.000            12/31/98
                                7.922446              0.000           7.927919             0.000            12/31/97

                                                    THE COMMODORE INDEPENDENCE
                                                            333-51955
                        ----------------------------------------------------------------------------------
                                                                                      ENHANCED WITH
                                  STANDARD                   ENHANCED                 ADMINISTRATION
                                  (1.40%)                    (1.10%)              CHARGES WAIVED (0.90%)
                        ----------------------------------------------------------------------------------
                        Accumulation  Accumulation  Accumulation  Accumulation  Accumulation  Accumulation
                            Unit         Units          Unit         Units          Unit         Units           YEAR
   SUBACCOUNT              Value      Outstanding      Value      Outstanding      Value      Outstanding       ENDED
-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF              10.351951    189,787.694    10.552207     8,290.241      9.534055         0.000       12/31/03
TOTAL RETURN FUND         8.972997    232,581.391     9.119526     6,257.636      8.223349         0.000       12/31/02
                         10.134755    361,909.293    10.269754     5,148.335      9.242212         0.000       12/31/01
                         10.431261    278,576.941    10.538737     3,457.428      9.465426         0.000       12/31/00
                         10.811807    258,825.173    10.890979     1,936.199           N/A           N/A       12/31/99
                         11.348675    154,762.526    11.397954       111.314           N/A           N/A       12/31/98
                         10.503108     14,641.934    10.517508         0.000           N/A           N/A       12/31/97

SCUDDER VIT EQUITY        8.117797    189,979.908     8.230882     2,042.857      8.306805     2,283.459       12/31/03
500 INDEX FUND            6.422838    220,814.702     6.493065     2,727.390      6.540032     1,614.118       12/31/02
                          8.383718    236,942.002     8.450260     1,459.618      8.494513       981.264       12/31/01
                          9.681308    236,998.179     9.729061        66.267      9.760550     1,265.072       12/31/00
                         10.815237     73,596.514    10.836517         0.000           N/A           N/A       12/31/99

THE TIMOTHY PLAN         16.103370    325,717.236    16.376328     2,478.777     16.512134         0.000       12/31/03
SMALL-CAP VARIABLE       11.570446    411,952.278    11.731810     1,895.369     11.805762         0.000       12/31/02
SERIES PORTFOLIO         14.201161    358,967.966    14.356543     1,265.216     14.418440         0.000       12/31/01
                         12.876042    256,856.613    12.978169       676.849     13.008207         0.000       12/31/00
                         12.097693     94,238.615    12.157659       374.501     12.137973         0.000       12/31/99
                         10.283942     29,293.327    10.304332        17.653           N/A           N/A       12/31/98

VAN KAMPEN UIF            8.369484    143,001.695     8.531515     2,153.254     12.045125     1,010.070       12/31/03
EMERGING MARKETS          5.670122    143,900.933     5.762828     1,629.643      8.120134       804.844       12/31/02
EQUITY PORTFOLIO          6.311285    157,013.225     6.395453       744.747      8.993705       596.641       12/31/01
                          6.844447    171,508.549     6.915029       395.495      9.704991       393.446       12/31/00
                         11.416896     56,080.554    11.500499       128.179           N/A           N/A       12/31/99
                          5.915866     30,255.642     5.941609         0.000           N/A           N/A       12/31/98
                          7.911559      9,042.956     7.922446         0.000           N/A           N/A       12/31/97

                                                   THE COMMODORE INDEPENDENCE
                                                            333-51955
                                ---------------------------------------------------------------------------------
                                 ENHANCED WITH ADMINISTRATION       ENHANCED WITH ADMINISTRATION
                                    CHARGES WAIVED (0.95%)             CHARGES WAIVED (0.75%)
                                ---------------------------------------------------------------------------------
                                Accumulation      Accumulation     Accumulation      Accumulation
                                    Unit             Units             Unit             Units              YEAR
   SUBACCOUNT                      Value          Outstanding          Value         Outstanding          ENDED
-----------------------------------------------------------------------------------------------------------------
INVESCO VIF                      10.654006           0.000           9.611771           0.000            12/31/03
TOTAL RETURN FUND                 9.193862           0.000           8.278059           0.000            12/31/02
                                 10.338078           0.708           9.289845           0.000            12/31/01
                                 10.593005          97.764                N/A             N/A            12/31/00
                                 10.930872           0.000                N/A             N/A            12/31/99
                                       N/A             N/A                N/A             N/A            12/31/98
                                       N/A             N/A                N/A             N/A            12/31/97

SCUDDER VIT EQUITY                8.288159         169.804           8.364817           0.000            12/31/03
500 INDEX FUND                    6.528559         179.116           6.575910           0.000            12/31/02
                                  8.483809         179.116           8.494513         981.264            12/31/01
                                  9.753088         190.592                N/A             N/A            12/31/00
                                 10.847192         131.993                N/A             N/A            12/31/99

THE TIMOTHY PLAN SMALL-CAP       16.447350           0.000          16.616330         366.035            12/31/03
VARIABLE SERIES PORTFOLIO        11.765228           0.000          11.862623         258.208            12/31/02
                                 14.376029           0.000          14.466293           0.000            12/31/01
                                 12.976380           0.000                N/A             N/A            12/31/00
                                 12.137973           0.000                N/A             N/A            12/31/99
                                       N/A             N/A                N/A             N/A            12/31/98

VAN KAMPEN UIF EMERGING           8.613938           0.002          12.142170           0.000            12/31/03
MARKETS EQUITY PORTFOLIO          5.809872           2.142           8.173395           0.000            12/31/02
                                  6.438076           2.142           9.039206           0.000            12/31/01
                                  6.950699          54.714                N/A             N/A            12/31/00
                                 11.542646           0.000                N/A             N/A            12/31/99
                                       N/A             N/A                N/A             N/A            12/31/98
                                       N/A             N/A                N/A             N/A            12/31/97

                                                     THE COMMODORE ADVANTAGE
                                                            333-51971
                                ---------------------------------------------------------------------------------
                                                                    STANDARD WITH ADMINISTRATION
                                           STANDARD                       CHARGES WAIVED
                                ---------------------------------------------------------------------------------
                                Accumulation      Accumulation     Accumulation      Accumulation
                                    Unit             Units             Unit             Units              YEAR
    SUBACCOUNT                     Value          Outstanding          Value         Outstanding          ENDED
-----------------------------------------------------------------------------------------------------------------
INVESCO VIF                      10.351951        189,787.694         9.356170          0.000            12/31/03
TOTAL RETURN FUND                 8.972997        232,581.391         8.097869          0.000            12/31/02
                                 10.134755        361,909.293         9.132767          0.000            12/31/01
                                 10.431261        278,576.941              N/A            N/A            12/31/00
                                 10.811807        258,825.173              N/A            N/A            12/31/99
                                 11.348675        154,762.526              N/A            N/A            12/31/98
                                 10.503108         14,641.934              N/A            N/A            12/31/97

SCUDDER VIT EQUITY 500            8.117797        189,979.908         8.174142          0.000            12/31/03
INDEX FUND                        6.422838        220,814.702         6.457855          0.000            12/31/02
                                  8.383718        236,942.002         8.416925          0.000            12/31/01
                                  9.681308        236,998.179              N/A            N/A            12/31/00
                                 10.815237         73,596.514              N/A            N/A            12/31/99

THE TIMOTHY PLAN SMALL-CAP       16.103370        325,717.236        16.137364          0.000            12/31/03
VARIABLE SERIES PORTFOLIO        11.570446        411,952.278        11.577730          0.000            12/31/02
                                 14.201161        358,967.966        14.189031          4.378            12/31/01
                                 12.876042        256,856.613              N/A            N/A            12/31/00
                                 12.097693         94,238.615              N/A            N/A            12/31/99
                                 10.283942         29,293.327              N/A            N/A            12/31/98

VAN KAMPEN UIF EMERGING           8.369484        143,001.695        11.820145          0.000            12/31/03
MARKETS EQUITY PORTFOLIO          5.670122        143,900.933         7.996022          0.000            12/31/02
                                  6.311285        157,013.225         8.886986          0.000            12/31/01
                                  6.844447        171,508.549              N/A            N/A            12/31/00
                                 11.416896         56,080.554              N/A            N/A            12/31/99
                                  5.915866         30,255.642              N/A            N/A            12/31/98
                                  7.911559          9,042.956              N/A            N/A            12/31/97

FINANCIAL STATEMENTS

The financial statements and reports of independent auditors for the Company and for the Separate Account (including the Subaccounts) are included in the SAI.

                                 THE PORTFOLIOS

The INVESCO VIF Total Return Fund Subaccount is invested in the INVESCO VIF Total Return Fund Portfolio. The Scudder VIT Equity 500 Index Subaccount is invested in the Scudder VIT Funds Equity 500 Index Fund. The Timothy Plan Small-Cap Variable Series Subaccount is invested in The Timothy Plan Small-Cap Variable Series Portfolio. The Van Kampen UIF Emerging Markets Equity Subaccount is invested in the Van Kampen UIF Emerging Markets Equity Portfolio. Each Portfolio has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios. There is no assurance that any Portfolio will achieve its stated objectives. YOU SHOULD READ THE PORTFOLIO PROSPECTUSES AND THIS SUPPLEMENTAL PROSPECTUS CAREFULLY BEFORE MAKING ANY DECISION CONCERNING ALLOCATING ADDITIONAL PURCHASE PAYMENTS OR TRANSFERRING AMOUNTS TO ANY OF THESE SUBACCOUNTS.

All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.

The SEC does not supervise the management or the investment practices and/or policies of any Portfolio. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of the Portfolios will be the same or similar to the investment performance of any publicly available mutual fund.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF TOTAL RETURN FUND                          The INVESCO VIF Total Return Fund seeks a high total return on investment through capital appreciation and current income. The
Advisor - A I M Advisors, Inc.                         INVESCO VIF Total Return Fund seeks to accomplish its objective by investing in a combination of equity securities (consisting of
Sub-Advisor - INVESCO Institutional (N.A.),            common stocks and, to a lesser degree, securities convertible
Inc.                                                   into common stock) and fixed income securities.

SCUDDER VIT FUNDS

VIT EQUITY 500 INDEX FUND                              The Equity 500 Index Fund seeks to replicate as closely as possible (before deduction of expenses) the total return of the
Advisor - Deutsche Asset Management, Inc.(1)           Standard & Poor's 500 Composite Stock Price Index (the "S&P
                                                       500(R)"), which emphasizes stocks of large U.S. companies. The
                                                       Fund will invest primarily in the common stock of those companies included in the S&P 500(R) that are deemed representative of the industry diversification of the entire S&P 500(R). There is no guarantee that the portfolio will be able to mirror the
                                                       performance of the index closely enough to track its performance.
                                                       The Standard & Poor's 500 index (S&P 500) is an unmanaged group of large-company stocks. The index reflects reinvestment of all distributions. It is not possible to invest directly in the index.

(1) Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Limited, Deutsche Investment Management Americas Inc., and Scudder Trust Company.

THE TIMOTHY PLAN VARIABLE SERIES

THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES             The primary investment objective of the Timothy Plan Small-Cap
                                                       Variable Series is to seek long-term capital growth, with a
Advisor - Timothy Partners, Ltd.                       secondary objective of current income. The Portfolio seeks to achieve its objectives while abiding by ethical standards
                                                       established for investments by the Portfolio. The securities in which the Portfolio is precluded from investing, by virtue of the
                                                       Portfolio's ethical standards, are referred to as excluded securities.

VAN KAMPEN

EMERGING MARKETS EQUITY PORTFOLIO-CLASS I              The Emerging Markets Equity Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity
Advisor - Van Kampen(2)                                securities of issuers in emerging market countries. The Portfolio seeks to maximize returns by investing in growth-oriented equity securities in emerging markets. The Portfolio's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and management with a strong shareholder value orientation.


(2) Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," serves as the investment advisor to the Emerging Markets Equity Portfolio.


EXPENSES OF THE PORTFOLIOS

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios. The actual portfolio fees and expenses for the prior calendar year are included in the Expense Tables section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

INVESTMENT OPTIONS-ALLOCATIONS

You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options. You may allocate purchase payments to the INVESCO, Scudder, or Van Kampen Subaccounts described in this Supplemental Prospectus only if you held Accumulation Units in the respective Subaccount as of April 30, 2001. You may allocate purchase payments to The Timothy Plan Small-Cap Variable Series Subaccount only if you held Accumulation Units in that Subaccount as of April 30, 2002. Each of these investment options will become unavailable to you once you no longer have money in that Subaccount. Interests in the Subaccounts described in this Supplemental Prospectus are securities registered with the Securities and Exchange Commission. The Owner bears the risk of investment gain or loss on amounts allocated to these or any other Subaccounts.

                  CHANGES IN THE SUBACCOUNTS AND THE PORTFOLIOS

As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for any Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio's investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract Owners.

THE COMPANY EXPECTS TO SEEK APPROVAL FROM THE SEC TO SUBSTITUTE SHARES OF PORTFOLIOS WITH SUBSTANTIALLY SIMILAR OR IDENTICAL INVESTMENT OBJECTIVES, POLICIES AND EXPENSES FOR SHARES OF THE INVESCO VIF TOTAL RETURN FUND, THE SCUDDER VIT EQUITY 500 INDEX FUND, THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES AND THE VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO. AFTER WE RECEIVE APPROVAL FROM THE SEC, WE WILL AUTOMATICALLY REDEEM SHARES OF THE INVESCO VIF TOTAL RETURN FUND, THE SCUDDER VIT EQUITY 500 INDEX FUND, THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES, AND THE VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO, AND USE THE REDEMPTION PROCEEDS TO BUY SHARES OF THE SUBSTITUTED PORTFOLIOS.

WE EXPECT THIS AUTOMATIC REDEMPTION TO OCCUR, IF AT ALL, NO SOONER THAN SIX MONTHS TO ONE YEAR FROM THE DATE OF THIS SUPPLEMENTAL PROSPECTUS.

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT B

                            THE COMMODORE SPIRIT(SM)
                           THE COMMODORE ADVANTAGE(R)
                        AND THE COMMODORE INDEPENDENCE(R)
            GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES

                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2004

Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2004, for either The Commodore Spirit, The Commodore Advantage or The Commodore Independence Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE FOLLOWING FIXED ACCOUNT OPTIONS: ONE-YEAR GUARANTEED INTEREST RATE OPTION AND THREE-YEAR GUARANTEED INTEREST RATE OPTION (THE "UNAVAILABLE FIXED ACCOUNT OPTIONS"). AS OF MAY 1, 2004, YOU WILL NOT BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO EITHER OF THE UNAVAILABLE FIXED ACCOUNT OPTIONS. UNLESS THE CONTEXT REQUIRES OTHERWISE, ALL PROVISIONS OF THE CONTRACT PROSPECTUS ARE APPLICABLE TO THE UNAVAILABLE FIXED ACCOUNT OPTIONS DESCRIBED IN THIS SUPPLEMENTAL PROSPECTUS.

The Statement of Additional Information ("SAI") dated May 1, 2004, contains more information about the Company, the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: http:\\www.sec.gov. The registration number for The Commodore Spirit is 333-19725; The Commodore Advantage is 333-51971; and The Commodore Independence is 333-51955.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

--------------------------------------------------------------------------------
THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.
- THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED
- THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
  UNION
- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS
- THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE
--------------------------------------------------------------------------------

ANNUITY INVESTORS LIFE INSURANCE COMPANY
ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENT OF ADDITIONAL INFORMATION FOR
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

                                                                     May 1, 2004

     This Statement of Additional Information supplements the current prospectuses for Individual and Group Flexible Premium Deferred Annuity Contracts (collectively, the "Contracts") offered by Annuity Investors life Insurance Company(R) through Annuity Investors(R) Variable Account B ("Separate Account"). This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

     A copy of the prospectus applicable to your contract dated May 1, 2004, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our website www.annuityinvestors.com to request a copy.

                                TABLE OF CONTENTS

                                                                                              PAGE
                                                                                              ----
ANNUITY INVESTORS LIFE INSURANCE COMPANY........................................                3
         GENERAL INFORMATION AND HISTORY........................................                3
         STATE REGULATIONS......................................................                3
SERVICES........................................................................                3
         SAFEKEEPING OF SEPARATE ACCOUNT ASSETS.................................                3
         RECORDS AND REPORTS....................................................                3
         EXPERTS................................................................                3
DISTRIBUTION OF THE CONTRACTS...................................................                4
CALCULATION OF PERFORMANCE INFORMATION..........................................                4
         MONEY MARKET SUBACCOUNT STANDARDIZED YIELD CALCULATION.................                4
         AVERAGE ANNUAL TOTAL RETURN CALCULATION................................                6
         CUMULATIVE TOTAL RETURN CALCULATION....................................                6
         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA..........................                7
         NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA......................               11
OTHER PERFORMANCE MEASURES......................................................               14
BENEFIT UNITS - TRANSFER FORMULAS...............................................               15
FEDERAL TAX MATTERS.............................................................               16
         TAXATION OF SEPARATE ACCOUNT INCOME....................................               16
         TAX DEFERRAL ON NON-TAX QUALIFIED CONTRACTS............................               17
FINANCIAL STATEMENTS............................................................               17

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY

GENERAL INFORMATION AND HISTORY

Annuity Investors Life Insurance Company(R) (the "Company") is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R), which is a wholly owned subsidiary of Great American Financial Resources(R), Inc., a publicly traded insurance holding company ("GAFRI") (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).

STATE REGULATIONS

The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.

                                    SERVICES

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

The Company holds title to assets of the Separate Account. The Separate Account assets are segregated from the Company's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

The Company holds title to assets invested in the Fixed Account options together with the Company's other general account assets.

RECORDS AND REPORTS

The Company will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract and to each group Contract owner semiannually at the owner's last known address.

EXPERTS


The financial statements of the Separate Account and the financial statements of the Company at December 31, 2003 and 2002, and for the years then ended, appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

                          DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts registered under numbers 333-19725 and 333-51971 is expected to be continuous. Although the Company does not anticipate discontinuing the offering of these Contracts, the Company reserves the right to discontinue offering one or both of the Contracts. The offering of the Contract registered under number 333-51955 has been suspended. Additional purchase payments maybe made to this Contract, by existing Contract or Certificate owners. Although the Company does not anticipate any further offering of this Contract to new purchasers, the Company reserves the right to resume offering this Contract.

The approximate commissions received and retained by Great American Advisors, Inc. for sale of the Contracts for each of the last three fiscal years are as follows:

                                                   Year Ended
                -------------------------------------------------------------------------------
                       12/31/2003                 12/31/2002                 12/31/2001
Registration    ------------------------    -----------------------   -------------------------
Statement #      Received      Retained      Received     Retained      Received      Retained
------------    -----------    ---------    -----------   ---------   -----------    ----------
333-19725       $ 1,788,483    $ 545,542    $ 1,684,519   $ 594,298   $ 2,741,101    $ 668,077
333-51955       $   169,881    $ 156,413    $   230,314   $ 114,917   $   189,671    $ 138,609
333-51971       $   312,025    $  92,877    $   269,038   $  87,549   $   350,730    $  89,801

                     CALCULATION OF PERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNT STANDARDIZED YIELD CALCULATION

In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the Money Market Subaccount's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365

   Where:

   BASE PERIOD RETURN = The percentage (or net) change in the Accumulation Unit Value ("AUV") for the

       Money Market Subaccount over a 7-day period determined as follows:

          AUV at end of 7-day period - AUV at beginning of 7-day period
          -------------------------------------------------------------
                        AUV at beginning of 7-day period

Because the Net Asset Value of the Money Market Portfolio rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges and administration charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, and administration charges the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute funds vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)(365/7)] - 1

The yields and effective yields for the Money Market Subaccount for the 7-day period ended December 31, 2003 are as follows: [TO BE UPDATED]

 Contract    Total Separate Account Charges    Yield       Effective Yield
 --------    ------------------------------    -----       ---------------
333-19725                 1.65%                -1.08%          -1.08%
                          1.50%                -0.93%          -0.93%
                          1.40%                -0.83%          -0.83%
                          1.10%                -0.54%          -0.54%
                          0.95%                -0.39%          -0.37%
333-51955                 1.40%                -0.83%          -0.83%
                          1.10%                -0.54%          -0.54%
                          0.95%                -0.39%          -0.39%
                          0.90%                -0.34%          -0.34%
                          0.75%                -0.18%          -0.18%
333-51971                 1.40%                -0.83%          -0.83%
                          1.25%                -0.68%          -0.68%

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales charges or contract (or certificate) maintenance fees that may be applicable on surrender under any Contract. You may obtain current 7-day yield information for the Money Market Subaccount by calling the Company's Administrative Office toll free at 1-800-789-6771.

AVERAGE ANNUAL TOTAL RETURN CALCULATION

The Company may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would equal the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T)(n) = ERV

Where:

   P    =  a hypothetical initial payment of $1,000

   T    =  average annual total return

   N    =  number of years

   ERV = ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

Average annual total return may be presented in either standardized or non-standardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The ERV for standardized data reflects the deduction of all recurring fees, such as Contract (or Certificate) maintenance fees, contingent deferred sales charges, administration charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges and administration charges, but not Contract (or Certificate) maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.

CUMULATIVE TOTAL RETURN CALCULATION

The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:

CTR = (ERV/P) - 1

Where:

   CTR = the cumulative total return net of Subaccount recurring charges, other than the Contract (or Certificate) maintenance fee, for the period

   ERV = ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

   P    =  a hypothetical initial payment of $1,000

Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no Contract (or Certificate) maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge and the Contract (or Certificate) maintenance fee would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA
(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees - data is the same for all Standard Contracts)

                                                                                          S.E.C. FILE NO.
                                                                                            333-19725
                                                                             ----------------------------------------
                                                                                            STANDARD(1)
                                                                                            CONTRACTS
                                                                             ----------------------------------------
                                                                                                               FROM
                         ALL PERIODS                                                                         INCEPTION
                     ENDING 12/31/2003                                       1 YEAR          5 YEARS           DATE(3)
                     -----------------                                       ----------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares            15.26%         -10.37%           -3.78%
Dreyfus Stock Index Fund-IS                                                  17.59%          -6.27%           -0.42%
Dreyfus V.I.F.-Appreciation Portfolio-IS                                     10.50%          -4.96%            0.25%
Dreyfus V.I.F.-Developing Leaders Portfolio-IS                               20.87%           2.50%            1.07%
Dreyfus V.I.F.-Growth and Income Portfolio-IS                                15.82%          -5.26%           -2.67%
Dreyfus V.I.F.-Money Market Portfolio-IS                                     -9.50%          -1.99%           -1.60%
INVESCO VIF- Core Equity Fund-Series I Shares                                11.90%          -3.33%            0.31%
INVESCO VIF-Dynamics Fund-Series I Shares                                    26.92%          -5.98%           -2.07%
INVESCO VIF-Financial Services Fund-Series I Shares (4)                      18.79%            N/A             2.62%
INVESCO VIF-Health Sciences Fund-Series I Shares                             17.02%          -1.92%            5.86%
INVESCO VIF-High Yield Fund-Series I Shares                                  14.31%          -4.99%           -3.57%
INVESCO VIF-Small Company Growth Fund-Series I Shares                        22.59%          -0.72%            0.99%
Janus Aspen Series Balanced Portfolio-Institutional Shares                    3.48%           0.11%            5.73%
Janus Aspen Series Capital Appreciation Portfolio-IS                          9.87%          -3.32%            4.86%
Janus Aspen Series Growth Portfolio-IS                                       20.91%          -7.80%           -1.06%
Janus Aspen Series International Growth Portfolio-IS                         24.05%          -1.41%            0.15%
Janus Aspen Series Mid Cap Growth Portfolio-IS                               24.24%          -7.56%           -0.31%
Janus Aspen Series Worldwide Growth Portfolio-IS                             13.28%          -5.42%           -0.89%
PBHG Growth II Portfolio                                                     14.97%          -8.76%           -7.53%
PBHG Large Cap Growth Portfolio                                              20.38%          -3.43%            1.66%
PBHG Mid-Cap Portfolio(5)                                                    23.46%           9.93%           11.88%
PBHG Select Value Portfolio                                                   7.66%          -1.88%            4.45%
PBHG Technology & Communications Portfolio                                   34.33%         -16.51%          -11.14%
Scudder VIT EAFE(R)Equity Index                                              22.51%          -9.38%           -6.54%
Scudder VIT Small Cap Index                                                  35.40%           2.09%            1.07%
Strong Opportunity Fund II                                                   26.12%           2.39%            4.75%
Strong Mid Cap Growth Fund II                                                23.36%          -6.75%           -0.39%
The Timothy Plan Conservative Growth VS(6)                                    6.99%            N/A            -5.25%
The Timothy Plan Strategic Growth VS(6)                                      14.30%            N/A            -6.74%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I                      -5.81%           1.58%            2.42%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I                          30.56%           1.06%            4.62%
Van Kampen UIF U.S. Real Estate Portfolio-Class I                            26.61%          10.00%            6.65%
Van Kampen UIF Value Portfolio-Class I                                       23.23%           1.01%           -0.22%

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/ From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

4/       Subaccount inception date (5/1/99) to 12/31/2003.

5/       Subaccount inception date (5/1/01) to 12/31/2003.

6/       Subaccount inception date (5/1/02) to 12/31/2003.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA
(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees - data is the same for all Standard Contracts)

                                                                                           S.E.C. FILE NO.
                                                                                              333-19725
                                                                               ---------------------------------------
                                                                                              ENHANCED(2)
                                                                                              CONTRACTS
                                                                               ---------------------------------------
                                                                                                                 FROM
                                ALL PERIODS                                    1 YEAR          5 YEARS        INCEPTION
                             ENDING 12/31/2003                                                                  DATE(3)
                             ----------------                                  ----------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares              15.63%          -10.03%          -3.41%
Dreyfus Stock Index Fund-IS                                                    17.97%           -5.93%          -0.06%
Dreyfus V.I.F.-Appreciation Portfolio-IS                                       10.85%           -4.61%           0.62%
Dreyfus V.I.F.-Developing Leaders Portfolio-IS                                 21.26%            2.86%           1.43%
Dreyfus V.I.F.-Growth and Income Portfolio-IS                                  16.19%           -4.91%          -2.30%
Dreyfus V.I.F.-Money Market Portfolio-IS                                       -9.28%           -1.78%          -1.38%
INVESCO VIF- Core Equity Fund-Series I Shares                                  12.26%           -2.99%           0.68%
INVESCO VIF-Dynamics Fund-Series I Shares                                      27.32%           -5.63%          -1.71%
INVESCO VIF-Financial Services Fund-Series I Shares (4)                        19.17%             N/A            2.98%
INVESCO VIF-Health Sciences Fund-Series I Shares                               17.39%           -1.57%           6.22%
INVESCO VIF-High Yield Fund-Series I Shares                                    14.68%           -4.64%          -3.21%
INVESCO VIF-Small Company Growth Fund-Series I Shares                          22.98%           -0.37%           1.35%
Janus Aspen Series Balanced Portfolio-Institutional Shares                      3.81%            0.45%           6.10%
Janus Aspen Series Capital Appreciation Portfolio-IS                           10.22%           -2.97%           5.22%
Janus Aspen Series Growth Portfolio-IS                                         21.30%           -7.46%          -0.71%
Janus Aspen Series International Growth Portfolio-IS                           24.45%           -1.06%           0.50%
Janus Aspen Series Mid Cap Growth Portfolio-IS                                 24.63%           -7.21%           0.05%
Janus Aspen Series Worldwide Growth Portfolio-IS                               13.64%           -5.08%          -0.53%
PBHG Growth II Portfolio                                                       15.34%           -8.42%          -7.17%
PBHG Large Cap Growth Portfolio                                                20.76%           -3.09%           2.02%
PBHG Mid-Cap Portfolio(5)                                                      23.85%           10.30%          12.25%
PBHG Select Value Portfolio                                                     8.01%           -1.54%           4.81%
PBHG Technology & Communications Portfolio                                     34.75%          -16.16%         -10.75%
Scudder VIT EAFE(R)Equity Index                                                22.90%           -9.04%          -6.17%
Scudder VIT Small Cap Index                                                    35.83%            2.44%           1.44%
Strong Opportunity Fund II                                                     26.52%            2.73%           5.12%
Strong Mid Cap Growth Fund II                                                  23.75%           -6.40%          -0.03%
The Timothy Plan Conservative Growth VS(6)                                      7.33%             N/A           -4.92%
The Timothy Plan Strategic Growth VS(6)                                        14.67%             N/A           -6.43%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I                        -5.50%            1.93%           2.77%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I                            30.97%            1.41%           4.98%
Van Kampen UIF U.S. Real Estate Portfolio-Class I                              27.02%           10.36%           7.01%
Van Kampen UIF Value Portfolio-Class I                                         23.62%            1.36%           0.15%

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/ From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

4/       Subaccount inception date (5/1/99) to 12/31/2003.

5/       Subaccount inception date (5/1/01) to 12/31/2003.

6/       Subaccount inception date (5/1/02) to 12/31/2003.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA
(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees - data is the same for all Standard Contracts)

                                                                                              S.E.C. FILE NO.
                                                                                                 333-51971
                                                                                 ---------------------------------------
                                                                                                STANDARD(1)
                                                                                                CONTRACTS
                                                                                 ---------------------------------------
                                                                                                                 FROM
                               ALL PERIODS                                       1 YEAR          5 YEARS       INCEPTION
                           ENDING 12/31/2003                                                                     DATE(3)
                           -----------------                                     ---------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares                 13.26%          -11.32%          -4.17%
Dreyfus Stock Index Fund-IS                                                       15.59%           -7.06%          -0.74%
Dreyfus V.I.F.-Appreciation Portfolio-IS                                           8.50%           -5.71%          -0.05%
Dreyfus V.I.F.-Developing Leaders Portfolio-IS                                    18.87%            1.95%           0.77%
Dreyfus V.I.F.-Growth and Income Portfolio-IS                                     13.82%           -6.01%          -3.03%
Dreyfus V.I.F.-Money Market Portfolio-IS                                         -11.50%           -2.64%          -1.94%
INVESCO VIF- Core Equity Fund-Series I Shares                                      9.90%           -4.03%           0.01%
INVESCO VIF-Dynamics Fund-Series I Shares                                         24.92%           -6.76%          -2.42%
INVESCO VIF-Financial Services Fund-Series I Shares (4)                           16.79%             N/A            1.97%
INVESCO VIF-Health Sciences Fund-Series I Shares                                  15.02%           -2.57%           5.63%
INVESCO VIF-High Yield Fund-Series I Shares                                       12.31%           -5.74%          -3.96%
INVESCO VIF-Small Company Growth Fund-Series I Shares                             20.59%           -1.34%           0.69%
Janus Aspen Series Balanced Portfolio-Institutional Shares                         1.48%           -0.49%           5.50%
Janus Aspen Series Capital Appreciation Portfolio-IS                               7.87%           -4.02%           4.62%
Janus Aspen Series Growth Portfolio-IS                                            18.91%           -8.64%          -1.40%
Janus Aspen Series International Growth Portfolio-IS                              22.05%           -2.06%          -0.16%
Janus Aspen Series Mid Cap Growth Portfolio-IS                                    22.24%           -8.39%          -0.63%
Janus Aspen Series Worldwide Growth Portfolio-IS                                  11.28%           -6.18%          -1.21%
PBHG Growth II Portfolio                                                          12.97%           -9.64%          -8.01%
PBHG Large Cap Growth Portfolio                                                   18.38%           -4.13%           1.38%
PBHG Mid-Cap Portfolio (5)                                                        21.46%            9.52%          11.50%
PBHG Select Value Portfolio                                                        5.66%           -2.54%           4.19%
PBHG Technology & Communications Portfolio                                        32.33%          -17.79%         -11.74%
Scudder VIT EAFE(R)Equity Index                                                   20.51%          -10.29%          -7.00%
Scudder VIT Small Cap Index                                                       33.40%            1.53%           0.77%
Strong Opportunity Fund II                                                        24.12%            1.84%           4.51%
Strong Mid Cap Growth Fund II                                                     21.36%           -7.55%          -0.70%
The Timothy Plan Conservative Growth VS (6)                                        4.99%             N/A           -6.50%
The Timothy Plan Strategic Growth VS (6)                                          12.30%             N/A           -8.01%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I                           -7.81%            1.01%           2.14%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I                               28.56%            0.48%           4.37%
Van Kampen UIF U.S. Real Estate Portfolio-Class I                                 24.61%            9.59%           6.43%
Van Kampen UIF Value Portfolio-Class I                                            21.23%            0.42%          -0.53%

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/ From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

4/       Subaccount inception date (5/1/99) to 12/31/2003.

5/       Subaccount inception date (5/1/01) to 12/31/2003.

6/       Subaccount inception date (5/1/02) to 12/31/2003.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA
(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees - data is the same for all Standard Contracts)

                                                                                             S.E.C. FILE NO.
                                                                                                333-51955
                                                                                 ----------------------------------------
                                                                                                STANDARD(2)
                                                                                                CONTRACTS
                                                                                 ----------------------------------------
                                                                                                                  FROM
                            ALL PERIODS                                          1 YEAR          5 YEARS        INCEPTION
                         ENDING 12/31/2003                                                                        DATE(3)
                         -----------------                                       ----------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares                 20.26%         -11.32%          -4.97%
Dreyfus Stock Index Fund-IS                                                       22.59%          -7.06%          -1.40%
Dreyfus V.I.F.-Appreciation Portfolio-IS                                          15.50%          -5.71%          -0.69%
Dreyfus V.I.F.-Developing Leaders Portfolio-IS                                    25.87%           1.95%           0.17%
Dreyfus V.I.F.-Growth and Income Portfolio-IS                                     20.82%          -6.01%          -3.78%
Dreyfus V.I.F.-Money Market Portfolio-IS                                          -4.50%          -2.64%          -2.64%
INVESCO VIF- Core Equity Fund-Series I Shares                                     16.90%          -4.03%          -0.62%
INVESCO VIF-Dynamics Fund-Series I Shares                                         31.92%          -6.76%          -3.16%
INVESCO VIF-Financial Services Fund-Series I Shares (4)                           23.79%            N/A            2.19%
INVESCO VIF-Health Sciences Fund-Series I Shares                                  22.02%          -2.57%           5.17%
INVESCO VIF-High Yield Fund-Series I Shares                                       19.31%          -5.74%          -4.75%
INVESCO VIF-Small Company Growth Fund-Series I Shares                             27.59%          -1.34%           0.07%
Janus Aspen Series Balanced Portfolio-Institutional Shares                         8.48%          -0.49%           5.03%
Janus Aspen Series Capital Appreciation Portfolio-IS                              14.87%          -4.02%           4.13%
Janus Aspen Series Growth Portfolio-IS                                            25.91%          -8.64%          -2.08%
Janus Aspen Series International Growth Portfolio-IS                              29.05%          -2.06%          -0.80%
Janus Aspen Series Mid Cap Growth Portfolio-IS                                    29.24%          -8.39%          -1.28%
Janus Aspen Series Worldwide Growth Portfolio-IS                                  18.28%          -6.18%          -1.89%
PBHG Growth II Portfolio                                                          19.97%          -9.64%          -9.02%
PBHG Large Cap Growth Portfolio                                                   25.38%          -4.13%           0.79%
PBHG Mid-Cap Portfolio(5)                                                         28.46%           9.52%          11.38%
PBHG Select Value Portfolio                                                       12.66%          -2.54%           3.66%
PBHG Technology & Communications Portfolio                                        39.33%         -17.79%         -13.01%
Scudder VIT EAFE (R)Equity Index                                                  27.51%         -10.29%          -7.96%
Scudder VIT Small Cap Index                                                       40.40%           1.53%           0.16%
Strong Opportunity Fund II                                                        31.12%           1.84%           4.02%
Strong Mid Cap Growth Fund II                                                     28.36%          -7.55%          -1.36%
The Timothy Plan Conservative Growth VS(6)                                        11.99%            N/A           -2.78%
The Timothy Plan Strategic Growth VS(6)                                           19.30%            N/A           -4.25%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I                           -0.81%           1.01%           1.58%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I                               35.56%           0.48%           3.88%
Van Kampen UIF U.S. Real Estate Portfolio-Class I                                 31.61%           9.59%           5.99%
Van Kampen UIF Value Portfolio-Class I                                            28.23%           0.42%          -1.18%

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/ From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

4/       Subaccount inception date (5/1/99) to 12/31/2003.

5/       Subaccount inception date (5/1/01) to 12/31/2003.

6/       Subaccount inception date (5/1/02) to 12/31/2003.

NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA
(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees - data is the same for all Standard Contracts)

                                                                                             S.E.C. FILE NO.
                                                                                                333-19725
                                                                                 ---------------------------------------
                                                                                                STANDARD (1)
                                                                                                CONTRACTS
                                                                                 ---------------------------------------
                                                                                                                  FROM
                             ALL PERIODS                                                                       INCEPTION
                          ENDING 12/31/2003                                      1 YEAR          5 YEARS         DATE(3)
                          -----------------                                      ---------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares                 24.26%          -5.63%         -0.01%
Dreyfus Stock Index Fund-IS                                                       26.59%          -2.23%          2.77%
Dreyfus V.I.F.-Appreciation Portfolio-IS                                          19.50%          -1.12%          3.34%
Dreyfus V.I.F.-Developing Leaders Portfolio-IS                                    29.87%           5.41%          4.03%
Dreyfus V.I.F.-Growth and Income Portfolio-IS                                     24.82%          -1.37%          0.90%
Dreyfus V.I.F.-Money Market Portfolio-IS                                          -0.50%           1.45%          1.78%
INVESCO VIF-Core Equity Fund-Series I Shares                                      20.90%           0.28%          3.39%
INVESCO VIF-Dynamics Fund-Series I Shares (5)                                     35.92%          -1.98%          1.45%
INVESCO VIF-Financial Services Fund-Series I Shares (8)                           27.79%            N/A           6.27%
INVESCO VIF-Health Sciences Fund-Series I Shares                                  26.02%           1.51%          8.21%
INVESCO VIF-High Yield Fund-Series I Shares                                       23.31%          -1.14%          0.16%
INVESCO VIF-Small Company Growth Fund(5)-Series I Shares                          31.59%           2.56%          4.02%
Janus Aspen Series Balanced Portfolio-Institutional Shares                        12.48%           3.29%          8.09%
Janus Aspen Series Capital Appreciation Portfolio-IS                              18.87%           0.29%          7.32%
Janus Aspen Series Growth Portfolio-IS                                            29.91%          -3.51%          2.23%
Janus Aspen Series International Growth Portfolio-IS                              33.05%           1.95%          3.25%
Janus Aspen Series Mid Cap Growth Portfolio-IS                                    33.24%          -3.31%          2.86%
Janus Aspen Series Worldwide Growth Portfolio-IS                                  22.28%          -1.51%          2.38%
PBHG Growth II Portfolio                                                          23.97%          -4.31%         -2.97%
PBHG Large Cap Growth Portfolio                                                   29.38%           0.20%          4.54%
PBHG Mid-Cap Portfolio (7)                                                        32.46%          12.17%         14.26%
PBHG Select Value Portfolio (6)                                                   16.66%           1.54%          7.11%
PBHG Technology & Communications Portfolio                                        43.33%         -10.46%         -5.66%
Scudder VIT EAFE(R)Equity Index (4)                                               31.51%          -4.82%         -2.16%
Scudder VIT Small Cap Index (4)                                                   44.40%           5.04%          4.09%
Strong Opportunity Fund II                                                        35.12%           5.31%          7.23%
Strong Mid Cap Growth Fund II                                                     32.36%          -2.63%          2.80%
The Timothy Plan Conservative Growth VS (9)                                       15.99%            N/A           2.04%
The Timothy Plan Strategic Growth VS (9)                                          23.30%            N/A           0.62%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I                            3.19%           4.59%          5.19%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I                               39.56%           4.13%          7.11%
Van Kampen UIF U.S. Real Estate Portfolio-Class I                                 35.61%          12.23%          8.91%
Van Kampen UIF Value Portfolio-Class I                                            32.23%           4.08%          2.94%

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/ From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

4/       From inception date of Portfolio (8/22/97) to 12/31/2003.

5/       From inception date of Portfolio (8/25/97) to 12/31/2003.

6/       From inception date of Portfolio (10/28/97) to 12/31/2003.

7/       From inception date of Portfolio (11/30/98) to 12/31/2003.

8/       From inception date of Portfolio (9/21/99) to 12/31/2003.

9/       From inception date of Portfolio (5/1/02) to 12/31/2003.

NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA
(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees - data is the same for all Standard Contracts)

                                                                                             S.E.C. FILE NO.
                                                                                                333-19725
                                                                                 ---------------------------------------
                                                                                               ENHANCED(2)
                                                                                                CONTRACTS
                                                                                 ---------------------------------------
                                                                                                                  FROM
                         ALL PERIODS                                             1 YEAR          5 YEARS        INCEPTION
                      ENDING 12/31/2003                                                                          DATE(3)
                      -----------------                                          ---------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares                 24.63%          -5.35%          0.29%
Dreyfus Stock Index Fund-IS                                                       26.97%          -1.94%          3.07%
Dreyfus V.I.F.-Appreciation Portfolio-IS                                          19.85%          -0.82%          3.65%
Dreyfus V.I.F.-Developing Leaders Portfolio-IS                                    30.26%           5.73%          4.34%
Dreyfus V.I.F.-Growth and Income Portfolio-IS                                     25.19%          -1.07%          1.20%
Dreyfus V.I.F.-Money Market Portfolio-IS                                          -0.28%           1.63%          1.97%
INVESCO VIF- Core Equity Fund-Series I Shares                                     21.26%           0.58%          3.70%
INVESCO VIF-Dynamics Fund-Series I Shares (5)                                     36.32%          -1.69%          1.75%
INVESCO VIF-Financial Services Fund-Series I Shares (8)                           28.17%            N/A           6.59%
INVESCO VIF-Health Sciences Fund-Series I Shares                                  26.39%           1.81%          8.53%
INVESCO VIF-High Yield Fund-Series I Shares                                       23.68%          -0.84%          0.46%
INVESCO VIF-Small Company Growth Fund-Series I Shares (5)                         31.98%           2.86%          4.33%
Janus Aspen Series Balanced Portfolio-Institutional Shares                        12.81%           3.59%          8.42%
Janus Aspen Series Capital Appreciation Portfolio-IS                              19.22%           0.59%          7.64%
Janus Aspen Series Growth Portfolio-IS                                            30.30%          -3.23%          2.53%
Janus Aspen Series International Growth Portfolio-IS                              33.45%           2.26%          3.55%
Janus Aspen Series Mid Cap Growth Portfolio-IS                                    33.63%          -3.02%          3.17%
Janus Aspen Series Worldwide Growth Portfolio-IS                                  22.64%          -1.22%          2.68%
PBHG Growth II Portfolio                                                          24.34%          -4.03%         -2.69%
PBHG Large Cap Growth Portfolio                                                   29.76%           0.49%          4.85%
PBHG Mid-Cap Portfolio(7)                                                         32.85%          12.51%         14.60%
PBHG Select Value Portfolio(6)                                                    17.01%           1.84%          7.43%
PBHG Technology & Communications Portfolio                                        43.75%         -10.19%         -5.38%
Scudder VIT EAFE(R)Equity Index(4)                                                31.90%          -4.54%         -1.87%
Scudder VIT Small Cap Index(4)                                                    44.83%           5.36%          4.40%
Strong Opportunity Fund II                                                        35.52%           5.62%          7.55%
Strong Mid Cap Growth Fund II                                                     32.75%          -2.34%          3.10%
The Timothy Plan Conservative Growth VS(9)                                        16.33%            N/A           2.35%
The Timothy Plan Strategic Growth VS(9)                                           23.67%            N/A           0.92%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I                            3.50%           4.90%          5.50%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I                               39.97%           4.44%          7.43%
Van Kampen UIF U.S. Real Estate Portfolio-Class I                                 36.02%          12.56%          9.23%
Van Kampen UIF Value Portfolio-Class I                                            32.62%           4.39%          3.25%

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/ From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

4/       From inception date of Portfolio (8/22/97) to 12/31/2003.

5/       From inception date of Portfolio (8/25/97) to 12/31/2003.

6/       From inception date of Portfolio (10/28/97) to 12/31/2003.

7/       From inception date of Portfolio (11/30/98) to 12/31/2003.

8/       From inception date of Portfolio (9/21/99) to 12/31/2003.

9/       From inception date of Portfolio (5/1/02) to 12/31/2003.

NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA
(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees - data is the same for all Standard Contracts)


                                                                                          S.E.C. FILE NO.
                                                                                             333-51955
                                                                                             333-51971
                                                                              ---------------------------------------
                                                                                             STANDARD(1)
                                                                                             CONTRACTS
                                                                              ----------------------------------------
                                                                                                               FROM
                              ALL PERIODS                                                                    INCEPTION
                           ENDING 12/31/2003                                  1 YEAR          5 YEARS          DATE(3)
                           -----------------                                  ----------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares             24.26%           -5.63%         -0.01%
Dreyfus Stock Index Fund-IS                                                   26.59%           -2.23%          2.77%
Dreyfus V.I.F.-Appreciation Portfolio-IS                                      19.50%           -1.12%          3.34%
Dreyfus V.I.F.-Developing Leaders Portfolio-IS                                29.87%            5.41%          4.03%
Dreyfus V.I.F.-Growth and Income Portfolio-IS                                 24.82%           -1.37%          0.90%
Dreyfus V.I.F.-Money Market Portfolio-IS                                      -0.50%            1.45%          1.78%
INVESCO VIF- Core Equity Fund-Series I Shares                                 20.90%            0.28%          3.39%
INVESCO VIF-Dynamics Fund-Series I Shares (5)                                 35.92%           -1.98%          1.45%
INVESCO VIF-Financial Services Fund-Series I Shares (8)                       27.79%             N/A           6.27%
INVESCO VIF-Health Sciences Fund-Series I Shares                              26.02%            1.51%          8.21%
INVESCO VIF-High Yield Fund-Series I Shares                                   23.31%           -1.14%          0.16%
INVESCO VIF-Small Company Growth Fund-Series I Shares (5)                     31.59%            2.56%          4.02%
Janus Aspen Series Balanced Portfolio-Institutional Shares                    12.48%            3.29%          8.09%
Janus Aspen Series Capital Appreciation Portfolio-IS                          18.87%            0.29%          7.32%
Janus Aspen Series Growth Portfolio-IS                                        29.91%           -3.51%          2.23%
Janus Aspen Series International Growth Portfolio-IS                          33.05%            1.95%          3.25%
Janus Aspen Series Mid Cap Growth Portfolio-IS                                33.24%           -3.31%          2.86%
Janus Aspen Series Worldwide Growth Portfolio-IS                              22.28%           -1.51%          2.38%
PBHG Growth II Portfolio                                                      23.97%           -4.31%         -2.97%
PBHG Large Cap Growth Portfolio                                               29.38%            0.20%          4.54%
PBHG Mid-Cap Portfolio(7)                                                     32.46%           12.17%         14.26%
PBHG Select Value Portfolio(6)                                                16.66%            1.54%          7.11%
PBHG Technology & Communications Portfolio                                    43.33%          -10.46%         -5.66%
Scudder VIT EAFE(R)Equity Index (4)                                           31.51%           -4.82%         -2.16%
Scudder VIT Small Cap Index (4)                                               44.40%            5.04%          4.09%
Strong Opportunity Fund II                                                    35.12%            5.31%          7.23%
Strong Mid Cap Growth Fund II                                                 32.36%           -2.63%          2.80%
The Timothy Plan Conservative Growth VS (9)                                   15.99%             N/A           2.04%
The Timothy Plan Strategic Growth VS (9)                                      23.30%             N/A           0.62%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I                        3.19%            4.59%          5.19%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I                           39.56%            4.13%          7.11%
Van Kampen UIF U.S. Real Estate Portfolio-Class I                             35.61%           12.23%          8.91%
Van Kampen UIF Value Portfolio-Class I                                        32.23%            4.08%          2.94%


1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/ From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

4/       From inception date of Portfolio (8/22/97) to 12/31/2003.

5/       From inception date of Portfolio (8/25/97) to 12/31/2003.

6/       From inception date of Portfolio (10/28/97) to 12/31/2003.

7/       From inception date of Portfolio (11/30/98) to 12/31/2003.

8/       From inception date of Portfolio (9/21/99) to 12/31/2003.

9/       From inception date of Portfolio (5/1/02) to 12/31/2003.

OTHER PERFORMANCE MEASURES

Any of the Contracts may be compared in advertising materials to certificates of deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have selected to invest in only the Fixed Account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the Fixed Account options or to a Subaccount, are FDIC-insured.

Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts' particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by the Company or Great American Advisors,(SM) Inc. ("GAA").

The Company or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic market and political conditions; materials that describe general principals of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

Ibbotson Associates of Chicago, Illinois ("Ibbotson"), provides information regarding historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets, based on the returns of different indices.

Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount's, or its underlying Portfolio's, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

                        BENEFIT UNITS - TRANSFER FORMULAS

Transfer of a Contract owner's Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

         The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans).

         The number of the Contract Owner's Benefit Units remaining in such Subaccount (after the transfer)
                  = UNIT1 - BU1 (trans)

         The number of Benefit Units transferred to the new Subaccount is BU2 (trans). BU2 (trans)
                  = BU1 (trans) * BUV1/BUV2.

         The number of the Contract Owner's Benefit Units in the new Subaccount (after the transfer)
                  = UNIT2 + BU2 (trans).

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner's Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment's due date.

Where:

      BU1 (trans) is the number of the Contract Owner's Benefit Units transferred from a given Subaccount.

      BU2 (trans) is the number of the Contract Owner's Benefit Units transferred into the new Subaccount.

      BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

      BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

      UNIT1 is the number of the Contract owner's Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

      UNIT2 is the number of the Contract owner's Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

                               FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.

TAXATION OF SEPARATE ACCOUNT INCOME

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("IRC"). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) To reflect such taxes.

In certain circumstances, owners of individual variable annuity contracts and participants under group variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner or participant), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of this Statement of Additional Information, no guidance has been issued.

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more flexibility in allocating purchase payments and Account Value that was contemplated in the rulings. These differences could result in an owner or participant being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner or participant from being considered the owner of a pro rata share of the assets of the Separate Account and/or Fixed Account.

TAX DEFERRAL ON NON-TAX QUALIFIED CONTRACTS

Section 817(h) of the Code requires that with respect to non-tax qualified Contracts, the investments of the Portfolios be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the Portfolios' assets may be invested. Failure of a Portfolio to meet the diversification requirements would result in loss of tax deferred status to owners of non-tax qualified Contracts.

                              FINANCIAL STATEMENTS

The audited financial statements of the Separate Account at, and for the years ended, December 31, 2003 and 2002 and the Company's audited financial statements for the years ended December 31, 2003 and 2002 are included herein. The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

ANNUITY INVESTORS

VARIABLE ACCOUNT B

FINANCIAL STATEMENTS

DECEMBER 31, 2003
WITH REPORT OF INDEPENDENT AUDITORS

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2003

                                    CONTENTS

Report of Independent Auditors............................................................       1

Audited Financial Statements

Statement of Assets and Liabilities - Current Year........................................       2
Statement of Operations - Current Year....................................................       8
Statement of Changes in Net Assets - Current Year.........................................       9
Statement of Changes in Net Assets - Prior Year...........................................      10
Notes to Financial Statements.............................................................      11

Report of Independent Auditors

Contractholders of Annuity Investors Variable Account B
  and
Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Annuity Investors Variable Account B (comprised of the sub accounts listed in Note 1) as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account B at December 31, 2003, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP


Cincinnati, Ohio
March 26, 2004

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2003




                                                                                      Shares             Cost          Market Value
                                                                                  --------------     -------------    -------------
Assets:
 Investments in portfolio shares, at net asset value (Note 2):
  Scudder VIT Funds:
     EAFE Equity Index...........................................                    373,049.418     $   2,602,022    $   3,062,736
     Equity 500 Index............................................                    135,688.041         1,519,910        1,579,409
     Small Cap Index.............................................                    447,386.711         4,611,904        5,476,013
  Dreyfus Variable Investments Funds:
     Appreciation Portfolio......................................                    341,673.311        11,446,393       11,760,395
     Growth and Income Portfolio.................................                    318,217.194         6,392,606        6,415,259
     Money Market Portfolio......................................                 13,271,817.592        13,271,818       13,271,818
     Developing Leaders Portfolio................................                    317,125.225        10,224,470       11,857,312
  Dreyfus Funds:
     Socially Responsible Growth Fund, Inc ......................                    387,366.757        12,717,050        9,215,455
     Stock Index Fund ...........................................                  1,982,126.155        57,940,948       56,332,025
  Invesco Variable Investment Funds, Inc.:
     Dynamics Fund ..............................................                     39,552.869           394,824          465,537
     Core Equity Fund ...........................................                    749,691.964        14,544,536       13,426,983
     Health Sciences Fund .......................................                    173,306.136         2,706,972        3,044,989
     High Yield Fund ............................................                  1,102,809.023         8,369,806        8,745,276
     Financial Services Fund ....................................                    121,178.856         1,393,153        1,640,762
     Small Company Growth Fund ..................................                     80,238.437           957,621        1,085,626
     Total Return Fund ..........................................                    161,841.762         2,070,293        2,052,154
  Jenus Aspen Series:
     Mid Cap Growth Portfolio ...................................                    742,499.800        12,029,524       15,889,496
     Balanced Portfolio .........................................                  2,716,902.762        67,190,665       62,434,425
     Capital Appreciation Portfolio .............................                    597,916.193        15,345,176       12,460,573
     Growth Portfolio ...........................................                  1,281,471.737        28,816,813       24,642,702
     Worldwide Growth Portfolio .................................                    983,434.789        19,881,131       25,392,286
     International Growth Portfolio .............................                    374,116.639         7,023,989        8,627,130
  PBHG Insurance Series Fund, Inc.:
     Growth II Portfolio ........................................                    267,142.790         2,397,014        2,626,014
     Large Cap Growth Portfolio .................................                    508,758.498         9,136,538        8,302,939
     Mid Cap Portfolio ..........................................                    563,172.213         6,742,233        8,244,841
     Select Value Portfolio .....................................                    242,433.345         3,356,059        3,352,853
     Technology & Communications Portfolio ......................                  6,890,646.726        11,720,018       15,021,610
  Strong Funds:
     Mid Cap Growth Fund II .....................................                    562,369.300         6,761,380        7,721,330
     Opportunity Fund II ........................................                    670,442.973        11,266,447       12,731,712
  The Van Kampen Universal Institutional Funds, Inc.:
     Emerging Markets Portfolio .................................                    135,772.949         1,072,295        1,227,387
     Core Plus Fixed Income Portfolio ...........................                  1,363,680.511        15,284,487       15,736,873
     Mid Cap Value Portfolio ....................................                    448,755.424         6,072,584        6,655,043
     U.S. Real Estate Portfolio .................................                    624,319.342         7,868,473        9,726,895
     Value Portfolio ............................................                    577,812.042         6,987,837        7,615,563
  Timothy Partners, Ltd.:
     Small-Cap VS ...............................................                    351,092.692         4,427,472        5,301,500
     Conservative Growth VS .....................................                    349,160.767         3,327,238        3,683,646
     Strategic Growth VS ........................................                    402,490.729         3,631,427        4,161,754

         Total cost .............................................                                    $ 401,503,126
                                                                                   -------------     -------------    -------------
         Total assets ...........................................                                                       410,988,321

Receivable from the General Account (Note 4)                                                                                      6

                                                                                                                      -------------
         Net assets .............................................                                                     $ 410,988,327
                                                                                                                      =============


    The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                                DECEMBER 31, 2003


                                                                                                          Market
Net assets attributable to variable annuity contract holders            Units         Unit Value          Value
  (Note 2) (continued) :                                             -----------      -----------       ----------
Scudder VIT Funds:
  EAFE Equity Index - 1.50% series contract ................              63.986      $  7.388091       $      473
  EAFE Equity Index - 1.40% series contract ................         410,290.151         7.422777        3,045,492
  EAFE Equity Index - 1.10% series contract ................           1,041.280         7.526202            7,837
  EAFE Equity Index - 0.95% series contract ................              59.751         7.578571              453
  EAFE Equity Index - 0.90% series contract ................           1,116.562         7.595666            8,481
  Equity 500 Index - 1.40% series contract .................         189,979.908         8.117797        1,542,218
  Equity 500 Index - 1.10% series contract .................           2,042.857         8.230882           16,815
  Equity 500 Index - 0 95% series contract .................             169.804         8.288159            1,407
  Equity 500 Index - 0.90% series contract .................           2,283.459         8.306805           18,968
  Small Cap Index - 1.50% series contract ..................             127.064        12.466875            1,584
  Small Cap Index - 1.40% series contract ..................         434,240.830        12.525203        5,438,955
  Small Cap Index - 1.25% series contract ..................             613.862        12.612134            7,742
  Small Cap Index - 1.10% series contract ..................               8.778        12.699687              111
  Small Cap Index - 0.95% series contract ..................             144.907        12.788062            1,853
  Small Cap Index - 0.90% series contract ..................           1,637.748        12.816964           20,991
  Small Cap Index - 0.75% series contract ..................             370.115        12.906395            4,777
Dreyfus Variable Investment Fund:
  Appreciation Portfolio - 1 50% series contract ...........           2,743.369        12.187676           33,435
  Appreciation Portfolio - 1.40% series contract ...........         936,025.635        12.265787       11,481,091
  Appreciation Portfolio - 1.25% series contract ...........          10,260.940         9.949338          102,090
  Appreciation Portfolio - 1.10% series contract ...........           8,455.513        12.503079          105,720
  Appreciation Portfolio - 0.95% series contract ...........             150.958        12.623565            1,906
  Appreciation Portfolio - 0.90% series contract ...........           2,923.121        10.138694           29,637
  Appreciation Portfolio - 0.75% series contract ...........             637.550        10.221281            6,517
  Growth and Income Portfolio - 1.50% series contract.......              36.570        10.429505              381
  Growth and Income Portfolio - 1.40% series contract.......         594,854.140        10.496627        6,243,962
  Growth and Income Portfolio - 1.25% series contract ......          10,166.144         9.621119           97,810
  Growth and Income Portfolio - 1.10% series contract ......           4,344.521        10.699714           46,485
  Growth and Income Portfolio - 0.90% series contract ......           1.018.544         9.804034            9,986
  Growth and Income Portfolio - 0.75% series contract ......           1,683.104         9.883935           16,636
  Money Market Portfolio - 1.50% series contract ...........           2,540.928         1.142058            2,902
  Money Market Portfolio - 1.40% series contract ...........      11,398,828.937         1.146684       13,070,855
  Money Market Portfolio - 1.25% series contract ...........             142.363         1.119521              159
  Money Market Portfolio - 1.10% series contract ...........           9,040.873         1.165764           10,540
  Money Market Portfolio - 0.90% series contract ...........         133,840.928         1.138179          152,335
  Money Market Portfolio - 0.75% series contract ...........          30,543.174         1.146810           35,027
  Developing Leaders Portfolio - 1.50% series contract .....           1,500.700        12.760941           19,150
  Developing Leaders Portfolio - 1.40% series contract .....         898,484.551        12.842412       11,538,709
  Developing Leaders Portfolio - 1.25% series contract .....           5,322.133        12.148627           64,657
  Developing Leaders Portfolio - 1.10% series contract .....           9,249.068        13.090970          121,079
  Developing Leaders Portfolio - 0.95% series contract .....             491.205        13.217353            6,492
  Developing Leaders Portfolio - 0.90% series contract .....           5,775.857        12.379997           71,505
  Developing Leaders Portfolio - 0.75% series contract .....           2,861.914        12.480727           35,719
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc. - 1.50% series
  contract .................................................             574.951         9.791601            5,630
  Socially Responsible Growth Fund, Inc. - 1.40% series
  contract .................................................         925,266.631         9.854396        9,117,944
  Socially Responsible Growth Fund, Inc. - 1.10% series
  contract .................................................           4,815.599        10.045110           48,373
  Socially Responsible Growth Fund, Inc. - 0.90% series
  contract .................................................           4,333.000         8.194494           35,507
  Socially Responsible Growth Fund, Inc. - 0.75% series
  contract .................................................             968.674         8.261258            8,002


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                                DECEMBER 31, 2003


                                                                                                                         Market
Net assets attributable to variable annuity contract holders (Note 2) (continued):       Units        Unit Value         Value
                                                                                     -------------  --------------   -------------
Dreyfus Funds:
   Stock Index Fund - 1.65% series contract ......................................         175.894  $    11.648244   $       2,049
   Stock Index Fund - 1.50% series contract ......................................      10,627.818       11.760043         124,984
   Stock Index Fund - 1.40% series contract ......................................   4,670,251.024       11.835440      55,274,476
   Stock Index Fund - 1.25% series contract ......................................       2,960.789        9.504688          28,141
   Stock Index Fund - 1.10% series contract ......................................       9,003.839       12.064404         108,626
   Stock Index Fund - 0.95% series contract ......................................         680.516       12.180793           8,289
   Stock Index Fund - 0.90% series contract ......................................      73,399.535        9.685471         710,909
   Stock Index Fund - 0.75% series contract ......................................       7,635.158        9.764386          74,553

Invesco Variable Investment Funds, Inc.:
   Dynamics Fund - 1.50% series contract .........................................          64.658        7.344844             475
   Dynamics Fund - 1.40% series contract .........................................      63,086.332        7.364205         464,581
   Dynamics Fund - 0.90% series contract .........................................           7.139        7.462101              53
   Dynamics Fund - 0.75% series contract .........................................          57.208        7.491858             429
   Core Equity Fund - 1.50% series contract ......................................       2,957.600       12.212738          36,120
   Core Equity Fund - 1.40% series contract ......................................   1,079,564.320       12.290843      13,268,756
   Core Equity Fund - 1.25% series contract ......................................       1,023.185       10.456476          10,699
   Core Equity Fund - 1.10% series contract ......................................       7,710.659       12.528641          96,604
   Core Equity Fund - 0.90% series contract ......................................       1,249.958       10.655477          13,319
   Core Equity Fund - 0.75% series contract ......................................         138.231       10.742258           1,485
   Health Sciences Fund - 1.50% series contract ..................................       1,503.131        9.528348          14,322
   Health Sciences Fund - 1.40% series contract ..................................     311,542.224        9.553444       2,976,301
   Health Sciences Fund - 1.10% series contract ..................................         552.891        9.629350           5,324
   Health Sciences Fund - 0.95% series contract ..................................         179.965        9.667612           1,740
   Health Sciences Fund - 0.90% series contract ..................................       1,325.870        9.680353          12,835
   Health Sciences Fund - 0.75% series contract ..................................       3,546.346        9.718905          34,467
   High Yield Fund - 1.50% series contract .......................................       1,210.056       10.031841          12,139
   High Yield Fund - 1.40% series contract .......................................     859,221.923       10.095432       8,674,216
   High Yield Fund - 1.25% series contract .......................................       4,988.977        8.956974          44,686
   High Yield Fund - 1.10% series contract .......................................         188.060       10.290759           1,935
   High Yield Fund - 0.95% series contract .......................................           0.001       10.389982               0
   High Yield Fund - 0.90% series contract .......................................         755.565        9.127994           6,897
   High Yield Fund - 0.75% series contract .......................................         587.034        9.202367           5,402
   Financial Services Fund - 1.50% series contract ...............................         876.436       10.286102           9,015
   Financial Services Fund - 1.40% series contract ...............................     157,061.561       10.313195       1,619,807
   Financial Services Fund - 1.25% series contract ...............................         600.821       10.354097           6,221
   Financial Services Fund - 1.10% series contract ...............................          38.751       10.395135             403
   Financial Services Fund - 0.75% series contract ...............................         506.763       10.491819           5,317
   Small Company Growth Fund - 1.50% series contract .............................          63.208        7.880151             498
   Small Company Growth Fund - 1.40% series contract .............................     131,306.947        7.900935       1,037,448
   Small Company Growth Fund - 1.25% series contract .............................       3,369.123        7.932284          26,725
   Small Company Growth Fund - 1.10% series contract .............................          34.809        7.963751             277
   Small Company Growth Fund - 0.90% series contract .............................           1.635        8.005948              13
   Small Company Growth Fund - 0.75% series contract .............................       2,571.023        8.037880          20,666
   Total Return Fund - 1.40% series contract .....................................     189,787.694       10.351951       1,964,673
   Total Return Fund - 1.10% series contract .....................................       8,290.241       10.552207          87,480

Janus Aspen Series:
  Mid Cap Growth Portfolio - 1.50% series contract ...............................       2,739.816       11.923077          32,667
  Mid Cap Growth Portfolio - 1.40% series contract ...............................   1,291,553.100       11.999290      15,497,720
  Mid Cap Growth Portfolio - 1.10% series contract ...............................      21,025.289       12.231626         257,173
  Mid Cap Growth Portfolio - 0.95% series contract ...............................         218.778       12.349444           2,702
  Mid Cap Growth Portfolio - 0.90% series contract ...............................       9,670.762        9.645385          93,278
  Mid Cap Growth Portfolio - 0.75% series contract ...............................         612.357        9.723925           5,955


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                               DECEMBER 31, 2003


                                                                                                                         Market
Net assets attributable to variable annuity contract holders (Note 2) (continued) :      Units         Unit Value         Value
                                                                                     --------------  --------------   -------------
Janus Aspen Series:
   Balanced Portfolio - 1.65% series contract ....................................          948.104  $    16.246497   $      15,403
   Balanced Portfolio - 1.50% series contract ....................................       10,198.846       16.402460         167,286
   Balanced Portfolio - 1.40% series contract ....................................    3,685,075.400       16.507560      60,831,603
   Balanced Portfolio - 1.25% series contract ....................................       25,172.606       13.006905         327,418
   Balanced Portfolio - 1.10% series contract ....................................       19,069.761       16.826897         320,885
   Balanced Portfolio - 0.95% series contract ....................................          171.888       16.989064           2,920
   Balanced Portfolio - 0.90% series contract ....................................       55,839.756       13.254381         740,121
   Balanced Portfolio - 0.75% series contract ....................................        2,154.381       13.362331          28,788
   Capital Appreciation Portfolio - 1.50% series contract ........................        6,352.318        8.115731          51,554
   Capital Appreciation Portfolio - 1.40% series contract ........................    1,483,721.928        8.153727      12,097,864
   Capital Appreciation Portfolio - 1.25% series contract ........................        6,761.170        8.210347          55,512
   Capital Appreciation Portfolio - 1.10% series contract ........................       11,535.264        8.267358          95,366
   Capital Appreciation Portfolio - 0.95% series contract ........................          340.749        8.324912           2,837
   Capital Appreciation Portfolio - 0.90% series contract ........................       15,170.725        8.343697         126,580
   Capital Appreciation Portfolio - 0.75% series contract ........................        3,673.250        8.401910          30,862
   Growth Portfolio - 1.50% series contract ......................................        3,520.817       11.382949          40,077
   Growth Portfolio - 1.40% series contract ......................................    2,117,639.460       11.455733      24,259,112
   Growth Portfolio - 1.25% series contract ......................................        5,531.696        9.215438          50,977
   Growth Portfolio - 1.10% series contract ......................................       17,617.840       11.677475         205,732
   Growth Portfolio - 0.95% series contract ......................................          128.720       11.790223           1,518
   Growth Portfolio - 0.90% series contract ......................................        6,765.629        9.390815          63,535
   Growth Portfolio - 0.75% series contract ......................................        2,297.375        9.467320          21,750
   Worldwide Growth Portfolio - 1.50% series contract ............................        2,809.923       11.633594          32,690
   Worldwide Growth Portfolio - 1.40% series contract ............................    2,099,555.231       11.708282      24,582,185
   Worldwide Growth Portfolio - 1.25% series contract ............................       17,208.944        9.049605         155,734
   Worldwide Growth Portfolio - 1.10% series contract ............................       14,464.542       11.934844         172,632
   Worldwide Growth Portfolio - 0.95% series contract ............................          277.111       12.049706           3,339
   Worldwide Growth Portfolio - 0.90% series contract ............................       46,144.266        9.221822         425,534
   Worldwide Growth Portfolio - 0.75% series contract ............................        2,169.871        9.296883          20,173
   International Growth Portfolio - 1.50% series contract ........................        1,184.660       12.319658          14,595
   International Growth Portfolio - 1.40% series contract ........................      669,789.197       12.398800       8,304,582
   International Growth Portfolio - 1.25% series contract ........................        9,400.966       10.042608          94,410
   International Growth Portfolio - 1.10% series contract ........................       15,388.121       12.638673         194,485
   International Growth Portfolio - 0.90% series contract ........................        1,862.207       10.233679          19,057

 PBHG Insurance Series Fund, Inc:
    Growth II Portfolio - 1.50% series contract ..................................        1,021.618        8.087106           8,262
    Growth II Portfolio - 1.40% series contract ..................................      317,820.223        8.138532       2,586,590
    Growth II Portfolio - 1.10% series contract ..................................        2,127.346        8.296161          17,649
    Growth II Portfolio - 0.95% series contract ..................................          109.550        8.376314             918
    Growth II Portfolio - 0.90% series contract ..................................        1,534.127        8.077339          12,392
    Growth II Portfolio - 0.75% series contract ..................................           24.975        8.143144             203


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                                DECEMBER 31, 2003


                                                                                                                          Market
Net assets attributable to variable annuity contract holders (Note 2) (continued):       Units          Unit Value        Value
                                                                                     -------------      ----------     -----------
PBHG Insurance Series Fund, Inc:
  Large Cap Growth Portfolio - 1.65% series contract .................                     149.392      $12.995728     $     1,941
  Large Cap Growth Portfolio - 1.50% series contract .................                     659.261       13.120474           8,650
  Large Cap Growth Portfolio - 1.40% series contract .................                 617,461.763       13.204437       8,153,235
  Large Cap Growth Portfolio - 1.25% series contract .................                   2,296.222       10.519153          24,154
  Large Cap Growth Portfolio - 1.10% series contract .................                   5,597.758       13.459963          75,346
  Large Cap Growth Portfolio - 0.95% series contract .................                     345.406       13.589802           4,694
  Large Cap Growth Portfolio - 0.90% series contract .................                   1,309.310       10.719309          14,035
  Large Cap Growth Portfolio - 0.75% series contract .................                   1,932.550       10.806602          20,884
  Mid Cap Portfolio - 1.50% series contract ..........................                   3,910.279       10.676536          41,748
  Mid Cap Portfolio - 1.40% series contract ..........................                 741,933.320       10.704683       7,942,161
  Mid Cap Portfolio - 1.25% series contract ..........................                  10,347.112       10.747126         111,202
  Mid Cap Portfolio - 1.10% series contract ..........................                   3,052.005       10.789725          32,930
  Mid Cap Portfolio - 0.90% series contract ..........................                   6,439.506       10.846881          69,849
  Mid Cap Portfolio - 0.75% series contract ..........................                   4,311.391       10.890084          46,951
  Select Value Portfolio - 1.50% series contract .....................                   1,018.770        7.860838           8,008
  Select Value Portfolio - 1.40% series contract .....................                 402,147.263        7.881539       3,169,539
  Select Value Portfolio - 1.25% series contract .....................                  17,763.026        7.912817         140,556
  Select Value Portfolio - 1.10% series contract .....................                     431.539        7.944185           3,428
  Select Value Portfolio - 0.90% series contract .....................                      34.692        7.986268             277
  Select Value Portfolio - 0.75% series contract .....................                   3,871.861        8.018085          31,045
  Technology & Communications Portfolio - 1.50% series contract ......                   1,019.648        6.753583           6,886
  Technology & Communications Portfolio - 1.40% series contract ......               2,169,043.606        6.796492      14,741,888
  Technology & Communications Portfolio - 1.10% series contract ......                  19,260.743        6.928189         133,442
  Technology & Communications Portfolio - 0.95% series contract ......                     714.093        6.995073           4,995
  Technology & Communications Portfolio - 0.90% series contract ......                  17,248.651        6.870187         118,501
  Technology & Communications Portfolio - 0.75% series contract ......                   2,295.268        6.926193          15,897
Strong Funds:
  Mid Cap Growth Fund II - 1.50% series contract .....................                      38.648       11.816959             457
  Mid Cap Growth Fund II - 1.40% series contract .....................                 626,038.511       11.892436       7,445,123
  Mid Cap Growth Fund 11 - 1.25% series contract .....................                      20.835        9.303506             194
  Mid Cap Growth Fund II - 1.10% series contract .....................                   5,261.753       12.122670          63,786
  Mid Cap Growth Fund II - 0.95% series contract .....................                      25.023       12.239623             306
  Mid Cap Growth Fund II - 0.90% series contract .....................                  17,364.525        9.480646         164,627
  Mid Cap Growth Fund II - 0.75% series contract .....................                   4,900.443        9.557876          46,838
  Opportunity Fund II - 1.50% series contract ........................                   5,217.910       15.458386          80,660
  Opportunity Fund II - 1.40% series contract ........................                 786,599.201       15.557210      12,237,289
  Opportunity Fund II - 1.25% series contract ........................                   2,088.017       12.919082          26,975
  Opportunity Fund II - 1.10% series contract ........................                   3,558.540       15.858225          56,432
  Opportunity Fund II - 0.95% series contract ........................                     122.236       16.011139           1,957
  Opportunity Fund II - 0.90% series contract ........................                  16,382.234       13.165085         215,674
  Opportunity Fund II - 0.75% series contract ........................                   8,493.339       13.272178         112,725
The Van Kampen Universal Institutional Funds, Inc.:
  Emerging Markets Portfolio - 1.40% series contract .................                 143,001.695        8.369484       1,196,850
  Emerging Markets Portfolio - 1.10% series contract .................                   2,153.254        8.531515          18,371
  Emerging Markets Portfolio - 0.95% series contract .................                       0.002        8.613938               0
  Emerging Markets Portfolio - 0.90% series contract .................                   1,010.070       12.045125          12,166


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                                DECEMBER 31, 2003


                                                                                                                       Market
Net assets attributable to variable annuity contract holders (Note 2) (continued):        Units        Unit Value       Value
                                                                                     -------------    ----------    ------------
The Van Kampen Universal Institutional Funds, Inc.:
  Core Plus Fixed Income Portfolio - 1.50% series contract .....                         4,004.390    $13.778094    $     55,173
  Core Plus Fixed Income Portfolio - 1.40% series contract .....                     1,111,500.860     13.866152      15,412,240
  Core Plug Fixed Income Portfolio - 1.25% series contract .....                        11,072.438     13.018146         144,143
  Core Plus Fixed Income Portfolio - 1.10% series contract .....                         5,899.268     14.134373          83,382
  Core Plus Fixed Income Portfolio - 0.90% series contract .....                         1,753.649     13.265872          23,264
  Core Plus Fixed Income Portfolio - 0.75% series contract .....                         1,396.144     13.373842          18,672
  Mid Cap Value Portfolio - 1.50% series contract ..............                         1,480.972     15.453181          22,886
  Mid Cap Value Portfolio - 1.40% series contract ..............                       417,352.873     15.551851       6,490,610
  Mid Cap Value Portfolio - 1.25% series contract ..............                           882.716     12.813994          11,311
  Mid Cap Value Portfolio - 1.10% series contract ..............                         3,927.983     15.852805          62,270
  Mid Cap Value Portfolio - 0.95% series contract ..............                           113.080     16.005864           1,810
  Mid Cap Value Portfolio - 0.90% series contract ..............                         3,535.862     13.057884          46,171
  Mid Cap Value Portfolio - 0.75% series contract ..............                         1,518.257     13.164187          19,987
  U.S. Real Estate Portfolio - 1.50% series contract ...........                           958.761     17.264400          16,552
  U.S. Real Estate Portfolio - 1.40% series contract ...........                       549,927.036     17.374679       9,554,806
  U.S. Real Estate Portfolio - 1.25% series contract ...........                           944.337     16.572889          15,650
  U.S. Real Estate Portfolio - 1.10% series contract ...........                         5,725.997     17.710793         101,412
  U.S. Real Estate Portfolio - 0.95% series contract ...........                            69.022     17.881625           1,234
  U.S. Real Estate Portfolio - 0.90% series contract ...........                           396.422     16.888195           6,695
  U.S. Real Estate Portfolio - 0.75% series contract ...........                         1,794.121     17.025662          30,546
  Value Portfolio - 1.50% series contract ......................                         1,175.072     11.953963          14,047
  Value Portfolio - 1.40% series contract ......................                       620,028.974     12.030718       7,459,394
  Value Portfolio - 1.10% series contract ......................                         5,123.338     12.263462          62,830
  Value Portfolio - 0.95% series contract ......................                            33.363     12.381730             413
  Value Portfolio - 0.90% series contract ......................                         5,265.487     11.680115          61,501
  Value Portfolio - 0.75% series contract ......................                         1,475.807     11.775296          17,378
Timothy Partners, Ltd.:
  Small-Cap VS - 1.50% series contract .........................                           604.436     16.013800           9,679
  Small-Cap VS - 1.40% series contract .........................                       325,717.236     16.103370       5,245,145
  Small-Cap VS - 1.10% series contract .........................                         2,478.777     16.376328          40,593
  Small-Cap VS - 0.75% series contract .........................                           366.035     16.616330           6,082
  Conservative Growth Fund VS - 1.50% series contract ..........                         7,343.039     10.325409          75,820
  Conservative Growth Fund VS - 1.40% series contract ..........                       348,794.768     10.342389       3,607,371
  Conservative Growth Fund VS - 1.10% series contract ..........                            37.886     10.393659             394
  Conservative Growth Fund VS - 0.75% series contract ..........                             6.078     10.453956              64
  Strategic Growth Fund VS - 1.50% series contract .............                         3,195.360     10.088364          32,236
  Strategic Growth Fund VS - 1.40% series contract .............                       408,637.294     10.104822       4,129,207
  Strategic Growth Fund VS - 0.75% series contract .............                            30.285     10.212939             309

    Net assets attributable to variable annuity contract holders                                                     410,988,327
--------------------------------------------------------------------------------------------------------------------------------
    Net assets .................................................                                                    $410,988,327


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED DECEMBER 31,2003


                                                                                                                  Net Realized
                                                                                                                   Gain (Loss)
                                                           Dividends from     Mortality and         Net            on Sale of
                                                           Investments in     Expense Risk      Investment       Investments in
                                                          Portfolio Shares    Fee (Note 4)     Income (Loss)    Portfolio Shares
                                                          ----------------    -------------    -------------    ----------------
Scudder VIT Funds:
  EAFE Equity Index ...................................      $   82,251        $   23,704      $    58,547       $    232,451
  Equity 500 Index ....................................          17,039            19,495           (2,456)          (198,158)
  Small Cap Index .....................................          12,795            35,023          (22,228)            43,343
Dreyfus Variable Investment Fund:
  Appreciation Portfolio ..............................         149,687           135,992           13,695           (632,954)
  Growth and Income Portfolio .........................          47,724            79,765          (32,041)          (851,838)
  Money Market Portfolio ..............................         134,980           242,684         (107,704)                 0
  Developing Leaders Portfolio ........................           3,038           142,982         (139,944)           955,100
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc. ..............           9,365           110,922         (101,557)          (934,406)
  Stock Index Fund ....................................         716,238           655,951           60,287         (3,803,163)
Invesco Variable Investment Funds, Inc.:
  Dynamics Fund .......................................               0             4,993           (4,993)            38,050
  Core Equity Fund ....................................         142,730           165,663          (22,933)          (505,951)
  Health Sciences Fund ................................               0            30,232          (30,232)           (40,465)
  High Yield Fund .....................................         501,960            80,914          421,046           (608,657)
  Financial Services Fund .............................           7,559            17,468           (9,909)           (36,112)
  Small Company Growth Fund ...........................               0            11,730          (11,730)            99,455
  Total Return Fund ...................................          49,944            27,884           22,060            (74,134)
Janus Aspen Series:
  MidCap Growth Portfolio .............................               0           187,193         (187,193)           144,719
  Balanced Portfolio ..................................       1,304,302           807,060          497,242           (734,081)
  Capital Appreciation Portfolio ......................          54,079           155,110         (101,031)        (1,390,415)
  Growth Portfolio ....................................          20,302           310,482         (290,180)        (7,690,886)
  Worldwide Growth Portfolio ..........................         249,943           320,843          (70,900)        (1,203,645)
  International Growth Portfolio ......................          88,225            97,507           (9,282)           502,316
PBHG Insurance Series Fund, Inc.:
  Growth II Portfolio .................................               0            33,734          (33,734)           193,428
  Large Cap Growth Portfolio ..........................               0            93,479          (93,479)        (1,000,027)
  Mid Cap Portfolio ...................................               0            91,038          (91,038)          (246,402)
  Select Value Portfolio ..............................          73,841            37,709           36,132           (236,063)
  Technology & Communications Portfolio ...............               0           161,809         (161,809)        (2,366,023)
Strong Funds:
  Mid Cap Growth Fund II ..............................               0            92,868          (92,868)        (1,707,750)
  Opportunity Fund II .................................           8,538           133,525         (124,987)         1,438,920
The Van Kampen Universal Institutional Funds, Inc.:
  Emerging Markets Portfolio ..........................               0            13,225          (13,225)           (72,425)
  Core Plus Fixed Income Portfolio ....................         137,343           221,739          (84,396)           143,863
  Mid Cap Value Portfolio .............................               0            72,916          (72,916)          (313,711)
  U.S. Real Estate Portfolio ..........................               0           101,460         (101,460)            (2,400)
  Value Portfolio .....................................               0            77,882          (77,882)          (265,310)
Timothy Partners, Ltd.:
  Small-Cap VS ........................................               0            63,933          (63,933)          (175,330)
  Conservative Growth Fund VS .........................               0            33,508          (33,508)           (28,334)
  Strategic Growth Fund VS ............................               0            32,700          (32,700)           (51,718)
                                                             ----------        ----------      -----------       ------------
                             Totals ...................      $3,811,883        $4,925,122      $(1,113,239)      $(21,378,713)
                                                             ==========        ==========      ===========       ============

                                                                            Net Change
                                                                           in Unrealized                              Net
                                                                            Appreciation            Net            Increase
                                                            Realized       (Depreciation)       Gain(Loss)        (Decrease)
                                                              Gain       of Investments in   on Investments in   in Net Assets
                                                          Distributions  Portfolio Shares     Portfolio Shares  from Operations
                                                          -------------  -----------------   -----------------  ---------------
Scudder VIT Funds:
  EAFE Equity Index ...................................      $  0           $   462,151         $   694,602       $   753,149
  Equity 500 Index ....................................         0               536,030             337,872           335,416
  Small Cap Index .....................................         0               894,544             937,887           915,659
Dreyfus Variable Investment Fund:
  Appreciation Portfolio ..............................         0             2,460,229           1,827,275         1,840,970
  Growth and Income Portfolio .........................         0             2,209,775           1,357,937         1,325,896
  Money Market Portfolio ..............................         0                     0                   0          (107,704)
  Developing Leaders Portfolio ........................         0             1,803,670           2,758,770         2,618,826
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc. ..............         0             2,813,446           1,879,040         1,777,483
  Stock Index Fund ....................................         0            15,176,941          11,373,778        11,434,065
Invesco Variable Investment Funds, Inc.:
  Dynamics Fund .......................................         0                75,666             113,716           108,723
  Core Equity Fund ....................................         0             2,829,026           2,323,075         2,300,142
  Health Sciences Fund ................................         0               599,197             558,732           528,500
  High Yield Fund .....................................         0             1,404,085             795,428         1,216,474
  Financial Services Fund .............................         0               374,642             338,530           328,621
  Small Company Growth Fund ...........................         0               138,497             237,952           226,222
  Total Return Fund ...................................         0               341,547             267,413           289,473
Janus Aspen Series:
  MidCap Growth Portfolio .............................         0             3,983,066           4,127,785         3,940,592
  Balanced Portfolio ..................................         0             7,191,332           6,457,251         6,954,493
  Capital Appreciation Portfolio ......................         0             3,450,956           2,060,541         1,959,510
  Growth Portfolio ....................................         0            13,898,652           6,207,766         5,917,586
  Worldwide Growth Portfolio ..........................         0             6,204,858           5,001,213         4,930,313
  International Growth Portfolio ......................         0             1,690,093           2,192,409         2,183,127
PBHG Insurance Series Fund, Inc.:
  Growth II Portfolio .................................         0               307,784             501,212           467,478
  Large Cap Growth Portfolio ..........................         0             2,843,143           1,843,116         1,749,637
  Mid Cap Portfolio ...................................         0             2,207,948           1,961,546         1,870,508
  Select Value Portfolio ..............................         0               626,952             390,889           427,021
  Technology & Communications Portfolio ...............         0             6,746,493           4,380,470         4,218,661
Strong Funds:
  Mid Cap Growth Fund II ..............................         0             3,643,343           1,935,593         1,842,725
  Opportunity Fund II .................................         0             1,729,911           3,168,831         3,043,844
The Van Kampen Universal Institutional Funds, Inc.:
  Emerging Markets Portfolio ..........................         0               484,048             411,623           398,398
  Core Plus Fixed Income Portfolio ....................         0               432,052             575,915           491,519
  Mid Cap Value Portfolio .............................         0             2,188,428           1,874,717         1,801,801
  U.S. Real Estate Portfolio ..........................         0             2,356,335           2,353,935         2,252,475
  Value Portfolio .....................................         0             1,969,899           1,704,589         1,626,707
Timothy Partners, Ltd.:
  Small-Cap VS ........................................         0             1,829,262           1,653,932         1,589,999
  Conservative Growth Fund VS .........................         0               443,757             415,423           381,915
  Strategic Growth Fund VS ............................         0               605,528             553,810           521,110
                                                             ----           -----------         -----------       -----------
                             Totals ...................      $  0           $96,953,286         $75,574,573       $74,461,334
                                                             ====           ===========         ===========       ===========


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                       STATEMENT OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2003


                                                                               Changes From Operations
                                              --------------------------------------------------------------------------------------
                                                                                                   Net Change in
                                                              Net Realized                          Unrealized
                                                  Net          Gain (Loss)                         Appreciation       Net Increase
                                              Investment       on Sale of         Realized        (Depreciation)       (Decrease)
                                                Income       Investments in         Gain         of Investments in    in Net Assets
                                                (Loss)      Portfolio Shares    Distributions    Portfolio shares    from Operations
                                              -----------   ----------------    -------------    ------------------  ---------------
Scudder VIT Funds:
 EAFE Equity Index .........................  $    58,547   $        232,451    $           0    $          462,151  $       753,149
 Equity 500 Index ..........................       (2,456)          (198,158)               0               536,030          335,416
 Small Cap Index ...........................      (22,228)            43,343                0               894,544          915,659
Dreyfus Variable Investment Fund:
 Appreciation Portfolio ....................       13,695           (632,954)               0             2,460,229        1,840,970
 Growth and Income Portfolio ...............      (32,041)          (851,838)               0             2,209,775        1,325,896
 Money Market Portfolio ....................     (107,704)                 0                0                     0        (107,704)
 Developing Leaders Portfolio ..............     (139,944)           955,100                0             1,803,670        2,618,826
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc. ....     (101,557)          (934,406)               0             2,813,446        1,777,483
 Stock Index Fund ..........................       60,287         (3,803,163)               0            15,176,941       11,434,065
Invesco Variable Investment Funds, Inc.:
 Dynamics Fund .............................       (4,993)            38,050                0                75,666          108,723
 Core Equity Fund ..........................      (22,933)          (505,951)               0             2,829,026        2,300,142
 Health Sciences Fund ......................      (30,232)           (40,465)               0               599,197          528,500
 High Yield Fund ...........................      421,046           (608,657)               0             1,404,085        1,216,474
 Financial Services ........................       (9,909)           (36,112)               0               374,642          328,621
 Small Company Growth Fund .................      (11,730)            99,455                0               138,497          226,222
 Total Return Fund .........................       22,060            (74,134)               0               341,547          289,473
Janus Aspen Series :
 Mid Cap Growth Portfolio ..................     (187,193)           144,719                0             3,983,066        3,940,592
 Balanced Portfolio ........................      497,242           (734,081)               0             7,191,332        6,954,493
 Capital Appreciation Portfolio ............     (101,031)        (1,390,415)               0             3,450,956        1,959,510
 Growth Portfolio ..........................     (290,180)        (7,690,886)               0            13,898,652        5,917,586
 Worldwide Growth Portfolio ................      (70,900)        (1,203,645)               0             6,204,858        4,930,313
 International Growth  Portfolio ...........       (9,282)           502,316                0             1,690,093        2,183,127
PBHG Insurance Series Fund, Inc.:
 Growth II Portfolio .......................      (33,734)           193,428                0               307,784          467,478
 Large Cap Growth Portfolio ................      (93,479)        (1,000,027)               0             2,843,143        1,749,637
 Mid Cap Portfolio .........................      (91,038)          (246,402)               0             2,207,948        1,870,508
 Select Value Portfolio ....................       36,132           (236,063)               0               626,952          427,021
 Technology &  Communications Portfolio ....     (161,809)        (2,366,023)               0             6,746,493        4,218,661
Strong Funds:
 Mid Cap Growth Fund II ....................      (92,868)        (1,707,750)               0             3,643,343        1,842,725
 Opportunity Fund II........................     (124,987)         1,438,920                0             1,729,911        3,043,844
The Van Kampen Universal Institutional
 Funds, Inc.:
 Emerging Markets Portfolio ................      (13,225)           (72,425)               0               484,048          398,398
 Core Plus Fixed Income Portfolio ..........      (84,396)           143,863                0               432,052          491,519
 Mid Cap Value Portfolio ...................      (72,916)          (313,711)               0             2,188,428        1,801,801
 U.S. Real Estate Portfolio ................     (101,460)            (2,400)               0             2,356,335        2,252,475
 Value Portfolio ...........................      (77,882)          (265,310)               0             1,969,899        1,626,707
Timothy Partners, Ltd.:
 Small-Cap VS ..............................      (63,933)          (175,330)               0             1,829,262        1,589,999
 Conservative Growth Fund VS ...............      (33,508)           (28,334)               0               443,757          381,915
 Strategic Growth Fund VS ..................      (32,700)           (51,718)               0               605,528          521,110
                                              -----------   ----------------    -------------    ------------------  ---------------
                     Totals                   $(1,113,239)  $    (21,378,713)   $           0    $       96,953,286  $    74,461,334
                                              ===========   ================    =============    ==================  ===============

                                                           Charges From Principal Transactions
                                              ---------------------------------------------------------
                                                                        Net Transfers
                                                                          To (From)     Net Increase
                                               Contract                  Subaccounts    in Net Assets
                                               Purchase     Contract      and Fixed     From Principal
                                               Payments    Redemptions     Accounts      Transactions
                                              -----------  -----------  -------------   --------------
Scudder VIT Funds:
 EAFE Equity Index .........................  $   159,975  $   243,914  $   1,316,133   $    1,232,194
 Equity 500 Index ..........................      167,352      172,428       (198,625)        (203,701)
 Small Cap Index ...........................      610,701      329,340      2,826,164        3,107,525
Dreyfus Variable Investment Fund:
 Appreciation Portfolio ....................    1,507,582      903,541        763,227        1,367,268
 Growth and Income Portfolio ...............      740,988      789,670       (299,545)        (348,227)
 Money Market Portfolio ....................    2,072,773   21,489,068      1,921,340      (17,494,955)
 Developing Leaders Portfolio ..............    1,598,501    1,021,888       (319,372)         257,241
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc. ....    1,274,148      887,163       (625,222)        (238,237)
 Stock Index Fund ..........................    6,678,548    4,288,827        116,268        2,505,989
Invesco Variable Investment Funds, Inc.:
 Dynamics Fund .............................      113,273       21,610       (158,458)         (66,795)
 Core Equity Fund ..........................    1,385,498    1,415,402       (124,780)        (154,684)
 Health Sciences Fund ......................      875,848      159,914        163,086          879,020
 High Yield Fund ...........................      396,592      637,388      3,756,529        3,515,733
 Financial Services ........................      451,363      135,859         27,922          343,426
 Small Company Growth Fund .................      154,348       76,429       (162,392)         (84,473)
 Total Return Fund .........................      108,013      361,194       (128,158)        (381,339)
Janus Aspen Series :
 Mid Cap Growth Portfolio ..................    2,341,833    1,151,650     (1,086,764)         103,419
 Balanced Portfolio ........................    7,172,271    6,066,457     (1,080,132)          25,682
 Capital Appreciation Portfolio ............    1,645,939      992,023       (992,436)        (338,520)
 Growth Portfolio ..........................    3,588,480    2,225,229     (3,447,831)      (2,084,580)
 Worldwide Growth Portfolio ................    3,418,020    1,893,308     (4,949,811)      (3,425,099)
 International Growth  Portfolio ...........      996,087      577,351       (429,253)         (10,517)
PBHG Insurance Series Fund, Inc.:
 Growth II Portfolio .......................      355,089      518,593        213,622           50,118
 Large Cap Growth Portfolio ................    1,168,501      471,848        373,576        1,070,229
 Mid Cap Portfolio .........................    1,671,740      645,730       (398,402)         627,608
 Select Value Portfolio ....................      817,165      272,735       (209,534)         334,896
 Technology &  Communications Portfolio ....    2,932,386      889,986       (362,298)       1,680,102
Strong Funds:
 Mid Cap Growth Fund II ....................    1,475,542      813,864        (63,312)         598,366
 Opportunity Fund II........................    1,646,425      966,371      1,037,193        1,717,247
The Van Kampen Universal Institutional
 Funds, Inc.:
 Emerging Markets Portfolio ................      101,901       75,918        (28,869)          (2,886)
 Core Plus Fixed Income Portfolio ..........    2,431,397    2,007,683        361,564          785,278
 Mid Cap Value Portfolio ...................      741,503      401,512        148,684          488,675
 U.S. Real Estate Portfolio ................    1,370,309      585,468        586,559        1,371,400
 Value Portfolio ...........................    1,015,118      589,809        672,621        1,097,930
Timothy Partners, Ltd.:
 Small-Cap VS ..............................      261,978      309,422     (1,081,561)      (1,129,005)
 Conservative Growth Fund VS ...............    1,245,820       28,278        578,923        1,796,465
 Strategic Growth Fund VS ..................      879,070       74,773      1,496,277        2,300,574
                                              -----------  -----------  -------------   --------------
                     Totals                   $55,572,077  $54,491,643  $     212,933   $    1,293,367
                                              ===========  ===========  =============   ==============

                                               Net Increase    Net Assets       Net Assets
                                                (Decrease)     Beginning          End of
                                               in Net Assets    of Year            Year
                                               -------------  ------------      ------------
Scudder VIT Funds:
 EAFE Equity Index .........................   $  1,985,343   $  1,077,393      $  3,062,736
 Equity 500 Index ..........................        131,715      1,447,693         1,579,408
 Small Cap Index ...........................      4,023,184      1,452,829         5,476,013
Dreyfus Variable Investment Fund:
 Appreciation Portfolio ....................      3,208,238      8,552,158        11,760,396
 Growth and Income Portfolio ...............        977,669      5,437,591         6,415,260
 Money Market Portfolio ....................    (17,602,659)    30,874,477        13,271,818
 Developing Leaders Portfolio ..............      2,876,067      8,981,244        11,857,311
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc. ....      1,539,246      7,676,210         9,215,456
 Stock Index Fund ..........................     13,940,054     42,391,973        56,332,027
Invesco Variable Investment Funds, Inc.:
 Dynamics Fund .............................         41,928        423,610           465,538
 Core Equity Fund ..........................      2,145,458     11,281,525        13,426,983
 Health Sciences Fund ......................      1,407,520      1,637,469         3,044,989
 High Yield Fund ...........................      4,732,207      4,013,068         8,745,275
 Financial Services ........................        672,047        968,716         1,640,763
 Small Company Growth Fund .................        141,749        943,878         1,085,627
 Total Return Fund .........................        (91,866)     2,144,019         2,052,153
Janus Aspen Series :
 Mid Cap Growth Portfolio ..................      4,044,011     11,845,484        15,889,495
 Balanced Portfolio ........................      6,980,175     55,454,249        62,434,424
 Capital Appreciation Portfolio ............      1,620,990     10,839,585        12,460,575
 Growth Portfolio ..........................      3,833,006     20,809,695        24,642,701
 Worldwide Growth Portfolio ................      1,505,214     23,887,073        25,392,287
 International Growth  Portfolio ...........      2,172,610      6,454,519         8,627,129
PBHG Insurance Series Fund, Inc.:
 Growth II Portfolio .......................        517,596      2,108,418         2,626,014
 Large Cap Growth Portfolio ................      2,819,866      5,483,073         8,302,939
 Mid Cap Portfolio .........................      2,498,116      5,746,725         8,244,841
 Select Value Portfolio ....................        761,917      2,590,936         3,352,853
 Technology &  Communications Portfolio ....      5,898,763      9,122,846        15,021,609
Strong Funds:
 Mid Cap Growth Fund II ....................      2,441,091      5,280,240         7,721,331
 Opportunity Fund II........................      4,761,091      7,970,621        12,731,712
The Van Kampen Universal Institutional
 Funds, Inc.:
 Emerging Markets Portfolio ................        395,512        831,875         1,227,387
 Core Plus Fixed Income Portfolio ..........      1,276,797     14,460,077        15,736,874
 Mid Cap Value Portfolio ...................      2,290,476      4,364,569         6,655,045
 U.S. Real Estate Portfolio ................      3,623,875      6,103,020         9,726,895
 Value Portfolio ...........................      2,724,637      4,890,926         7,615,563
Timothy Partners, Ltd.:
 Small-Cap VS ..............................        460,994      4,840,505         5,301,499
 Conservative Growth Fund VS ...............      2,178,380      1,505,269         3,683,649
 Strategic Growth Fund VS ..................      2,821,684      1,340,068         4,161,752
                                               ------------   ------------      ------------
                      Totals                   $ 75,754,701   $335,233,626      $410,988,327
                                               ============   ============      ============
   The accompanying notes are an integral part of these financial statements.


                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                       STATEMENT OF CHANGES IN NET ASSETS
                    For the Periods Ended December 31, 2002


                                                                           Changes From Operations
                                               -------------------------------------------------------------------------------
                                                                                                  Net Change          Net
                                                                Net Realized                     in Unrealized      Increase
                                                                Gain (Loss)                       Appreciation     (Decrease)
                                                    Net          on Sale of       Realized      (Depreciation)       in Net
                                                 Investment    Investments in       Gain       of Investments in  Assets from
                                               Income (Loss)  Portfolio Shares  Distributions  Portfolio Shares    Operations
                                               -------------  ----------------  -------------  -----------------  ------------
Scudder VIT Funds:
    EAFE Equity Index .......................  $     (8,529)  $         50,643  $           0  $         278,406  $    320,520
    Equity 500 Index ........................        (6,075)          (178,771)             0           (279,992)     (464,838)
    Small Cap Index .........................       (23,901)          (788,689)           844             66,675      (745,071)
Dreyfus Variable Investment Fund:
    Appreciation Portfolio ..................       (15,720)          (386,594)             0         (1,316,517)   (1,718,831)
    Growth and Income Portfolio .............       (48,192)          (552,535)             0         (1,393,556)   (1,994,283)
    Money Market Portfolio ..................        12,044                  0              0                  0        12,044
    Small Cap Portfolio .....................      (123,099)        (4,514,838)             0          2,492,050    (2,145,887)
Dreyfus Funds:
    Socially Responsible Growth Funds, Inc ..      (111,667)        (1,145,229)             0         (2,276,166)   (3,533,062)
    Stock Index Fund ........................        (2,045)        (5,290,362)             0         (8,029,083)  (13,321,490)
Invesco Variable Investment Funds, Inc.:
    Dynamics Fund ...........................        (5,468)          (154,701)             0              8,365      (151,804)
    Core Equity Fund ........................        17,703           (473,933)             0         (2,463,292)   (2,919,522)
    Health Sciences Fund ....................       (17,886)           (93,918)             0           (265,725)     (377,529)
    High Yield Fund .........................       370,204         (1,035,877)             0            524,453      (141,220)
    Financial Services ......................        (6,589)           (56,635)             0           (123,702)     (186,926)
    Small Company Growth Fund ...............        (5,535)          (120,493)             0            (16,012)     (142,040)
    Total Return Fund .......................        22,522           (696,897)             0            303,558      (370,817)
Janus Aspen Series:
    Aggressive Growth Portfolio .............      (183,564)       (23,031,822)             0         18,470,026    (4,745,360)
    Balanced Portfolio ......................       628,558           (913,231)             0         (4,481,310)   (4,765,983)
    Capital Appreciation Portfolio ..........      (100,665)        (2,062,681)             0           (181,702)   (2,345,048)
    Growth Portfolio ........................      (323,382)        (2,011,842)             0         (5,335,254)   (7,670,478)
    Worldwide Growth Portfolio ..............      (141,335)        (5,477,380)             0         (1,999,480)   (7,618,195)
Janus Aspen Select Series:
    International Growth Portfolio ..........       (41,836)          (519,810)             0           (246,394)     (808,040)
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio .....................       (37,538)        (3,699,000)             0          2,700,026    (1,036,512)
    Large Cap Growth Portfolio ..............       (90,387)        (1,359,665)             0         (1,009,082)   (2,459,134)
    Mid Cap Value Portfolio .................       (64,742)          (204,532)             0           (781,402)   (1,050,676)
    Select Value Portfolio ..................       (11,898)          (456,316)             0           (622,285)   (1,090,499)
    Technology & Communications Portfolio ...      (162,852)       (23,240,556)             0         13,462,279    (9,941,129)
Strong Funds:
    Mid Cap Growth Fund II ..................       (91,542)        (5,688,008)             0          2,362,538    (3,417,012)
    Opportunity Fund II .....................       (92,229)        (4,863,009)       163,563          1,514,167    (3,277,508)
The Universal Institutional Funds, Inc.:
    Emerging Markets Portfolio ..............       (13,999)          (295,079)             0            204,966      (104,112)
    Core Plus Fixed Income Portfolio ........       338,272            205,117        132,139             29,564       705,092
    Mid Cap Growth Portfolio ................       (68,049)          (196,113)             0         (1,510,870)   (1,775,032)
    U.S. Real Estate Portfolio ..............       117,573            209,824        137,765           (715,967)     (250,805)
    Value Portfolio .........................       (19,009)          (303,967)             0         (1,245,616)   (1,568,592)
Timothy Partners, Ltd:
    Small-Cap VS ............................       (78,144)           (53,144)        36,678         (1,112,996)   (1,207,606)
    Conservative Growth Fund VS(*) ..........        (5,907)           (20,745)           332            (87,349)     (113,669)
    Strategic Growth Fund VS (*) ............        (6,381)            (2,708)             0            (75,201)      (84,290)
                                               ------------   ----------------  -------------  -----------------  ------------
        Totals                                 $   (401,289)  $    (89,423,496) $     471,321  $       6,848,120  $(82,505,344)
                                               ============   ================  =============  =================  ============

                                                        Changes From Principal Transactions
                                               -------------------------------------------------------
                                                                          Net Transfers
                                                                            To (From)    Net Increase
                                                 Contract                  Subaccounts  in Net Assets
                                                 Purchase     Contract      and Fixed   From Principal
                                                 Payments    Redemptions    Accounts     Transactions
                                               ------------  -----------  ------------  --------------
Scudder VIT Funds:
    EAFE Equity Index .......................  $    167,915  $   274,042  $    127,673  $       21,546
    Equity 500 Index ........................       228,737      246,511       (78,339)        (96,113)
    Small Cap Index .........................       345,037      478,310       624,904         491,631
Dreyfus Variable Investment Fund:
    Appreciation Portfolio ..................     1,689,512      645,308       165,898       1,210,102
    Growth and Income Portfolio .............     1,003,769      724,516      (256,720)         22,533
    Money Market Portfolio ..................    31,954,792   17,304,521    (4,451,490)     10,198,781
    Small Cap Portfolio .....................     2,105,091      864,174     1,113,983       2,354,900
Dreyfus Funds:
    Socially Responsible Growth Fund, Inc ...     1,882,530      962,625    (1,825,229)       (905,324)
    Stock Index Fund ........................     8,914,563    3,626,247      (900,165)      4,388,151
Invesco Variable Investment Funds, Inc.:
    Dynamics Fund ...........................        65,504       11,457      (231,118)       (177,071)
    Core Equity Fund ........................     2,200,362    1,540,429    (1,818,412)     (1,158,479)
    Health Sciences Fund ....................       913,022       82,271       562,060       1,392,811
    High Yield Fund .........................       506,286      454,569      (514,586)       (462,869)
    Financial Services ......................       363,050      103,793       197,363         456,620
    Small Company Growth Fund ...............       227,048       30,367       644,184         840,865
    Total Return Fund .......................       184,646    1,051,464      (339,087)     (1,205,905)
Janus Aspen Series:
    Aggressive Growth Portfolio .............     3,548,507      863,002    (1,700,277)        985,228
    Balanced Portfolio ......................     9,039,365    4,851,377    (1,759,519)      2,428,469
    Capital Appreciation Portfolio ..........     2,527,095    1,179,633    (2,000,704)       (653,242)
    Growth Portfolio ........................     4,755,887    2,038,010    (1,313,681)      1,404,196
    Worldwide Growth Portfolio ..............     4,852,283    1,966,466    (2,672,939)        212,878
Janus Aspen Select Series:
    International Growth Portfolio ..........     2,188,956      561,632    (3,058,823)     (1,431,499)
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio .....................       619,391      294,285      (546,518)       (221,412)
    Large Cap Growth Portfolio ..............     1,582,175      578,158    (1,064,051)        (60,034)
    Mid Cap Value Portfolio .................     1,788,970      422,223     3,154,576       4,521,323
    Select Value Portfolio ..................       983,861      221,260       294,464       1,057,065
    Technology & Communications Portfolio ...     4,363,436      938,917    (1,165,658)      2,258,861
Strong Funds:
    Mid Cap Growth Fund II ..................     1,578,372      585,966      (832,488)        159,918
    Opportunity Fund II .....................     2,030,084      848,647      (359,504)        821,933
The Universal Institutional Funds, Inc.:
    Emerging Markets Portfolio ..............       148,648      127,823       (85,936)        (65,111)
    Core Plus Fixed Income Portfolio ........     2,904,793    1,769,617     3,520,700       4,655,876
    Mid Cap Growth Portfolio ................     1,143,910      642,812       290,287         791,385
    U.S. Real Estate Portfolio ..............     1,227,633      861,286     2,429,985       2,796,332
    Value Portfolio .........................     1,484,919      500,061       640,031       1,624,889
Timothy Partners, Ltd:
    Small-Cap VS ............................     1,387,452      527,787        72,263         931,928
    Conservative Growth Fund VS(*) ..........     1,047,137       30,966       602,767       1,618,938
    Strategic Growth Fund VS (*) ............       441,990        5,895       988,263       1,424,358
                                               ------------  -----------  ------------  --------------
       Totals                                  $102,396,728  $48,216,427  $(11,545,843) $   42,634,458
                                               ============  ===========  ============  ==============

                                                   Net
                                                 Increase      Net Assets   Net Assets
                                                (Decrease)     Beginning       End
                                               in Net Assets   of Period     of Period
                                               -------------  ------------  ------------
Scudder VIT Funds:
    EAFE Equity Index .......................  $     342,066  $    735,327  $  1,077,393
    Equity 500 Index ........................       (560,951)    2,008,644     1,447,693
    Small Cap Index .........................       (253,440)    1,706,269     1,452,829
Dreyfus Variable Investment Fund:
    Appreciation Portfolio ..................       (508,729)    9,060,887     8,552,158
    Growth and Income Portfolio .............     (1,971,750)    7,409,341     5,437,591
    Money Market Portfolio ..................     10,210,825    20,663,652    30,874,477
    Small Cap Portfolio .....................        209,013     8,772,231     8,981,244
Dreyfus Funds:
    Socially Responsible Growth Fund, Inc ...     (4,438,386)   12,114,596     7,676,210
    Stock Index Fund ........................     (8,933,339)   51,325,312    42,391,973
Invesco Variable Investment Funds, Inc.:
    Dynamics Fund ...........................       (328,875)      752,485       423,610
    Core Equity Fund ........................     (4,078,001)   15,359,526    11,281,525
    Health Sciences Fund ....................      1,015,282       622,187     1,637,469
    High Yield Fund .........................       (604,089)    4,617,157     4,013,068
    Financial Services ......................        269,694       699,022       968,716
    Small Company Growth Fund ...............        698,825       245,053       943,878
    Total Return Fund .......................     (1,576,722)    3,720,741     2,144,019
Janus Aspen Series:
    Aggressive Growth Portfolio .............     (3,760,132)   15,605,616    11,845,484
    Balanced Portfolio ......................     (2,337,514)   57,791,763    55,454,249
    Capital Appreciation Portfolio ..........     (2,998,290)   13,837,875    10,839,585
    Growth Portfolio ........................     (6,266,282)   27,075,977    20,809,695
    Worldwide Growth Portfolio ..............     (7,405,317)   31,292,390    23,887,073
Janus Aspen Select Series:
    International Growth Portfolio ..........     (2,239,539)    8,694,058     6,454,519
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio .....................     (1,257,924)    3,366,342     2,108,418
    Large Cap Growth Portfolio ..............     (2,519,168)    8,002,241     5,483,073
    Mid Cap Value Portfolio .................      3,470,647     2,276,078     5,746,725
    Select Value Portfolio ..................        (33,434)    2,624,370     2,590,936
    Technology & Communications Portfolio ...     (7,682,268)   16,805,114     9,122,846
Strong Funds:
    Mid Cap Growth Fund II ..................     (3,257,094)    8,537,334     5,280,240
    Opportunity Fund II .....................     (2,455,575)   10,426,196     7,970,621
The Universal Institutional Funds, Inc.:
    Emerging Markets Portfolio ..............       (169,223)    1,001,098       831,875
    Core Plus Fixed Income Portfolio ........      5,360,968     9,099,109    14,460,077
    Mid Cap Growth Portfolio ................       (983,647)    5,348,216     4,364,569
    U.S. Real Estate Portfolio ..............      2,545,527     3,557,493     6,103,020
    Value Portfolio .........................         56,297     4,834,629     4,890,926
Timothy Partners, Ltd:
    Small-Cap VS ............................       (275,678)    5,116,183     4,840,505
    Conservative Growth Fund VS(*) ..........      1,505,269             0     1,505,269
    Strategic Growth Fund VS (*) ............      1,340,068             0     1,340,068
                                               -------------  ------------  ------------
        Totals                                 $ (39,870,886) $375,104,512  $335,233,626
                                               =============  ============  ============


   The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.
      (*)Period for May 1, 2002 (commencement of operations) to December 31,
      2002.

                ANNUITY INVESTORS VARIABLE ACCOUNT B
                   NOTES TO FINANCIAL STATEMENTS
                         DECEMBER 31, 2003

(1)      GENERAL

         Annuity Investors Variable Account B (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the "Company") pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly owned subsidiary of Great American Financial Resources, Inc., ("GAFRI"), a publicly traded insurance holding company listed on the New York Stock Exchange. The Company is licensed in 48 states.

         Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

         At December 31, 2003, the following investment options were available:

                  SCUDDER VIT FUNDS:

                           -    EAFE Equity Index

                           -    Equity 500 Index

                           -    Small Cap Index

                  THE DREYFUS VARIABLE INVESTMENT FUND:

                           -    Appreciation Portfolio

                           -    Growth and Income Portfolio

                           -    Money Market Portfolio

                           -    Developing Leaders Portfolio

                  DREYFUS FUNDS:

                           -    Socially Responsible Growth Fund, Inc.

                           -    Stock Index Fund

                  INVESCO VARIABLE INVESTMENT FUNDS, INC.:

                           -    Dynamics Fund

                           -    Core Equity Fund

                           -    Health Sciences Fund

                           -    High Yield Fund

                           -    Financial Services Fund

                           -    Small Company Growth Fund

                           -    Total Return Fund

                  JANUS ASPEN SERIES:

                           -    Mid Cap Growth Portfolio

                           -    Balanced Portfolio

                           -    Capital Appreciation Portfolio

                           -    Growth Portfolio

                           -    Worldwide Growth Portfolio

                           -    International Growth Portfolio

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

                  PBHG INSURANCE SERIES FUND, INC.:

                           -    Growth II Portfolio

                           -    Large Cap Growth Portfolio

                           -    Mid Cap Portfolio

                           -    Select Value Portfolio

                           -    Technology & Communications Portfolio

                  STRONG FUNDS:

                           -    Mid Cap Growth Fund II

                           -    Opportunity Fund II

                  THE VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS, INC.:

                           -    Emerging Markets Portfolio

                           -    Core Plus Fixed Income Portfolio

                           -    Mid Cap Value Portfolio

                           -    U.S. Real Estate Portfolio

                           -    Value Portfolio

                  TIMOTHY PARTNERS, LTD.:

                           -    Small-Cap VS

                           -    Conservative Growth VS

                           -    Strategic Growth VS

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION

         The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

         Certain reclassifications have been made to the prior year financial statements to conform to the current year presentation.

         INVESTMENTS

         Investments are valued using the net asset value of the respective portfolios, which value their investment securities at fair value at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-distribution date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

         Net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

         FEDERAL INCOME TAXES

         No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

         NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT HOLDERS

         The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain
         (loss) and unrealized appreciation (depreciation) on investments.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

(3)      PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

         The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year ended December 31, 2003 are as follows:

                                                                      2003
                                                         ------------------------------
                                                           Cost of           Proceeds
                                                          Purchases         from Sales
                                                         ------------      ------------
Scudder VIT Funds:
  EAFE Equity Index                                      $ 17,710,748      $ 16,420,007
  Equity 500 Index                                            159,832           365,988
  Small Cap Index                                           3,930,427           845,130
Dreyfus Variable Investment Fund:
  Appreciation Portfolio                                    4,172,858         2,791,895
  Growth and Income Portfolio                               1,380,086         1,760,355
  Money Market Portfolio                                  187,503,592       205,106,252
  Developing Leaders Portfolio                             65,717,289        65,599,992
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc                       695,417         1,035,211
  Stock Index Fund                                          9,865,514         7,299,240
Invesco Variable Investment Funds, Inc.:
  Dynamics Fund                                             1,147,305         1,219,093
  Equity Income Fund                                        1,467,826         1,645,443
  Health Sciences Fund                                      1,134,739           285,951
  High Yield Fund                                           5,800,376         1,863,597
  Financial Services Fund                                     773,345           439,830
  Small Cap Growth Fund                                     8,976,280         9,072,483
  Total Return Fund                                           204,961           564,238
Janus Aspen Series:
  Mid Cap Growth Portfolio                                  1,091,711         1,175,483
  Balanced Portfolio                                        5,792,403         5,269,478
  Capital Appreciation Portfolio                              955,176         1,394,727
  Growth Portfolio                                          4,283,640         6,658,399
  Worldwide Growth Portfolio                               28,707,134        32,203,134
  International Growth Portfolio                           26,737,375        26,757,174
PBHG Insurance Series Fund, Inc.:
  Growth II Portfolio                                      10,411,698        10,395,313
  Large Cap Growth Portfolio                                1,849,998           873,249
  Mid Cap Portfolio                                         2,684,594         2,148,024
  Select Value Portfolio                                    1,081,765           710,736
  Technology & Communications Portfolio                     4,697,647         3,179,352
Strong Funds:
  Mid Cap Growth Fund II                                   12,133,751        11,628,254
  Opportunity Fund II                                      15,364,832        13,772,572
The Van Kampen Universal Institutional Funds, Inc.:
  Emerging Markets Portfolio                                   68,580            84,692
  Core Plus Fixed Income Portfolio                          3,923,050         3,222,169
  Mid Cap Value Portfolio                                   1,202,912           787,156
  U.S. Real Estate Portfolio                                2,413,320         1,143,379
  Value Portfolio                                           1,837,930           817,883
Timothy Partners, Ltd.:
  Small-Cap VS                                                259,417        1 ,452,354
  Conservative Growth VS                                    2,027,117           264,162
  Strategic Growth VS                                       2,562,874           294,998
                                                         ------------      ------------

        Total                                            $440,727,519      $440,547,393
                                                         ============      ============

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

(4)      DEDUCTIONS AND EXPENSES

         Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

         The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

         The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2003:

1.65% Series Contracts      $      231
1.50% Series Contracts          12,806
1.40% Series Contracts       4,845,281
1.25% Series Contracts          15,110
1.10% Series Contracts          21,831
0.95% Series Contracts             486
0.90% Series Contracts          25,156
0.75% Series Contracts           4,221
                            ----------

                            $4,925,122
                            ==========

         Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

         In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $733,574 for the year ended December 31, 2003.

(5)      OTHER TRANSACTIONS WITH AFFILIATES

         Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

(6)      CHANGES IN UNITS OUTSTANDING


                                                                                Units
                                                                             Outstanding         Units
                                                                               12/01/02        Purchased
                                                                            --------------  ---------------
Scudder VIT Funds:
 EAFE Equity Index - 1.50% series contract ...........................              22.891           41.734
 EAFE Equity Index - 1.40% series contract ...........................         187,535.206    8,426,851.115
 EAFE Equity Index - 1.10% series contract ...........................             687.621          353.659
 EAFE Equity Index - 0.95% series contract ...........................           1,800.556            0.000
 EAFE Equity Index - 0.90% series contract ...........................             791.144          325.418
 Equity 500 Index - 1.40% series contract ............................         220,814.702       27,460.383
 Equity 500 Index - 1.10% series contract ............................           2,727.390        1,032.820
 Equity 500 Index - 0.95% series contract ............................             179.116            0.000
 Equity 500 Index - 0.90% series contract ............................           1,614.188          669.271
 Small Cap Index - 1.50% series contract .............................             127.264            0.000
 Small Cap Index - 1.40% series contract .............................         165,980.862    1,897,347.413
 Small Cap Index - 1.25% series contact ..............................              78.204          688.158
 Small Cap Index - 1.10% series contract .............................               0.000            8.778
 Small Cap Index - 0.95% series contract .............................               4.364          144.903
 Small Cap Index - 0.90% series contract .............................           1,015.061          622.687
 Small Cap Index - 0.75% series contract .............................             268.850          128.576
Dreyfus Variable Investment Fund:
 Appreciation Portfolio - 1.50% series contract ......................           2,136.034          706.018
 Appreciation Portfolio - 1.40% series contract ......................         821,738.414      456,695.137
 Appreciation Portfolio - 1.25% series contract ......................             172.414       10,842.144
 Appreciation Portfolio - 1.10% series contract ......................           6,651.281        3,237.030
 Appreciation Portfolio - 0.95% series contract ......................             150.958            0.000
 Appreciation Portfolio - 0.90% series contract ......................           2,343.298          579.823
 Appreciation Portfolio - 0.75% series contract ......................             404.810          234.874
 Growth and Income Portfolio - 1.50% series contract .................              16.060           20.797
 Growth and Income Portfolio - 1.40% series contract .................         633,983.863      218,423.546
 Growth and Income Portfolio - 1.25% series contact ..................           8,651.943        1,675.094
 Growth and Income Portfolio - 1.10% series contract .................           2,655.811        1,728.426
 Growth and Income Portfolio - 0.90% series contract .................             780.152          238.392
 Growth and Income Portfolio - 0.75% series contract .................           1,380.154          353.481
 Money Market Portfolio - 1.50% series contract ......................           3,512.734          262.659
 Money Market Portfolio - 1.40% series contract ......................      26,597,370.970  265,254,653.776
 Money Market Portfolio - 1.25% series contract ......................              54.380           87.983
 Money Market Portfolio - 1.10% series contract ......................          23,476.567        5,142.513
 Money Market Portfolio - 0.90% series contract ......................         126,326.727       18,007.380
 Money Market Portfolio - 0.75% series contract ......................          13,181.025       23,769.874
 Developing Leaders Portfolio - 1.50% series contract ................           1,414.885           88.125
 Developing Leaders Portfolio - 1.40% series contract ................         887,931.962   11,616,823.836
 Developing Leaders Portfolio - 1.25% series contract ................           5,837.045         2,824.34
 Developing Leaders Portfolio - 1.10% series contract ................           5,581.765        3,790.364
 Developing Leaders Portfolio - 0.95% series contract ................             471.199           54.218
 Developing Leaders Portfolio - 0.90% series contract ................           5,490.189         1,073.13
 Developing Leaders Portfolio - 0.75% series contract ................           2,066.318          858.516
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc. - 1.50% series contract ......             576.445            0.000
 Socially Responsible Growth Fund, Inc. - 1.40% series contract ......         960,232.146      164,261.804
 Socially Responsible Growth Fund, Inc. - 1.10% series contract ......           3,420.290        1,949.984
 Socially Responsible Growth Fund, Inc. - 0.90% series contract ......           3,843.678          489.322
 Socially Responsible Growth Fund, Inc. - 0.75% series contract ......             625.579          374.445
 Stock Index Fund - 1.65% series contact .............................              95.159           81.669
 Stock Index Fund - 1.50% series contract ............................          10,366.380          815.626
 Stock Index Fund - 1.40% series contract ............................       4,454,143.840    1,460,803.731
 Stock Index Fund - 1.25% series contract ............................             209.774        2,975.121
 Stock Index Fund - 1.10% series contract ............................           6,861.288        3,518.171
 Stock Index Fund - 0.95% series contract ............................           3,171.095          146.311
 Stock Index Fund - 0.90% series contract ............................          67,021.625        7,518.017
 Stock Index Fund - 0.75% series contract ............................           5,807.305        1,936.043
Invesco Variable Investment Funds, Inc.:
 Dynamics Fund - 1.50% series contract ...............................              24.686           40.634
 Dynamics Fund - 1.40% series contract ...............................          78,143.205      202,207.680
 Dynamics Fund - 0.90% series contract ...............................               0.000            7.139
 Dynamics Fund - 0.75% series contract ...............................              18.335           38.873
 Core Equity Fund - 1.50% series contract ............................           2,347.721          812.096
 Core Equity Fund - 1.40% series contract ............................       1,100,758.403      224,463.258
 Core Equity Fund - 1.25% series contract ............................               4.084        1,019.101
 Core Equity Fund - 1.10% series contract ............................           5,632.301        2,309.480
 Core Equity Fund - 0.90% series contract ............................           1,016.232          233.726
 Core Equity Fund - 0.75% series contract ............................              73.842           64.389
 Health Sciences Fund - 1.50% series contract ........................           1,503.619            0.000
 Health Sciences Fund - 1.40% series contract ........................         210,450.701      163,875.475
 Health Sciences Fund - 1.10% series contract ........................             203.656          473.071
 Health Sciences Fund - 0.95% series contract ........................               0.000          179.965
 Health Sciences Fund - 0.90% series contract ........................           1,160.526          165.344
 Health Sciences Fund - 0.75% series contract ........................           2,641.906          908.395

                                                                                                  Units
                                                                                 Units        Outstanding
                                                                               Redeemed         12/31/03
                                                                            ---------------  --------------
Scudder VIT Funds:
 EAFE Equity Index - 1.50% series contract ...........................                0.639          63.986
 EAFE Equity Index - 1.40% series contract ...........................        8,204,096.170     410,290.151
 EAFE Equity Index - 1.10% series contract ...........................                0.000       1,041.280
 EAFE Equity Index - 0.95% series contract ...........................            1,740.805          59.751
 EAFE Equity Index - 0.90% series contract ...........................                0.000       1,116.562
 Equity 500 Index - 1.40% series contract ............................           58,295.177     189,979.908
 Equity 500 Index - 1.10% series contract ............................            1,717.353       2,042.857
 Equity 500 Index - 0.95% series contract ............................                9.312         169.804
 Equity 500 Index - 0.90% series contract ............................                0.000       2,283.459
 Small Cap Index - 1.50% series contract .............................                0.200         127.064
 Small Cap Index - 1.40% series contract .............................        1,629,087.445     434,240.830
 Small Cap Index - 1.25% series contact ..............................              152.500         613.862
 Small Cap Index - 1.10% series contract .............................                0.000           8.778
 Small Cap Index - 0.95% series contract .............................                4.360         144.907
 Small Cap Index - 0.90% series contract .............................                0.000       1,637.748
 Small Cap Index - 0.75% series contract .............................               27.311         370.115
Dreyfus Variable Investment Fund:
 Appreciation Portfolio - 1.50% series contract ......................               98.683       2,743.369
 Appreciation Portfolio - 1.40% series contract ......................          342,407.916     936,025.635
 Appreciation Portfolio - 1.25% series contract ......................              753.618      10,260.940
 Appreciation Portfolio - 1.10% series contract ......................            1,432.798       8,455.513
 Appreciation Portfolio - 0.95% series contract ......................                0.000         150.958
 Appreciation Portfolio - 0.90% series contract ......................                0.000       2,923.121
 Appreciation Portfolio - 0.75% series contract ......................                2.134         637.550
 Growth and Income Portfolio - 1.50% series contract .................                0.287          36.570
 Growth and Income Portfolio - 1.40% series contract .................          257,553.269     594,854.140
 Growth and Income Portfolio - 1.25% series contact ..................              160.893      10,166.144
 Growth and Income Portfolio - 1.10% series contract .................               39.716       4,344.521
 Growth and Income Portfolio - 0.90% series contract .................                0.000       1,018.544
 Growth and Income Portfolio - 0.75% series contract .................               50.531       1,683.104
 Money Market Portfolio - 1.50% series contract ......................            1,234.465       2,540.928
 Money Market Portfolio - 1.40% series contract ......................      280,453,195.809  11,398,828.937
 Money Market Portfolio - 1.25% series contract ......................                0.000         142.363
 Money Market Portfolio - 1.10% series contract ......................           19,578.207       9,040.873
 Money Market Portfolio - 0.90% series contract ......................           10,493.179     133,840.928
 Money Market Portfolio - 0.75% series contract ......................            6,407.725      30,543.174
 Developing Leaders Portfolio - 1.50% series contract ................                2.310       1,500.700
 Developing Leaders Portfolio - 1.40% series contract ................       11,606,271.247     898,484.551
 Developing Leaders Portfolio - 1.25% series contract ................            3,339.252       5,322.133
 Developing Leaders Portfolio - 1.10% series contract ................              123.061       9,249.068
 Developing Leaders Portfolio - 0.95% series contract ................               34.212         491.205
 Developing Leaders Portfolio - 0.90% series contract ................              787.462       5,775.857
 Developing Leaders Portfolio - 0.75% series contract ................               62.920       2,861.914
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc. - 1.50% series contract ......                1.494         574.951
 Socially Responsible Growth Fund, Inc. - 1.40% series contract ......          199,227.319     925,266.631
 Socially Responsible Growth Fund, Inc. - 1.10% series contract ......              554.675       4,815.599
 Socially Responsible Growth Fund, Inc. - 0.90% series contract ......                0.000       4,333.000
 Socially Responsible Growth Fund, Inc. - 0.75% series contract ......               31.350         968.674
 Stock Index Fund - 1.65% series contact .............................                0.934         175.894
 Stock Index Fund - 1.50% series contract ............................              554.188      10,627.818
 Stock Index Fund - 1.40% series contract ............................        1,244,696.547   4,670,251.024
 Stock Index Fund - 1.25% series contract ............................              224.106       2,960.789
 Stock Index Fund - 1.10% series contract ............................            1,375.620       9,003.839
 Stock Index Fund - 0.95% series contract ............................            2,636.890         680.516
 Stock Index Fund - 0.90% series contract ............................            1,140.107      73,399.535
 Stock Index Fund - 0.75% series contract ............................              108.190       7,635.158
Invesco Variable Investment Funds, Inc.:
 Dynamics Fund - 1.50% series contract ...............................                0.662          64.658
 Dynamics Fund - 1.40% series contract ...............................          217,264.553      63,086.332
 Dynamics Fund - 0.90% series contract ...............................                0.000           7.139
 Dynamics Fund - 0.75% series contract ...............................                0.000          57.208
 Core Equity Fund - 1.50% series contract ............................              202.217       2,957.600
 Core Equity Fund - 1.40% series contract ............................          245,657.341   1,079,564.320
 Core Equity Fund - 1.25% series contract ............................                0.000       1,023.185
 Core Equity Fund - 1.10% series contract ............................              231.122       7,710.659
 Core Equity Fund - 0.90% series contract ............................                0.000       1,249.958
 Core Equity Fund - 0.75% series contract ............................                0.000         138.231
 Health Sciences Fund - 1.50% series contract ........................                0.488       1,503.131
 Health Sciences Fund - 1.40% series contract ........................           62,783.952     311,542.224
 Health Sciences Fund - 1.10% series contract ........................              123.836         552.891
 Health Sciences Fund - 0.95% series contract ........................                0.000         179.965
 Health Sciences Fund - 0.90% series contract ........................                0.000       1,325.870
 Health Sciences Fund - 0.75% series contract ........................                3.955       3,546.346

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

(6)      CHANGES IN UNITS OUTSTANDING


                                                                       Units                                              Units
                                                                    Outstanding         Units            Units        Outstanding
                                                                      12/31/02        Purchased        Redeemed         12/31/03
                                                                   --------------  --------------   -------------    -------------
Invesco Variable Investment Funds, Inc.
 High Yield Fund - 1.50% series contract ......................           983.299         759.209         532.452        1,210.056
 High Yield Fund - 1.40% series contract ......................       488,086.809     639,182.149     268,047.035      859,221.923
 High Yield Fund - 1.25% series contract ......................            21.978       5,035.213          68.214        4,988.977
 High Yield Fund - 1.10% series contract ......................           169.835          19.323           1.098          188.060
 High Yield Fund - 0.95% series contract ......................             0.001           0.000           0.000            0.001
 High Yield Fund - 0.90% series contract ......................           653.397         182.380          80.212          755.565
 High Yield Fund - 0.75% series contract ......................           367.999         219.843           0.808          587.034
 Financial Services Fund - 1.50% series contract ..............           876.437          10.769          10.770          876.436
 Financial Services Fund - 1.40% series contract ..............       118,822.635      98,004.591      59,765.665      157,061.561
 Financial Services Fund - 1.25% series contract ..............             3.808         621.382          24.369          600.821
 Financial Services Fund - 1.10% series contract ..............             0.000          38.751           0.000           38.751
 Financial Services Fund - 0.75% series contract ..............           331.521         175.778           0.536          506.763
 Small Company Growth Fund - 1.50% series contract ............            27.131          36.496           0.419           63.208
 Small Company Growth Fund - 1.40% series contract ............       155,173.901   2,021,064.625   2,044,931.579      131,306.947
 Small Company Growth Fund - 1.25% series contract ............            55.942       3,870.010         556.829        3,369.123
 Small Company Growth Fund - 1.10% series contract ............             0.000          34.809           0.000           34.809
 Small Company Growth Fund - 0.90% series contract ............             0.000           1.635           0.000            1.635
 Small Company Growth Fund - 0.75% series contract ............         1,926.298         692.400          47.675        2,571.023
 Total Return Fund - 1.40% series contract ....................       232,581.391      20,829.708      63,623.405      189,787.694
 Total Return Fund - 1.10% series contract ....................         6,257.636       2,370.780         338.175        8,290.241
Janus Aspen Series:
 Mid Cap Growth Portfolio - 1.50% series contract .............         2,939.253          77.737         277.174        2,739.816
 Mid Cap Growth Portfolio - 1.40% series contract .............     1,290,667.557     753,528.040     752,642.497    1,291,553.100
 Mid Cap Growth Portfolio - 1.10% series contract .............        14,073.466       8,250.723       1,298.900       21,025.289
 Mid Cap Growth Portfolio - 0.95% series contract .............           856.311          19.794         657.327          218.778
 Mid Cap Growth Portfolio - 0.90% series contract . ...........         7,684.759       1,986.003           0.000        9,670.762
 Mid Cap Growth Portfolio - 0.75% series contract .............           472.925         175.397          35.965          612.357
 Balanced Portfolio - 1.65% series contract ...................           715.911         234.888           2.695          948.104
 Balanced Portfolio - 1.50% series contract ...................         9,029.715       1,364.990         195.859       10,198.846
 Balanced Portfolio - 1.40% series contract ...................     3,702,620.254     733,328.729     750,873.583    3,685,075.400
 Balanced Portfolio - 1.25% series contract ...................         9,113.219      16,781.627         722.240       25,172.606
 Balanced Portfolio - 1.10% series contract ...................        13,120.266       6,537.390         587.895       19,069.761
 Balanced Portfolio - 0.95% series contract ...................         1,282.216           0.000       1,110.328          171.888
 Balanced Portfolio - 0.90% series contract ...................        53,841.269       2,937.091         938.604       55,839.756
 Balanced Portfolio - 0.75% series contract ...................         1,579.653         607.793          33.065        2,154.381
 Capital Appreciation Portfolio - 1.50% series contract .......         6,699.916         657.624       1,005.222        6,352.318
 Capital Appreciation Portfolio - 1.40% series contract .......     1,548,077.357     291,726.858     356,082.287    1,483,721.928
 Capital Appreciation Portfolio - 1.25% series contract .......           204.741       7,089.127         532.698        6,761.170
 Capital Appreciation Portfolio - 1.10% series contract .......         7,637.061       4,411.848         513.645       11,535.264
 Capital Appreciation Portfolio - 0.95% series contract .......         1,816.324          31.948       1,507.523          340.749
 Capital Appreciation Portfolio - 0.90% series contract .......        12,880.523       2,351.425          61.223       15,170.725
 Capital Appreciation Portfolio - 0.75% series contract .......         2,582.245       1,096.609           5.604        3,673.250
 Growth Portfolio - 1.50% series contract .....................         3,725.518          89.578         294.279        3,520.817
 Growth Portfolio - 1.40% series contract .....................     2,338,003.425     775,311.615     995,675.580    2,117,639.460
 Growth Portfolio - 1.25% series contract .....................            30.710       5,556.782          55.796        5,531.696
 Growth Portfolio - 1.10% series contract .....................        12,164.934       5,986.620         533.714       17,617.840
 Growth Portfolio - 0.95% series contract .....................           128.720           0.000           0.000          128.720
 Growth Portfolio - 0.90% series contract .....................         5,335.350       1,430.279           0.000        6,765.629
 Growth Portfolio - 0.75% series contract .....................         1,647.960         690.455          41.040        2,297.375
 Worldwide Growth Portfolio - 1.50% series contract ...........         2,621.610         318.196         129.883        2,809.923
 Worldwide Growth Portfolio - 1.40% series contract ...........     2,438,561.261   3,620,930.541   3,959,936.571    2,099,555.231
 Worldwide Growth Portfolio - 1.25% series contract ...........        10,530.938       11,079.57       4,401.564       17,208.944
 Worldwide Growth Portfolio - 1.10% series contract ...........        10,650.649       4,910.555       1,096.662       14,464.542
 Worldwide Growth Portfolio - 0.95% series contract ...........         2,191.502           0.001       1,914.392          277.111
 Worldwide Growth Portfolio - 0.90% series contract ...........        39,742.411       7,409.481       1,007.626       46,144.266
 Worldwide Growth Portfolio - 0.75% series contract ...........         1,573.229         634.136          37.494        2,169.871
 International Growth Portfolio - 1.50% series contract .......         1,063.812         300.042         179.194        1,184.660
 International Growth Portfolio - 1.40% series contract .......       678,787.112   3,166,908.744   3,175,906.659      669,789.197
 International Growth Portfolio - 1.25% series contract .......            78.508       9,918.259         595.801        9,400.966
 International Growth Portfolio - 1.10% series contract ......         11,468.866        5,585.77       1,666.516       15,388.121
 International Growth Portfolio - 0.90% series contract .......         1,312.902         549.305           0.000        1,862.207
PBHG Insurance Series Fund, Inc:
 Growth II Portfolio - 1.50% series contract ..................           518.350         546.969          43.701        1,021.618
 Growth II Portfolio - 1.40% series contract ..................       317,797.743   1,811,281.543   1,811,259.063      317,820.223
 Growth II Portfolio - 1.10% series contract ..................         1,611.620         983.957         468.231        2,127.346
 Growth II Portfolio - 0.95% series contract ..................           100.503          26.711          17.664          109.550
 Growth II Portfolio - 0.90% series contract ..................         1,089.181         444.946           0.000        1,534.127
 Growth II Portfolio - 0.75% series contract ..................            31.573          33.341          39.939           24.975
 Large Cap Growth Portfolio - 1.65% series contract ...........            79.780          70.405           0.793          149.392
 Large Cap Growth Portfolio - 1.50% series contract ...........         1,431.428         284.019       1,056.186          659.261
 Large Cap Growth Portfolio - 1.40% series contract ...........       529,410.520     219,969.050     131,917.807      617,461.763
 Large Cap Growth Portfolio - 1.25% series contract ...........            25.303       2,319.409          48.490        2,296.222
 Large Cap Growth Portfolio - 1.10% series contract ...........         3,680.982       2,118.496         201.720        5,597.758
 Large Cap Growth Portfolio - 0.95% series contract ...........            46.839         298.567           0.000          345.406
 Large Cap Growth Portfolio - 0.90% series contract ...........         1,820.584         634.511       1,145.785        1,309.310
 Large Cap Growth Portfolio - 0.75% series contract ...........         1,296.404         638.531           2.385        1,932.550
 Mid Cap Portfolio - 1.50% series contract ....................         3,058.963         853.197           1.881        3,910.279
 Mid Cap Portfolio - 1.40% series contract ....................       690,961.567      410,743.75     359,771.997      741,933.320
 Mid Cap Portfolio - 1.25% series contract ....................         6,013.902       8,976.463       4,643.253       10,347.112
 Mid Cap Portfolio - 1.10% series contract ....................         1,544.221       1,739.335         231.551        3,052.005
 Mid Cap Portfolio - 0.90% series contract ....................         6,032.373         407.133           0.000        6,439.506
 Mid Cap Portfolio - 0.75% series contract ....................         3,381.249         935.018           4.876        4,311.391

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

(6) CHANGES IN UNITS OUTSTANDING


                                                                         Units                                        Units
                                                                      Outstanding       Units         Units        Outstanding
                                                                       12/31/02       Purchased      Redeemed       12/31/03
                                                                     -------------  -------------  -------------  -------------
PBHG Insurance Series Fund, Inc:
  Select Value Portfolio - 1.50% series contract ..................        580.828        440.551          2.609      1,018.770
  Select Value Portfolio - 1.40% series contract ..................    379,523.798    172,290.531    149,667.066    402,147.263
  Select Value Portfolio -1.25% series contract ...................        120.028     18,658.715      1,015.717     17,763.026
  Select Value Portfolio - 1.10% series contract ..................        574.544        217.451        360.456        431.539
  Select Value Portfolio -0.90% series contract ...................          7.248         27.444          0.000         34.692
  Select Value Portfolio -0.75% series contract ...................      2,664.127      1,261.630         53.896      3,871.861
  Technology & Communications Portfolio - 1.50% series contract ...        976.906         62.462         19.720      1,019.648
  Technology & Communications Portfolio - 1.40% series contract ...  1,894,838.669  1,331,328.694  1,057,123.757  2,169,043.606
  Technology & Communications Portfolio - 1.10% series contract ...     13,520.388      8,602.762      2,862.407     19,260.743
  Technology & Communications Portfolio - 0.95% series contract ...      1,227.788        567.913      1,081.608        714.093
  Technology & Communications Portfolio - 0.90% series contract ...     11,503.812      5,764.848         20.009     17,248.651
  Technology & Communications Portfolio - 0.75% series contract ...      1,510.593        893.846        109.171      2,295.268
Strong Funds:
  Mid Cap Growth Fund II - 1.50% series contract ..................        266.028         14.207        241.587         38.648
  Mid Cap Growth Fund II - 1.40% series contract ..................    569,056.186  1,596,851.479  1,539,869.154    626,038.511
  Mid Cap Growth Fund II - 1.25% series contract ..................          0.000         20.835          0.000         20.835
  Mid Cap Growth Fund II - 1 10% series contract ..................      3,337.079      2,163.833        239.159      5,261.753
  Mid Cap Growth Fund II - 0.95% series contract ..................        797.623          0.000        772.600         25.023
  Mid Cap Growth Fund II - 0.90% series contract ..................     14,370.240      3,032.071         37.786     17,364.525
  Mid Cap Growth Fund II - 0.75% series contract ..................      3,459.269      1,480.850         39.676      4,900.443
  Opportunity Fund II- 1.50% series contract ......................      4,721.368        901.434        404.892      5,217.910
  Opportunity Fund II - 1.40% series contract .....................    666,398.705  1,395,865.899  1,275,665.403    786,599.201
  Opportunity Fund II - 1.25% series contract .....................        202.855      1,904.309         19.147      2,088.017
  Opportunity Fund II - 1.10% series contract .....................      2,980.451      1,171.879        593.790      3,558.540
  Opportunity Fund II - 0.95% series contract .....................         14.922        110.463          3.149        122.236
  Opportunity Fund II - 0.90% series contract .....................     15,221.881      1,214.940         54.587     16,382.234
  Opportunity Fund II - 0.75% series contract .....................      6,056.793      2,501.650         65.104      8,493.339
The Van Kampen Universal Institutional Funds, Inc.:
  Emerging Markets Portfolio - 1.40% series contract ..............    143,900.933     15,800.158     16,699.396    143,001.695
  Emerging Markets Portfolio - 1.10% series contract ..............      1,629.643        607.344         83.733      2,153.254
  Emerging Markets Portfolio - 0.95% series contract ..............          2.142          0.000          2.140          0.002
  Emerging Markets Portfolio -0.90% series contract ...............        804.844        205.226          0.000      1,010.070
  Core Plus Fixed Income Portfolio - 1.50% series contract ........      4,148.255        166.952        310.817      4,004.390
  Core Plus Fixed Income Portfolio - 1.40% series contract ........  1,065,387.210    436,681.903    390,568.253  1,111,500.860
  Core Plus Fixed Income Portfolio - 1.25% series contract ........      1,851.193      10,353.38      1,132.135     11,072.438
  Core Plus Fixed Income Portfolio - 1.10% series contract ........      3,834.895      2,415.017        350.644      5,899.268
  Core Plus Fixed Income Portfolio - 0.90% series contract ........          0.000      1,753.649          0.000      1,753.649
  Core Plus Fixed Income Portfolio - 0.75% series contract ........      1,029.422        445.268         78.546      1,396.144
  Mid Cap Value Portfolio - 1.50% series contract .................      1,481.185          0.000          0.213      1,480.972
  Mid Cap Value Portfolio -1.40% series contract ..................    383,714.571    128,916.508     95,278.206    417,352.873
  Mid Cap Value Portfolio -1.25% series contract ..................         52.729        829.987          0.000        882.716
  Mid Cap Value Portfolio - 1.10% series contract .................      3,089.661      1,602.063        763.741      3,927.983
  Mid Cap Value Portfolio -0.95% series contract ..................         28.150        113.078         28.148        113.080
  Mid Cap Value Portfolio -0.90% series contract ..................      2,938.407        597.455          0.000      3,535.862
  Mid Cap Value Portfolio- 0.75% series contract ..................        957.992        588.513         28.248      1,518.257
  U.S. Real Estate Portfolio - 1.50% series contract ..............      1,071.599          6.439        119.277        958.761
  U.S. Real Estate Portfolio - 1.40% series contract ..............    469,712.672    223,796.755    143,582.391    549,927.036
  U.S. Real Estate Portfolio -1.25% series contract ...............        116.127        851.355         23.145        944.337
  U.S. Real Estate Portfolio - 1.10% series contract ..............      3,710.088      2,093.149         77.240      5,725.997
  U.S. Real Estate Portfolio -0.95% series contract ...............         28.392         40.630          0.000         69.022
  U.S. Real Estate Portfolio- 0.90% series contract ...............        378.990         17.432          0.000        396.422
  U.S. Real Estate Portfolio -0.75% series contract ...............      1,338.574        459.225          3.678      1,794.121
  Value Portfolio -1.50% series contract ..........................      1,116.611         59.769          1.308      1,175.072
  Value Portfolio -1.40% series contract ..........................    526,832.864    249,545.287    156,349.177    620,028.974
  Value Portfolio -1.10% series contract ..........................      3,689.937      1,592.734        159.333      5,123.338
  Value Portfolio - 0.95% series contract .........................         33.363          0.000          0.000         33.363
  Value Portfolio - 0.90% series contract .........................      5,091.530      1,716.523      1,542.566      5,265.487
  Value Portfolio - 0.75% series contract .........................        949.630        527.403          1.226      1,475.807
Timothy Partners, Ltd.:
  Small-Cap VS - 1.50% series contract ............................      4,231.387          0.001      3,626.952        604.436
  Small-Cap VS - 1.40% series contract ............................    411,952.278     42,487.508    128,722.550    325,717.236
  Small-Cap VS - 1.10% series contract ............................      1,895.369        676.099         92.691      2,478.777
  Small-Cap VS -0.75% series contract .............................        258.208         270.28        162.452        366.035
  Conservative Growth Fund VS - 1.50% series contract .............      1,125.801      6,221.419          4.181      7,343.039
  Conservative Growth Fund VS - 1.40% series contract .............    167,693.588    223,552.345     42,451.165    348,794.768
  Conservative Growth Fund VS - 1.10% series contract .............          0.200         37.686          0.000         37.886
  Conservative Growth Fund VS - 0.75% series contract .............          0.000          6.078          0.000          6.078
  Strategic Growth Fund VS - 1.50% series contract ................      4,019.666      1,745.307      2,569.613      3,195.360
  Strategic Growth Fund VS - 1.40% series contract ................    159,507.218    296,667.544     47,537.468    408,637.294
  Strategic Growth Fund VS - 0.75% series contract ................          0.000         30.285          0.000         30.285

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2002

(6) CHANGES IN UNITS OUTSTANDING

                                                                         Units                                            Units
                                                                      Outstanding        Units            Units         Outstanding
                                                                        12/31/01       Purchased         Redeemed        12/31/02
                                                                    --------------  ---------------  ---------------  --------------
Scudder VIT Funds:
 EAFE Equity Index -1.50% series contract ........................           0.000          137.353          114.462          22.891
 EAFE Equity Index- 1.40% series contract ........................      98,100.403   16,800,670.525   16,711,235.722     187,535.206
 EAFE Equity Index -1.10% series contract ........................         296.079          392.193            0.651         687.621
 EAFE Equity Index -0.95% series contract ........................       1,799.912            0.644            0.000       1,800.556
 EAFE Equity Index - 0.90% series contract .......................         506.105          431.495          146.456         791.144
 Equity 500 Index - 1.40% series contract ........................     236,942.002       56,571.187       72,698.487     220,814.702
 Equity 500 Index - 1.10% series contract ........................       1,459.618        1,644.158          376.386       2,727.390
 Equity 500 Index -0.95% series contract .........................         179.116            0.000            0.000         179.116
 Equity 500 Index -0.90% series contract .........................         981.264          947.439          314.515       1,614.188
 Small Cap Index - 1.50% series contract .........................           0.000          127.264            0.000         127.264
 Small Cap Index - 1.40% series contract .........................     153,151.939    2,730,963.263    2,718,134.340     165,980.862
 Small Cap Index - 1.25% series contract .........................           0.000          252.352          174.148          78.204
 Small Cap Index - 1.10% series contract .........................          54.021            0.000           54.021           0.000
 Small Cap Index -0.95% series contract ..........................         272.943          149.280          417.859           4.364
 Small Cap Index - 0.90% series contract .........................         577.104          621.825          183.868       1,015.061
 Small Cap Index - 0.75% series contract .........................           0.000          427.902          159.052         268.850
Dreyfus Variable Investment Fund:
 Appreciation Portfolio -1.50% series contract ...................          17.774        2,120.801            2.541       2,136.034
 Appreciation Portfolio - 1.40% series contract ..................     717,965.716      299,014.367      195,241.669     821,738.414
 Appreciation Portfolio - 1.25% series contract ..................           0.000          172.414            0.000         172.414
 Appreciation Portfolio - 1.10% series contract ..................       5,276.343        2,884.303        1,509.365       6,651.281
 Appreciation Portfolio - 0.95% series contract ..................         150.958            0.000            0.000         150.958
 Appreciation Portfolio - 0.90% series contract ..................       1,894.964          590.871          142.537       2,343.298
 Appreciation Portfolio - 0.75% series contract ..................           0.000          682.152          277.342         404.810
 Growth and Income Portfolio - 1.50% series contract .............           0.881           15.517            0.338          16.060
 Growth and Income Portfolio - 1.40% series contract .............     646,842.656      300,168.973      313,027.766     633,983.863
 Growth and Income Portfolio- 1.25% series contract ..............           0.000       13,362.692        4,710.749       8,651.943
 Growth and Income Portfolio - 1.10% series contract .............       1,474.275        1,450.779          269.243       2,655.811
 Growth and Income Portfolio - 0.90% series contract .............         544.980          346.304          111.132         780.152
 Growth and Income Portfolio - 0.75% series contract .............           0.000        2,651.212        1,271.058       1,380.154
 Money Market Portfolio - 1.50% series contract ..................       3,127.264          400.893           15.423       3,512.734
 Money Market Portfolio - 1.40% series contract ..................  17,775,594.379  693,924,923.641  690,103,147.050  26,597,370.970
 Money Market Portfolio - 1.25% series contract ..................           0.000           54.380            0.000          54.380
 Money Market Portfolio - 1.10% series contract ..................      15,244.920        8,478.086          246.439      23,476.567
 Money Market Portfolio - 0.95% series contract ..................           0.036            0.000            0.036           0.000
 Money Market Portfolio - 0.90% series contract ..................     127,843.640       52,529.728       54,046.641     126,326.727
 Money Market Portfolio - 0.75% series contract ..................           0.000      297,029.567      283,848.542      13,181.025
 Small Cap Portfolio - 1.50% series contract .....................       1,920.104          289.037          794.256       1,414.885
 Small Cap Portfolio - 1.40% series contract .....................     698,539.631    3,884,943.459    3,695,551.128     887,931.962
 Small Cap Portfolio - 1.25% series contract .....................           0.000        9,786.514        3,949.469       5,837.045
 Small Cap Portfolio - 1.10% series contract .....................       2,568.238        3,070.927           57.400       5,581.765
 Small Cap Portfolio - 0.95% series contract .....................         229.386          241.813            0.000         471.199
 Small Cap Portfolio - 0.90% series contract .....................       4,481.981        1,455.830          447.622       5,490.189
 Small Cap Portfolio - 0.75% series contract .....................           0.000        3,537.404        1,471.086       2,066.318
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc. - 1.50% series contract ..         297.025          280.436            1.016         576.445
 Socially Responsible Growth Fund, Inc. - 1.40% series contract ..   1,066,026.751      244,632.659      350,427.264     960,232.146
 Socially Responsible Growth Fund, Inc. - 1.10% series contract ..       1,578.746        1,841.558            0.014       3,420.290
 Socially Responsible Growth Fund, Inc. - 0.90% series contract ..       3,077.581        1,205.650          439.553       3,843.678
 Socially Responsible Growth Fund, Inc. - 0.75% series contract ..           0.000        1,169.416          543.837         625.579
 Stock Index Fund - 1.65% series contract ........................           5.882           90.356            1.079          95.159
 Stock Index Fund- 1.50% series contract .........................       6,156.673        5,075.068          865.361      10,366.380
 Stock Index Fund- 1.40% series contract .........................   4,141,595.630    2,296,540.247    1,983,992.037   4,454,143.840
 Stock Index Fund -1.25% series contract .........................           0.000          469.971          260.197         209.774
 Stock Index Fund -1.10% series contract .........................       4,522.004        3,463.030        1,123.746       6,861.288
 Stock Index Fund -0.95% series contract .........................       3,086.013           85.082            0.000       3,171.095
 Stock Index Fund -0.90% series contract .........................      58,922.095       11,868.430        3,768.900      67,021.625
 Stock Index Fund -0.75% series contract .........................           0.000       10,608.570        4,801.265       5,807.305
Invesco Variable Investment Funds, Inc.
 Dynamics Fund - 1.50% series contract ...........................           0.000          146.134          121.448          24.686
 Dynamics Fund- 1.40% series contract ............................      93,275.876    1,234,536.572    1,249,669.243      78,143.205
 Dynamics Fund -0.75% series contract ............................           0.000           18.335            0.000          18.335
 Core Equity Fund - 1.50% series contract ........................       1,132.450        2,055.724          840.453       2,347.721
 Core Equity Fund - 1.40% series contract ........................   1,199,392.254      333,698.947      432,332.798   1,100,758.403
 Core Equity Fund -1.25% series contract .........................           0.000            4.084            0.000           4.084
 Core Equity Fund -1.10% series contract .........................       3,972.101        2,050.465          390.265       5,632.301
 Core Equity Fund -0.90% series contract .........................         831.083          248.209           63.060       1,016.232
 Core Equity Fund - 0.75% series contract ........................           0.000          103.354           29.512          73.842
 Health Sciences Fund- 1.50% series contract .....................       1,261.503          242.671            0.555       1,503.619
 Health Sciences Fund- 1.40% series contract .....................      59,824.959      210,395.822       59,770.080     210,450.701
 Health Sciences Fund - 1.10% series contract ....................           0.000          203.656            0.000         203.656
 Health Sciences Fund - 0.95% series contract ....................          61.085            0.000           61.085           0.000
 Health Sciences Fund - 0.90% series contract ....................           0.000        1,160.526            0.000       1,160.526
 Health Sciences Fund - 0.75% series contract ....................           0.000        4,543.566        1,901.660       2,641.906

Note: Refer to the 2002 Statement of Changes in Net Assets for the applicable periods.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2002

(6) CHANGES IN UNITS OUTSTANDING - CONTINUED


                                                                        Units                                             Units
                                                                     Outstanding        Units          Units           Outstanding
                                                                       12/31/01       Purchased       Redeemed          12/31/02
                                                                    -------------  --------------  --------------   --------------
Invesco Variable Investment Funds, Inc.
  High Yield Fund -1.50% series contract ........................         646.543         336.756           0.000         983.299
  High Yield Fund - 1.40% series contract .......................     546,183.962     240,023.054     298,120.207     488,086.809
  High Yield Fund - 1.25% series contract .......................           0.000          21.978           0.000          21.978
  High Yield Fund - 1.10% series contract .......................         149.057          20.778           0.000         169.835
  High Yield Fund -0.90% series contract ........................       2,221.642         343.440       1,911.685         653.397
  High Yield Fund - 0.75% series contract .......................           0.000         528.959         160.960         367.999
  Financial Services Fund - 1.50% series contract ...............         876.437           0.000           0.000         876.437
  Financial Services Fund - 1.40% series contract ...............      71,816.401     121,904.057      74,897.823     118,822.635
  Financial Services Fund - 1.25% series contract ...............           0.000           3.808           0.000           3.808
  Financial Services Fund -0.75% series contract ................           0.000         522.233         190.712         331.521
  Small Company Growth Fund - 1.50% series contract .............           5.420          22.184           0.473          27.131
  Small Company Growth Fund - 1.40% series contract .............      27,720.462   1,499,415.271   1,371,961.832     155,173.901
  Small Company Growth Fund - 1.25% series contract .............           0.000          55.942           0.000          55.942
  Small Company Growth Fund - 0.75% series contract .............           0.000       3,335.975       1,409.677       1,926.298
  Total Return Fund - 1.40% series contract .....................     361,909.293      46,145.917     175,473.819     232,581.391
  Total Return Fund -1.10% series contract ......................       5,148.335       2,438.195       1,328.894       6,257.636
  Total Return Fund -0.95% series contract ......................           0.708           3.591           4.299           0.000
Janus Aspen Series:
  Aggressive Growth Portfolio - 1.50% series contract ...........       1,551.472       1,594.161         206.380       2,939.253
  Aggressive Growth Portfolio - 1.40% series contract ...........   1,215,838.484   3,906,268.198   3,831,439.125   1,290,667.557
  Aggressive Growth Portfolio - 1.10% series contract ...........       8,626.211       7,951.812       2,504.557      14,073.466
  Aggressive Growth Portfolio - 0.95% series contract ...........         832.210          24.101           0.000         856.311
  Aggressive Growth Portfolio - 0.90% series contract ...........       5,676.145       3,041.893       1,033.279       7,684.759
  Aggressive Growth Portfolio - 0.75% series contract ...........           0.000         767.877         294.952         472.925
  Balanced Portfolio- 1.65% series contract .....................           4.244         712.407           0.740         715.911
  Balanced Portfolio - 1.50% series contract ....................       3,807.168       6,203.176         980.627       9,029.715
  Balanced Portfolio - 1.40% series contract ....................   3,578,735.833   1,068,090.427     944,206.006   3,702,620.254
  Balanced Portfolio -1.25% series contract .....................           0.000      14,967.387       5,854.168       9,113.219
  Balanced Portfolio - 1.10% series contract ....................       9,654.166       5,913.621       2,447.521      13,120.266
  Balanced Portfolio - 0.95% series contract ....................       1,282.216           0.000           0.000       1,282.216
  Balanced Portfolio -0.90% series contract .....................      49,552.895       6,894.739       2,606.365      53,841.269
  Balanced Portfolio - 0.75% series contract ....................           0.000       2,644.755       1,065.102       1,579.653
  Capital Appreciation Portfolio - 1.50% series contract ........       6,505.660       2,854.694       2,660.438       6,699.916
  Capital Appreciation Portfolio -1.40% series contract .........   1,650,016.481     495,433.245     597,372.369   1,548,077.357
  Capital Appreciation Portfolio - 1.25% series contract ........           0.000         256.047          51.306         204.741
  Capital Appreciation Portfolio - 1.10% series contract ........       4,570.921       4,089.226       1,023.086       7,637.061
  Capital Appreciation Portfolio -0.95% series contract .........       1,813.269           3.055           0.000       1,816.324
  Capital Appreciation Portfolio - 0.90% series contract ........      14,587.924       3,433.414       5,140.815      12,880.523
  Capital Appreciation Portfolio - 0.75% series contract ........           0.000       4,439.304       1,857.059       2,582.245
  Growth Portfolio - 1.50% series contract ......................       2,990.215       1,892.971       1,157.668       3,725.518
  Growth Portfolio - 1.40% series contract ......................   2,211,504.181     822,910.180     696,410.936   2,338,003.425
  Growth Portfolio - 1.25% series contract ......................           0.000          30.710           0.000          30.710
  Growth Portfolio - 1.10% series contract ......................       7,211.443       6,255.423       1,301.932      12,164.934
  Growth Portfolio - 0.95% series contract ......................         128.720           0.000           0.000         128.720
  Growth Portfolio - 0.90% series contract ......................       4,241.678       1,883.529         789.857       5,335.350
  Growth Portfolio - 0.75% series contract ......................           0.000       2,752.051       1,104.091       1,647.960
  Worldwide Growth Portfolio - 1.50% series contract ............       1,362.573       1,309.562          50.525       2,621.610
  Worldwide Growth Portfolio- 1.40% series contract .............   2,364,153.929  18,611,768.096  18,537,360.764   2,438,561.261
  Worldwide Growth Portfolio - 1.25% series contract ............           0.000      17,297.541       6,766.603      10,530.938
  Worldwide Growth Portfolio - 1.10% series contract ............       7,650.835       5,279.570       2,279.756      10,650.649
  Worldwide Growth Portfolio - 0.95% series contract ............       2,191.502           0.000           0.000       2,191.502
  Worldwide Growth Portfolio - 0.90% series contract ............      32,752.139      10,239.444       3,249.172      39,742.411
  Worldwide Growth Portfolio - 0.75% series contract ............           0.000       2,709.492       1,136.263       1,573.229
  International Growth Portfolio - 1.50% series contract ........         805.229         308.514          49.931       1,063.812
  International Growth Portfolio - 1.40% series contract ........     675,126.139  29,692,786.055  29,689,125.082     678,787.112
  International Growth Portfolio - 1.25% series contract ........           0.000          78.508           0.000          78.508
  International Growth Portfolio - 1.10% series contract ........       7,907.782       5,141.984       1,580.900      11,468.866
  International Growth Portfolio - 0.90% series contract ........         901.701         616.852         205.651       1,312.902
PBHG Insurance Series Fund, Inc:
  Growth II Portfolio -1.50% series contract ....................         272.267         298.355          52.272         518.350
  Growth II Portfolio - 1.40% series contract ...................     349,991.649   1,398,085.739   1,430,279.645     317,797.743
  Growth II Portfolio - 1.10% series contract ...................         698.017       1,322.926         409.323       1,611.620
  Growth II Portfolio -0.95% series contract ....................          98.859           2.811           1.167         100.503
  Growth II Portfolio - 0.90% series contract ...................         753.904         482.267         146.990       1,089.181
  Growth II Portfolio -0.75% series contract ....................           0.000          80.061          48.488          31.573
  Large Cap Growth Portfolio - 1.65% series contract ............           4.678          76.000           0.898          79.780
  Large Cap Growth Portfolio - 1.50% series contract ............       2,007.334         977.966       1,553.872       1,431.428
  Large Cap Growth Portfolio - 1.40% series contract ............     541,607.501     236,479.237     248,676.218     529,410.520
  Large Cap Growth Portfolio - 1.25% series contract ............           0.000          25.303           0.000          25.303
  Large Cap Growth Portfolio - 1.10% series contract ............       1,891.823       1,948.318         159.159       3,680.982
  Large Cup Growth Portfolio - 0.95% series contract ............          44.069           2.770           0.000          46.839
  Large Cap Growth Portfolio - 0.90% series contract ............       1,201.478         908.688         289.582       1,820.584
  Large Cap Growth Portfolio - 0.75% series contract ............           0.000       2,278.327         981.923       1,296.404
  Mid Cap Value Portfolio - 1.50% series contract ...............       1,031.275       2,241.168         213.480       3,058.963
  Mid Cap Value Portfolio - 1.40% series contract ...............     224,532.821     977,035.206     510,606.460     690,961.567
  Mid Cap Value Portfolio - 1.25% series contract ...............           0.000      10,435.482       4,421.580       6,013.902
  Mid Cap Value Portfolio - 1.10% series contract ...............         294.873       1,249.348           0.000       1,544.221
  Mid Cap Value Portfolio - 0.95% series contract ...............          68.486           0.000          68.486           0.000
  Mid Cap Value Portfolio - 0.90% series contract ...............           0.000       6,032.373           0.000       6,032.373
  Mid Cap Value Portfolio - 0.75% series contract ...............           0.000       5,875.988       2,494.739       3,381.249


Note: Refer to the 2002 Statement of Changes in Net Assets for the applicable periods.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2002

(6) CHANGES IN UNITS OUTSTANDING - CONTINUED


                                                                         Units                                           Units
                                                                      Outstanding           Units          Units      Outstanding
                                                                       12/31/01           Purchased       Redeemed      12/31/02
                                                                       --------           ---------       --------      --------
PBHG Insurance Series Fund, Inc:
 Select Value Portfolio - 1.50% series contract ..................          99.956            839.424        358.552       580.828
 Select Value Portfolio - 1.40% series contract ..................     286,441.118        501,800.187    408,717.507   379,523.798
 Select Value Portfolio - 1.25% series contract ..................           0.000            120.028          0.000       120.028
 Select Value Portfolio - 1.10% series contract ..................         381.369            193.175          0.000       574.544
 Select Value Portfolio - 0.95% series contract ..................         121.546            119.132        240.678         0.000
 Select Value Portfolio - 0.90% series contract ..................           0.000              7.248          0.000         7.248
 Select Value Portfolio - 0.75% series contract ..................           0.000          4,722.951      2,058.824     2,664.127
 Technology & Communications Portfolio - 1.50% series contract ...         533.324            562.908        119.326       976.906
 Technology & Communications Portfolio - 1.40% series contract ...   1,591,254.973      1,978,780.806  1,675,197.110 1,894,838.669
 Technology & Communications Portfolio - 1.10% series contract ...       6,960.237          9,058.838      2,498.687    13,520.388
 Technology & Communications Portfolio - 0.95% series contract ...         993.928            233.860          0.000     1,227.788
 Technology & Communications Portfolio - 0.90% series contract ...       8,211.474          5,617.952      2,325.614    11,503.812
 Technology & Communications Portfolio - 0.75% series contract ...           0.000          2,566.795      1,056.202     1,510.593
Strong Funds:
 Mid Cap Growth Fund II - 1.50% series contract ..................         190.193             91.842         16.007       266.028
 Mid Cap Growth Fund II - 1.40% series contract ..................     573,334.387        460,550.533    464,828.734   569,056.186
 Mid Cap Growth Fund II - 1.10% series contract ..................       1,410.277          2,127.962        201.160     3,337.079
 Mid Cap Growth Fund II - 0.95% series contract ..................         797.623              0.000          0.000       797.623
 Mid Cap Growth Fund II - 0.90% series contract ..................      11,983.937          3,701.423      1,315.120    14,370.240
 Mid Cap Growth Fund II - 0.75% series contract ..................           0.000          5,791.277      2,332.008     3,459.269
 Opportunity Fund II - 1.50% series contract .....................       2,611.083          2,466.030        355.745     4,721.368
 Opportunity Fund II - 1.40% series contract .....................     638,318.778      1,237,445.859  1,209,365.932   666,398.705
 Opportunity Fund II - 1.25% series contract .....................           0.000            381.937        179.082       202.855
 Opportunity Fund II - 1.10% series contract .....................       1,860.121          1,133.295         12.965     2,980.451
 Opportunity Fund II - 0.95% series contract .....................          14.922              0.000          0.000        14.922
 Opportunity Fund II - 0.90% series contract .....................      12,766.517          3,065.842        610.478    15,221.881
 Opportunity Fund II - 0.75% series contract .....................           0.000         10,401.135      4,344.342     6,056.793
The Universal Institutional Funds, Inc.:
 Emerging Markets portfolio - 1.40% series contract ..............     157,013.225         38,715.459     51,827.751   143,900.993
 Emerging Markets Portfolio - 1.10% series contract ..............         744.747            884.896          0.000     1,629.643
 Emerging Markets Portfolio - 0.95% series contract ..............           2.142              0.000          0.000         2.142
 Emerging Markets Portfolio - 0.90% series contract ..............         596.641            309.536        101.333       804.844
 Core Plus Fixed Income Portfolio - 1.50% series contract ........       1,707.009          3,292.542        851.296     4,148.255
 Core Plus Fixed Income Portfolio - 1.40% series contract ........     713,042.852        782,460.883    430,116.525 1,065,387.210
 Core Plus Fixed Income Portfolio - 1.25% series contract ........           0.000          2,884.358      1,033.165     1,851.193
 Core Plus Fixed Income Portfolio - 1.10% series contract ........       1,978.853          2,303.435        447.393     3,834.895
 Core Plus Fixed Income Portfolio - 0.75% series contract ........           0.000          2,010.639        981.217     1,029.422
 Mid Cap Value Portfolio - 1.50% series contract .................       1,469.904             11.531          0.250     1,481.185
 Mid Cap Value Portfolio - 1.40% series contract .................     335,452.774        197,042.583    148,780.786   383,714.571
 Mid Cap Value Portfolio - 1.25% series contract .................           0.000             85.012         32.283        52.729
 Mid Cap Value Portfolio - 1.10% series contract .................       1,648.470          1,903.940        462.749     3,089.661
 Mid Cap Value Portfolio - 0.95% series contract .................          28.150              0.000          0.000        28.150
 Mid Cap Value Portfolio - 0.90% series contract .................       2,465.356            689.758        216.707     2,938.407
 Mid Cap Value Portfolio - 0.75% series contract .................           0.000          1,567.220        609.228       957.992
 U.S. Real Estate Portfolio - 1.50% series contract ..............          14.584          1,776.543        719.528     1,071.599
 U.S. Real Estate Portfolio - 1.40% series contract ..............     269,466.499        453,660.569    253,414.396   469,712.672
 U.S. Real Estate Portfolio - 1.25% series contract ..............           0.000            265.183        149.056       116.127
 U.S. Real Estate Portfolio - 1.10% series contract ..............       1,955.110          1,808.830         53.852     3,710.088
 U.S. Real Estate Portfolio - 0.95% series contract ..............         215.533             11.594        198.735        28.392
 U.S. Real Estate Portfolio - 0.90% series contract ..............           0.000            378.990          0.000       378.990
 U.S. Real Estate Portfolio - 0.75% series contract ..............           0.000          2,250.541        911.967     1,338.574
 Value Portfolio - 1.50% series contract .........................          31.284          1,225.051        139.724     1,116.611
 Value Portfolio - 1.40% series contract .........................     401,628.667        333,523.788    208,319.591   526,832.864
 Value Portfolio - 1.10% series contract .........................       2,274.954          1,432.344         17.361     3,689.937
 Value Portfolio - 0.95% series contract .........................         124.533             85.712        176.882        33.363
 Value Portfolio - 0.90% series contract .........................       3,995.102          1,642.415        545.987     5,091.530
 Value Portfolio - 0.75% series contract .........................           0.000          1,488.277        538.647       949.630
Timothy Partners, Ltd.:
 Small-Cap VS - 1.50% series contract ............................          13.748          5,865.997      1,648.358     4,231.387
 Small-Cap VS - 1.40% series contract ............................     358,967.966        212,737.653    159,753.341   411,952.278
 Small-Cap VS - 1.25% series contract ............................           4.378              0.000          4.378         0.000
 Small-Cap VS - 1.10% series contract ............................       1,265.216            630.153          0.000     1,895.369
 Small-Cap VS - 0.75% series contract, ...........................           0.000            640.942        382.734       258.208
 Conservative Growth Fund VS - 1.50% series contract .............           0.000          1,125.801          0.000     1,125.801
 Conservative Growth Fund VS - 1.40% series contract .............           0.000        233,360.495     65,666.907   167,693.588
 Conservative Growth Fund VS - 1.10% series contract .............           0.000              0.200          0.000         0.200
 Strategic Growth Fund VS - 1.50% series contract ................           0.000          4,019.666          0.000     4,019.666
 Strategic Growth Fund VS - 1.40% series contract ................           0.000        164,872.872      5,365.654   159,507.218


Note: Refer to the 2002 Statement of Changes in Net Assets for the applicable periods.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS


                                                                            At December 31, 2003
                                                           --------------------------------------------------
                                                           Units            Unit Value             Net Assets
                      Subaccount                           (000s)              Range                 (000s)
                      ----------                           ------    --------------------------    ---------
Scudder VIT Funds:
  EAFE Equity Index ...............................           413    $   7.388091   $  7.595666     $  3,063
  Equity 500 Index ................................           194        8.117797      8.306805        1,579
  Small Cap Index .................................           437       12.466875     12.906395        5,476
Dreyfus Variable Investment Funds:
  Appreciation Portfolio ..........................           961       12.187676     10.221281       11,760
  Growth and Income Portfolio .....................           612       10.429505      9.883935        6,415
  Money Market Portfolio ..........................        11,575        1.142058      1.146810       13,272
  Developing Leaders Portfolio ....................           924       12.760941     12.480727       11,857
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc. ..........           936        9.791601      8.261258        9,215
  Stock Index Fund ................................         4,775       11.648244      9.764386       56,332
Invesco Variable Investment Funds, Inc.:
  Dynamics Fund ...................................            63        7.344844      7.491858          466
  Core Equity Fund ................................         1,093       12.212738     10.742258       13,427
  Health Sciences Fund ............................           319        9.528348      9.718905        3,045
  High Yield Fund .................................           867       10.031841      9.202367        8,745
  Financial Services Fund .........................           159       10.286102     10.491819        1,641
  Small Company Growth Fund .......................           137        7.880151      8.037880        1,086
  Total Return Fund ...............................           198       10.351951     10.552207        2,052
Janus Aspen Series:
  Mid Cap Growth Portfolio ........................         1,326       11.923077      9.723925       15,889
  Balanced Portfolio ..............................         3,799       16.246497     13.362331       62,434
  Capital Appreciation Portfolio ..................         1,528        8.115731      8.401910       12,461
  Growth Portfolio ................................         2,154       11.382949      9.467320       24,643
  Worldwide Growth Portfolio ......................         2,183       11.633594      9.296883       25,392
  International Growth Portfolio ..................           698       12.319658     10.233679        8,627
PBHG Insurance Series Fund, Inc.:
  Growth II Portfolio .............................           323        8.087106      8.143144        2,626
  Large Cap Growth Portfolio ......................           630       12.995728     10.806602        8,303
  Mid Cap Portfolio ...............................           770       10.676536     10.890084        8,245
  Select Value Portfolio ..........................           425        7.860838      8.018085        3,353
  Technology & Communications Portfolio ...........         2,210        6.753583      6.926193       15,022
Strong Funds:
  Mid Cap Growth Fund II ..........................           654       11.816959      9.557876        7,721
  Opportunity Fund II .............................           822       15.458386     13.272178       12,732
The Van Kampen Universal Institutional Funds, Inc.:
  Emerging Markets Portfolio ......................           146        8.369484     12.045125        1,227
  Core Plus Fixed Income Portfolio ................         1,136       13.778094     13.373842       15,737
  Mid Cap Value Portfolio .........................           429       15.453181     13.164187        6,655
  U.S. Real Estate Portfolio ......................           560       17.264400     17.025662        9,727
  Value Portfolio .................................           633       11.953963     11.775296        7,616
Timothy Partners, Ltd.:
  Small-Cap VS ....................................           329       16.013800     16.616330        5,301
  Conservative Growth VS ..........................           356       10.325409     10.453956        3,684
  Strategic Growth VS .............................           412       10.088364     10.212939        4,162

                                                                                Periods Ended December 31, 2003
                                                          --------------------------------------------------------------------
                                                             Investment           Expenses Ratio               Total Return
                      Subaccount                          Income Ratio (1)           Range (2)                    Range (3)
                      ----------                          ----------------     ---------------------       --------------------
Scudder VIT Funds:
  EAFE Equity Index ...............................              3.97%         0.90%           1.50%         31.39%      32.17%
  Equity 500 Index ................................              1.13%         0.90%           1.40%         26.39%      27.01%
  Small Cap Index .................................              0.37%         0.75%           1.50%         44.26%      45.34%
Dreyfus Variable Investment Funds:
  Appreciation Portfolio ..........................              1.47%         0.75%           1.50%         19.38%      20.27%
  Growth and Income Portfolio .....................              0.81%         0.75%           1.50%         24.70%      25.63%
  Money Market Portfolio ..........................              0.61%         0.75%           1.50%         -0.70%      -0.04%
  Developing Leaders Portfolio ....................              0.03%         0.75%           1.50%         29.75%      30.71%
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc. ..........              0.11%         0.75%           1.50%         24.14%      25.07%
  Stock Index Fund ................................              1.45%         0.75%           1.65%         26.28%      27.41%
Inveoco Variable Investment Funds, Inc.:
  Dynamics Fund ...................................              0.00%         0.75%           1.50%         35.79%      36.80%
  Core Equity Fund ................................              1.16%         0.75%           1.50%         20.79%      21.68%
  Health Sciences Fund ............................              0.00%         0.75%           1.50%         25.89%      26.83%
  High Yield Fund .................................              7.87%         0.75%           1.50%         23.19%      24.11%
  Financial Services Fund .........................              0.58%         0.75%           1.50%         27.67%      28.62%
  Small Company Growth Fund .......................              0.00%         0.75%           1.50%         31.46%      32.44%
  Total Return Fund ...............................              2.38%         1.10%           1.40%         15.37%      15.71%
Janus Aspen Series:
  Mid Cap Growth Portfolio ........................              0.00%         0.75%           1.50%         33.11%      34.10%
  Balanced Portfolio ..............................              2.21%         0.75%           1.65%         12.20%      13.20%
  Capital Appreciation Portfolio ..................              0.46%         0.75%           1.50%         18.75%      19.64%
  Growth Portfolio ................................              0.09%         0.75%           1.50%         29.79%      30.75%
  Worldwide Growth Portfolio ......................              1.01%         0.75%           1.50%         22.16%      23.07%
  International Growth Portfolio ..................              1.17%         0.90%           1.50%         32.92%      33.71%
PBHG Insurance Series Fund, Inc.:
  Growth II Portfolio .............................              0.00%         0.75%           1.50%         23.85%      24.77%
  Large Cap Growth Portfolio ......................              0.00%         0.75%           1.65%         29.06%      30.21%
  Mid Cap Portfolio ...............................              0.00%         0.75%           1.50%         32.33%      33.31%
  Select Value Portfolio ..........................              2.48%         0.75%           1.50%         16.55%      17.41%
  Technology & Communications Portfolio ...........              0.00%         0.75%           1.50%         43.19%      44.25%
Strong Funds:
  Mid Cap Growth Fund II ..........................              0.00%         0.75%           1.50%         32.23%      33.22%
  Opportunity Fund II .............................              0.08%         0.75%           1.50%         34.98%      35.99%
The Van Kampen Universal Institutional Funds, Inc.:
  Emerging Markets Portfolio. .....................              0.00%         0.90%           1.40%         47.61%      48.34%
  Core Plus Fixed Income Portfolio ................              0.91%         0.75%           1.50%          3.09%       3.86%
  Mid Cap Value Portfolio .........................              0.00%         0.75%           1.50%         39.42%      40.46%
  U.S. Real Estate Portfolio ......................              0.00%         0.75%           1.50%         35.48%      36.49%
  Value Portfolio .................................              0.00%         0.75%           1.50%         32.10%      33.08%
Timothy Partners, Ltd.:
  Small-Cap VS ....................................              0.00%         0.75%           1.50%         39.04%      40.07%
  Conservative Growth VS ..........................              0.00%         0.75%           1.50%         15.88%      16.74%
  Strategic Growth VS .............................              0.00%         0.75%           1.50%         23.18%      24.10%


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: The Company has adopted SOP 03-5 for the period ended December 31, 2003. As permitted by SOP 03-5, the Company has not restated financial highlight data for prior periods.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2002

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS - CONTINUED


                                                                          At December 31, 2002
                                                            ----------------------------------------------
                                                             Units        Unit Value           Net Assets
                      Subaccount                            (000s)     Lowest to Highest        (000s)
                      ----------                            ------   ---------------------     ----------
Scudder VIT Funds:
  EAFE Equity Index ............................               191   $5.623237  $ 5.747094        1,077
  Equity 500 Index .............................               225    6.422838    6.540032        1,448
  Small Cap Index ..............................               167    8.641731    8.880430        1,453
Dreyfus Variable Investment Funds:
  Appreciation Portfolio .......................               834    8.313661   10.517029        8,552
  Growth and Income Portfolio ..................               647    7.696282    8.546428        5,438
  Money Market Portfolio .......................            26,764    1.125015    1.169798       30,874
  Small Cap Portfolio ..........................               909    9.340276   10.131883        8,981
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc ........               969    6.561870    8.059684        7,676
  Stock Index Fund .............................             4,548    7.496983    9.579380       42,392
Invesco Variable Investment Funds, Inc.:
  Dynamics Fund ................................                78    5.409027    5.476583          424
  Core Equity Fund. ............................             1,110    8.635717   10.331759       11,282
  Health Sciences Fund .........................               216    7.568511    7.662880        1,637
  High Yield Fund ..............................               490    7.252971    8.320679        4,013
  Financial Services Fund ......................               120    8.056892    8.157371          969
  Small Company Growth Fund ....................               157    5.994252    6.069108          944
  Total Return Fund ............................               239    8.972997    9.119526        2,144
Janus Aspen Series:
  Aggressive Growth Portfolio ..................             1,317    7.203589    9.227625       11,845
  Balanced Portfolio ...........................             3,791   11.547104   15.037669       55,454
  Capital Appreciation Portfolio ...............             1,580    6.834023    7.022777       10,840
  Growth Portfolio .............................             2,361    7.082990    9.035150       20,810
  Worldwide Growth Portfolio ...................             2,506    7.389719    9.810429       23,887
  International Growth Portfolio ...............               693    7.536654    9.470891        6,455
PBHG Insurance Series Fund, Inc.:
  Growth II Portfolio ..........................               321    6.483531    6.726823        2,108
  Large Cap Growth Portfolio ...................               538    8.118359   10.457164        5,483
  Mid Cap Portfolio ............................               711    8.068197    8.168835        5,747
  Select Value Portfolio .......................               383    6.744883    6.829025        2,591
  Technology & Communications Portfolio ........             1,924    4.716523    4.858762        9,123
Strong Funds:
  Mid Cap Growth Fund II .......................               591    7.127359    9.206023        5,280
  Opportunity Fund II ..........................               696    9.547304   11.797331        7,971
The Van Kampen Universal Institutional Funds,
Inc.:
  Emerging Markets Portfolio ...................               146    5.670122    8.120134          832
  Core Plus Fixed Income Portfolio .............             1,076   12.596637   13.656469       14,460
  Mid Cap Value Portfolio ......................               392    9.168344   11.418226        4,365
  U.S. Real Estate Portfolio ...................               476   12.202516   13.127169        6,103
  Value Portfolio ..............................               538    8.789584    9.322154        4,891
Timothy Partners, Ltd.:
  Small-Cap VS .................................               418   11.517409   11.862623        4,841
  Conservative Growth VS (*) ...................               169    8.910599    8.934171        1,505
  Strategic Growth VS (*) ......................               164    8.189622    8.194917        1,340

                                                                           Periods Ended December 31, 2002
                                                           -------------------------------------------------------------
                                                             Investment         Expenses Ratio          Total Return
                      Subaccount                           Income Ratio(1)   Lowest to Highest(2)   Lowest to Highest(3)
                      ----------                           ---------------   --------------------   --------------------
Scudder VIT Funds:
  EAFE Equity Index ............................               1.90%           0.90%    1.50%        -22.76%     -22.30%
  Equity 500 Index .............................               0.98%           0.90%    1.40%        -23.39%     -23.01%
  Small Cap Index ..............................               0.71%           0.75%    1.50%        -21.76%     -21.18%
Dreyfus Variable Investment Funds:
  Appreciation Portfolio .......................               1.19%           0.75%    1.50%        -17.74%     -17.50%
  Growth and Income Portfolio ..................               0.60%           0.75%    1.50%        -26.25%     -26.14%
  Money Market Portfolio .......................               1.56%           0.75%    1.50%          0.18%       0.30%
  Small Cap Portfolio ..........................               0.05%           0.75%    1.50%        -20.12%     -19.88%
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc ........               0.21%           0.75%    1.50%        -29.58%     -29.72%
  Stock Index Fund .............................               1.40%           0.75%    1.65%        -23.32%     -23.09%
Invesco Variable Investment Funds, Inc.:
  Dynamics Fund ................................               0.00%           0.75%    1.50%        -32.91%     -32.41%
  Core Equity Fund. ............................               1.46%           0.75%    1.50%        -20.11%     -19.99%
  Health Sciences Fund .........................               0.00%           0.75%    1.50%        -25.57%     -25.01%
  High Yield Fund ..............................               9.96%           0.75%    1.50%         -2.51%      -2.37%
  Financial Services Fund ......................               0.76%           0.75%    1.50%        -16.16%     -15.53%
  Small Company Growth Fund ....................               0.00%           0.75%    1.50%        -32.13%     -31.63%
  Total Return Fund ............................               2.10%           1.10%    1.40%        -11.46%     -11.20%
Janus Aspen Series:
  Aggressive Growth Portfolio ..................               0.00%           0.75%    1.50%        -28.58%     -28.61%
  Balanced Portfolio ...........................               2.52%           0.75%    1.65%         -7.60%      -7.33%
  Capital Appreciation Portfolio ...............               0.58%           0.75%    1.50%        -16.92%     -16.30%
  Growth Portfolio .............................               0.00%           0.75%    1.50%        -27.42%     -27.20%
  Worldwide Growth Portfolio ...................               0.90%           0.75%    1.50%        -26.42%     -26.20%
  International Growth Portfolio ...............               1.24%           0.90%    1.50%        -26.50%     -26.39%
PBHG Insurance Series Fund, Inc.:
  Growth II Portfolio ..........................               0.00%           0.75%    1.50%        -31.05%     -31.08%
  Large Cap Growth Portfolio ...................               0.00%           0.75%    1.65%        -30.19%     -29.98%
  Mid Cap Portfolio ............................               0.00%           0.75%    1.50%        -19.86%     -19.26%
  Select Value Portfolio .......................               1.19%           0.75%    1.50%        -26.18%     -25.63%
  Technology & Communications Portfolio ........               0.00%           0.75%    1.50%        -54.67%     -54.42%
Strong Funds:
  Mid Cap Growth Fund II .......................               0.00%           0.75%    1.50%        -38.10%     -38.14%
  Opportunity Fund II ..........................               0.39%           0.75%    1.50%        -27.72%     -27.51%
The Van Kampen Universal Institutional Funds,
Inc.:
  Emerging Markets Portfolio ...................               0.00%           0.90%    1.40%        -10.16%      -9.71%
  Core Plus Fixed Income Portfolio .............               4.31%           0.75%    1.50%          6.00%       6.16%
  Mid Cap Value Portfolio ......................               0.00%           0.75%    1.50%        -28.91%     -28.70%
  U.S. Real Estate Portfolio ...................               3.97%           0.75%    1.50%         -2.01%      -1.72%
  Value Portfolio ..............................               1.11%           0.75%    1.50%        -22.85%     -22.89%
Timothy Partners, Ltd.:
  Small-Cap VS .................................               0.00%           0.75%    1.50%        -18.61%     -18.00%
  Conservative Growth VS (*) ...................               0.69%           1.10%    1.50%        -10.89%     -10.66%
  Strategic Growth VS (*) ......................               0.00%           1.40%    1.50%        -18.10%     -18.05%


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.


(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

Note: Year ended unless otherwise noted.

         (*) Period for May 1, 2002 (commencement of operations) to December 31, 2002.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

                                DECEMBER 31, 2001


(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS - CONTINUED


                                                                                       At December 31, 2001
                                                              ------------------------------------------------------------------
                                                               Units                     Unit Value                   Net Assets
                      Subaccount                               (000s)           Lowest        to       Highest           (000s)
                      ----------                               ------           ------------------------------           ------
Scudder VIT Funds:
 EAFE Equity Index ....................................         101      $        7.299765    $        7.396296      $      735
 Equity 500 Index .....................................         240               8.383718             8.494513           2,009
 Small Cap Index ......................................         154              11.074827            11.221359           1,706
Dreyfus Variable Investment Funds:
 Appreciation Portfolio ...............................         725              10.228319            12.747715           9,061
 Growth and Income Portfolio ..........................         649              10.560897            11.648352           7,409
 Money Market Portfolio ...............................      17,922               1.134928             1.174767          20,664
 Small Cap Portfolio ..................................         708              11.833795            12.646674           8,772
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc ................       1,071               9.318292            11.544138          12,115
 Stock Index Fund .....................................       4,214               9.894503            12.455945          51,325
Invesco Variable Investment Funds, Inc.:
 Dynamics Fund (*) ....................................          93               8.067308             8.067308             752
 Core Equity Fund .....................................       1,205              10.939435            12.999453          15,360
 Health Sciences Fund (*) .............................          61              10.168588            10.205610             622
 High Yield Fund ......................................         549               7.529874             8.579354           4,617
 Financial Services Fund (*) ..........................          73               9.609846             9.616190             699
 Small Company Growth Fund (*) ........................          28               8.832577             8.838420             245
 Total Return Fund ....................................         367              10.134755            10.338078           3,721
Janus Aspen Series:
 Aggressive Growth Portfolio ..........................       1,233              10.086016            12.926320          15,606
 Balanced Portfolio ...................................       3,643              12.646851            16.226337          57,792
 Capital Appreciation Portfolio .......................       1,677               8.225736             8.357094          13,838
 Growth Portfolio .....................................       2,226               9.875724            12.411252          27,076
 Worldwide Growth Portfolio ...........................       2,408              10.164080            13.294015          31,292
 International Growth Portfolio .......................         685              10.377532            12.952582           8,694
PBHG Insurance Series Fund, Inc.:
 Growth II Portfolio ..................................         352               9.403165             9.760837           3,366
 Large Cap Growth Portfolio ...........................         547              11.769124            14.935453           8,002
 Mid Cap Portfolio (*) ................................         226              10.067711            10.104428           2,276
 Select Value Portfolio (*) ...........................         287               9.136677             9.169998           2,624
 Technology & Communications Portfolio ................       1,608              10.405028            10.660475          16,805
Strong Funds:
 Mid Cap Growth Fund II ...............................         588              11.515176            14.880887           8,537
 Opportunity Fund II ..................................         656              13.368024            16.273988          10,426
The Van Kampen Universal Institutional Funds, Inc.:
 Emerging Markets Portfolio ...........................         158               6.311285             8.993705           1,001
 Core Plus Fixed Income Portfolio .....................         717              12.639254            12.949664           9,099
 Mid Cap Value Portfolio ..............................         341              13.052029            16.014471           5,348
 U.S. Real Estate Portfolio ...........................         272              13.036863            13.357067           3,557
 Value Portfolio ......................................         408              11.392961            12.089242           4,835
Timothy Partners, Ltd.:
 Small Cap VS..........................................         360              14.150023            14.356543           5,116

                                                                                      Period Ended December 31,2001
                                                                --------------------------------------------------------------------
                                                                 Investments           Expenses Ratio            Total Return
                    Subaccount                                  Income Ratio (1)   Lowest  to  Highest (2)   Lowest  to  Highest (3)
                    ----------                                  ----------------   -----------------------   -----------------------
Scudder VIT Funds:
 EAFE Equity Index ....................................                0.00%        0.90%          1.40%      -25.73%      -25.36%
 Equity 500 Index .....................................                0.78%        0.90%          1.40%      -13.40%      -12.97%
 Small Cap Index ......................................                0.75%        0.90%          1.40%        0.65%        1.15%
Dreyfus Variable Investment Funds:
 Appreciation Portfolio ...............................                0.85%        0 90%          1.50%      -10.66%      -10.12%
 Growth and Income Portfolio ..........................                0.49%        0 90%          1.50%       -7.25%       -6.69%
 Money Market Portfolio ...............................                2.57%        0.90%          1.50%        2.13%        2.71%
 Small Cap Portfolio ..................................                0.46%        0.90%          1.50%       -7.51%       -6.96%
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc ................                0.07%        0.90%          1.50%      -23.73%      -23.27%
 Stock Index Fund .....................................                1.10%        0.90%          1.65%      -13.62%      -12.97%
Invesco Variable Investment Funds, Inc.:
 Dynamics Fund (*) ....................................                0.00%        1.40%          1.40%      -19.33%      -19.33%
 Core Equity Fund .....................................                1.13%        0.90%          1.50%      -10.32%       -9.79%
 Health Sciences Fund (*) .............................                0.65%        0.95%          1.50%        1.69%        2.06%
 High Yield Fund ......................................               11.41%        0.90%          1.50%      -16.19%      -15.69%
 Financial Services Fund (*) ..........................                0.66%        1.40%          1.50%       -3.90%       -3.84%
 Small Company Growth Fund (*) ........................                0.00%        1.40%          1.50%      -11.67%      -11.62%
 Total Return Fund ....................................                2.36%        0.95%          1.40%       -2.84%       -2.41%
Janus Aspen Series:
 Aggressive Growth Portfolio ..........................                0.00%        0.90%          1.50%      -40.35%      -40.00%
 Balanced Portfolio ...................................                2.68%        0 90%          1.65%       -6.22%       -5.52%
 Capital Appreciation Portfolio .......................                1.25%        0.90%          1.50%      -22.84%      -22.38%
 Growth Portfolio .....................................                0.27%        0.90%          1.50%      -25.85%      -25.41%
 Worldwide Growth Portfolio ...........................                0.49%        0.90%          1.50%      -23.59%      -23.13%
 International Growth Portfolio .......................                1.10%        0.90%          1.50%      -24.38%      -23.92%
PBHG Insurance Series Fund, Inc.:
 Growth II Portfolio ..................................                0.00%        0.90%          1.50%      -41.35%      -41.00%
 Large Cap Growth Portfolio ...........................                0.00%        0.90%          1.65%      -29.45%      -28.93%
 Mid Cap Portfolio (*) ................................                0.80%        0.95%          1.50%        0.68%        1.04%
 Select Value Portfolio (*) ...........................                1.16%        0.95%          1.50%       -8.63%       -8.30%
 Technology & Communications Portfolio ................               31.47%        0.90%          1.50%      -53.03%      -52.75%
Strong Funds:
 Mid Cap Growth Fund II ...............................                0.00%        0.90%          1.50%      -31.80%      -31.39%
 Opportunity Fund II ..................................                0.48%        0.90%          1.50%       -5.14%       -4.57%
The Van Kampen Universal Institutional Funds, Inc.:
 Emerging Markets Portfolio ...........................                0.00%        0.90%          1.40%       -7.79%       -7.33%
 Core Plus Fixed Income Portfolio .....................                5.37%        0.95%          1.50%        7.70%        8.29%
 Mid Cap Value Portfolio ..............................                0.00%        0.90%          1.50%       -4.59%       -4.02%
U.S. Real Estate Portfolio ............................                4.79%        0.95%          1.50%        8.21%        8.80%
 Value Portfolio ......................................                1.43%        0.90%          0.50%        0.75%        1.35%
Timothy Partners, Ltd.:
 Small Cap VS..........................................                0.00%        1.10%          1.50%       10.18%       10.62%


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

Note:  Year ended unless otherwise noted.

 (*) Period for May 1, 2001 (commencement of operations) to December 31, 2001.

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2003 and 2002
with Report of Independent Auditors

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2003 AND 2002

                                    CONTENTS

Report of Independent Auditors.............................................    1
Audited Financial Statements

Balance Sheets ............................................................    2
Income Statements .........................................................    3
Statements of Changes in Stockholder's Equity..............................    4
Statements of Cash Flows ..................................................    5
Notes to Financial Statements..............................................    6

                         REPORT OF INDEPENDENT AUDITORS

Board of Directors
Annuity Investors Life Insurance Company

We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company as of December 31, 2003 and 2002, and the related statements of income, stockholder's equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States.


                                                  /s/ Ernst & Young LLP


Cincinnati, Ohio
February 12, 2004

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                             (DOLLARS IN THOUSANDS)

                                                                                      DECEMBER 31
                                                                              -----------------------------
                                                                                 2003               2002
                                                                              -----------       -----------
ASSETS
Invested assets:
   Fixed maturities - at market (amortized cost - $569,920 and $458,482)      $   590,382       $   478,054
   Policy loans                                                                    10,325             8,600
   Cash and short-term investments                                                  3,588            35,782
                                                                              -----------       -----------

         Total investments                                                        604,295           522,436

Accrued investment income                                                           7,035             6,188
Unamortized insurance acquisition costs, net                                       77,461            68,208
Receivables from affiliates                                                           416             3,792
Other assets                                                                        2,304             5,748
Variable annuity assets (separate accounts)                                       568,466           455,142
                                                                              -----------       -----------

     Total assets                                                             $ 1,259,977       $ 1,061,514
                                                                              ===========       ===========
LIABILITIES
Annuity benefits accumulated                                                  $   581,880       $   496,888
Accounts payable, accrued expenses, and other liabilities                           4,578            10,104
Variable annuity liabilities (separate accounts)                                  568,466           455,142
                                                                              -----------       -----------
     Total liabilities                                                          1,154,924           962,134
                                                                              -----------       -----------

STOCKHOLDER'S EQUITY
Common stock, par value - $125 per share:
   - 25,000 shares authorized
   - 20,000 shares issued and outstanding                                           2,500             2,500
Capital surplus                                                                   100,550           100,550
Retained deficit                                                                   (1,734)           (6,325)
Unrealized gains on marketable securities, net                                      3,737             2,655
                                                                              -----------       -----------

     Total stockholder's equity                                                   105,053            99,380
                                                                              -----------       -----------

Total liabilities and stockholder's equity                                    $ 1,259,977       $ 1,061,514
                                                                              ===========       ===========

See accompanying notes to financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                INCOME STATEMENTS
                                 (IN THOUSANDS)

                                                           DECEMBER 31
                                                     -----------------------
                                                       2003           2002
                                                     --------       --------
REVENUES:
   Net investment income                             $ 30,314       $ 26,486
   Realized gains on investments                          445            442
   Annuity policy charges                              10,541         10,472
   Other income                                           859            485
                                                     --------       --------

                                                       42,159         37,885

COSTS AND EXPENSES:
   Annuity benefits                                    19,497         20,795
   Insurance acquisition expenses                       8,922         19,563
   Other expenses                                       6,677          5,497
                                                     --------       --------

                                                       35,096         45,855
                                                     --------       --------

Operating earnings (losses) before income taxes         7,063         (7,970)
(Provision) benefit for income taxes                   (2,472)         2,800
                                                     --------       --------

NET INCOME (LOSS)                                    $  4,591       $ (5,170)
                                                     ========       ========

See accompanying notes to financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                                 (IN THOUSANDS)

                                                                       DECEMBER 31
                                                                -------------------------
                                                                  2003            2002
                                                                ---------       ---------
COMMON STOCK:
   Balance at beginning and end of year                         $   2,500       $   2,500
                                                                =========       =========

CAPITAL SURPLUS:
   Balance at beginning of year                                 $ 100,550       $  70,550
   Capital contribution by parent                                       -          30,000
                                                                ---------       ---------
   Balance at end of year                                       $ 100,550       $ 100,550
                                                                =========       =========

RETAINED EARNINGS (DEFICIT):
   Balance at beginning of year                                 $  (6,325)      $  (1,155)
   Net income (loss)                                                4,591          (5,170)
                                                                ---------       ---------
   Balance at end of year                                       $  (1,734)      $  (6,325)
                                                                =========       =========

UNREALIZED GAINS (LOSSES), NET:
    Balance at beginning of year                                $   2,655       $     (83)
    Change during year                                              1,082           2,738
                                                                ---------       ---------
    Balance at end of year                                      $   3,737       $   2,655
                                                                =========       =========

COMPREHENSIVE INCOME (LOSS):
     Net income (loss)                                          $   4,591       $  (5,170)
     Other comprehensive income - change in net unrealized
               gains on marketable securities                       1,082           2,738
                                                                ---------       ---------
     Comprehensive gain (loss)                                  $   5,673       $  (2,432)
                                                                =========       =========

See accompanying notes to financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                                        DECEMBER 31
                                                                                 -------------------------
                                                                                   2003            2002
                                                                                 ---------       ---------
Cash flows from operating activities:
Net income (loss)                                                                $   4,591       $  (5,170)
Adjustments:
   Benefits to annuity policyholders                                                18,352          20,795
   Amortization of insurance acquisition costs                                       7,781          18,305
   Depreciation and amortization                                                       158            (165)
   Realized gains on investments, net                                                 (445)           (442)
   Increase in insurance acquisition costs                                         (16,120)        (16,693)
   Increase in accrued investment income                                              (847)           (866)
   Increase (decrease) in payable to affiliates, net                                 3,395          (3,166)
   (Decrease) increase in other liabilities                                         (2,583)            584
   (Decrease) increase in other assets                                               3,377          (4,669)
   Other, net                                                                        1,100            (242)
                                                                                 ---------       ---------

      Cash inflows from operating activities                                        18,759           8,271

Cash flows from investing activities:
   Purchases of investments in:
      Fixed maturity investments                                                  (338,606)       (246,930)
      Securities purchased not paid                                                 (3,486)          3,486
   Sales of:
      Fixed maturity investments                                                   228,223         142,290
   Increase in policy loans                                                         (1,725)         (1,367)
                                                                                 ---------       ---------

      Cash outflows from investing activities                                     (115,594)       (102,521)

Cash flows from financing activities:
   Annuity receipts, net of separate account activity                              125,790         124,996
   Annuity surrenders, benefits, and withdrawals, net of separate accounts         (62,115)        (50,521)
   Capital contribution from parent                                                      -          30,000
   Net transfers from variable annuity assets                                          966          20,807
                                                                                 ---------       ---------

      Cash inflows from financing activities                                        64,641         125,282

Net (decrease) increase in cash and short-term investments                         (32,194)         31,032
Beginning cash and short-term investments                                           35,782           4,750
                                                                                 ---------       ---------
Ending cash and short-term investments                                           $   3,588       $  35,782
                                                                                 =========       =========

See accompanying notes to financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

A. DESCRIPTION OF THE COMPANY

Annuity Investors Life Insurance Company ("AILIC" or "the Company"), a stock life insurance company domiciled in the state of Ohio, is an indirectly owned subsidiary of Great American Financial Resources, Inc., ("GAFRI"), a publicly traded, financial services holding company of which American Financial Group, Inc. ("AFG") owned 82% as of December 31, 2003.

AILIC's products are variable and fixed annuities. The variable annuities are marketed to hospitals, educational institutions and other qualified and non-qualified markets. AILIC also writes individual fixed annuity products produced mainly by one large agency, primarily in the western part of the United States. In 2003 and 2002, the individual fixed annuity products represented approximately 41% and 26%, respectively, of total annuity receipts.

B. ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States. Preparation of the financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

INVESTMENTS

All fixed maturity securities are considered "available for sale" and reported at fair value with unrealized gains and losses reported as a separate component of stockholders' equity. Short-term investments are carried at cost; policy loans are carried at the aggregate unpaid balance. Premiums and discounts on mortgage-backed securities are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. The most significant determinants of prepayments are the differences between interest rates of the underlying mortgages and current mortgage loan rates and the structure of the security. Other factors affecting prepayments include the size, type and age of underlying mortgages, the geographic location of the mortgaged properties and the creditworthiness of the borrowers. Variations from anticipated prepayments will affect the life and yield of these securities.

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other than temporary, a provision for impairment is charged to earnings (included in realized gains) and the cost basis of that investment is reduced.

Emerging Issues Task Force Issue No. 99-20 ("EITF 99-20") established a new standard for recognizing interest income and impairment on certain asset-backed investments. Interest income on these investments is recorded at a yield based on projected cash flows. The yield is adjusted prospectively to reflect actual cash flows and changes in projected amounts. Impairment losses on these investments must be recognized when (i) the fair value of the security is less than its cost basis and (ii) there has been an adverse change in the expected cash flows. Impairments are recognized as a component of net realized gains and losses.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

INSURANCE ACQUISITION COSTS AND EXPENSES

Unamortized insurance acquisition costs consist of deferred policy acquisition costs ("DPAC"). Insurance acquisition expenses in the income statement reflect primarily the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in "Other Expenses."

DPAC (principally commissions, advertising, policy issuance and sales expenses that vary with and are primarily related to the production of new business) is deferred to the extent that such costs are deemed recoverable.

DPAC is amortized, with interest, in relation to the present value of expected gross profits on the policies. These expected gross profits consist principally of estimated future net investment income and surrender, mortality and other variable annuity policy charges, less estimated future interest on policyholders' funds, policy administration expenses and death benefits in excess of account values.

To the extent that realized gains and losses result in adjustments to the amortization of DPAC, such adjustments are reflected as components of realized gains. DPAC is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in "Unrealized gains on marketable securities, net" in the stockholder's equity section of the balance sheet.

ANNUITY BENEFITS ACCUMULATED

Annuity receipts and benefit payments are recorded as increases or decreases in "annuity benefits accumulated" rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges. Reserves for fixed annuities are generally recorded at the stated annuitization value.

VARIABLE ANNUITY ASSETS AND LIABILITIES

Separate accounts related to variable annuities represent deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, and for which the contract holder, rather than AILIC, bears the investment risk. Assets of the separate accounts are not chargeable with liabilities incurred in any other business operation of AILIC. Separate account assets are reported at market value. Fees charged on separate account policyholder account values are included in annuity policy charges.

INCOME TAXES

AILIC is part of the American Financial Group, Inc. ("AFG") tax group. AILIC has a separate tax allocation agreement with AFG that designates how tax payments are shared by members of the tax group. In general, AILIC computes taxes on a separate return basis. The tax allocation agreement with AFG has not impacted the recognition of income tax expense and income tax payable in AILIC's financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

BENEFIT PLANS

GAFRI provides retirement benefits to qualified employees of participating companies through the GAFRI Retirement and Savings Plan. Under the retirement fund portion of the Plan, contributions are at the discretion of the GAFRI Board of Directors and are invested primarily in GAFRI common stock. Under the savings fund portion of the Plan, GAFRI matches a percentage of employee contributions. Employees have been permitted to direct the investment of their contributions to independently managed investment funds. Matching contributions to the savings fund portion of the Plan are also invested in accordance with participant elections. Company contributions to the Plan are charged against earnings in the year for which they are declared.

GAFRI and certain of its subsidiaries provide certain benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period the employees earn such benefits.

STATEMENT OF CASH FLOWS

For cash flow purposes, "investing activities" are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. "Financing activities" include annuity receipts, benefits and withdrawals and obtaining resources from owners and providing them with a return on their investments. All other activities are considered "operating." Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Methods and assumptions used in estimating fair values are described below. These fair values represent point-in-time estimates of value that might not be particularly relevant in predicting AILIC's future earnings or cash flows.

Investment Securities: When available, fair values are based on prices quoted in the most active market for each security. If quoted prices are not available, fair value is estimated based on present values, discounted cash flows, fair value of comparable securities or similar methods.

Annuity Reserves: The fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates. Fair value of annuities in the accumulation phase is assumed to be the policyholders' cash surrender amount. The aggregate fair value of all reserve liabilities approximates their carrying value.

The carrying amounts reported in the accompanying balance sheets for cash, short-term investments and policy loans approximate their fair values.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

C. INVESTMENTS

Fixed maturity investments at December 31 consisted of the following (in thousands):

                                                                   2003
                                             --------------------------------------------------
                                                                            Gross Unrealized
                                             Amortized      Market       ----------------------
                                               Cost         Value          Gains        Losses
                                             --------      --------      --------      --------
U.S. Government and government agencies
  and authorities                            $122,545      $125,508      $  3,122      $    159
Public utilities                               60,022        63,421         3,758           359
Mortgage-backed securities                    137,673       137,241         1,279         1,711
All other corporate                           249,680       264,212        15,348           816
                                             --------------------------------------------------

                                             $569,920      $590,382      $ 23,507      $  3,045
                                             ==================================================

                                                                   2002
                                             --------------------------------------------------
                                                                            Gross Unrealized
                                             Amortized      Market       ----------------------
                                               Cost         Value          Gains        Losses
                                             --------      --------      --------      --------
U.S. Government and government agencies
  and authorities                            $ 86,014      $ 90,933      $  4,919       $     -
Public utilities                               43,472        44,326         2,334         1,480
Mortgage-backed securities                    128,492       132,679         4,661           474
Redeemable preferred stock                         59            75            16             -
All other corporate                           200,445       210,041        13,448         3,852
                                             --------------------------------------------------

                                             $458,482      $478,054      $ 25,378       $ 5,806
                                             ==================================================

The following table shows gross unrealized losses on fixed maturities by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003 (in thousands):

                                             Twelve Months or Less      More Than Twelve Months
                                            ---------------------------------------------------
                                            Unrealized      Market      Unrealized      Market
                                               Loss         Value          Loss         Value
                                            ---------------------------------------------------
U.S. Government and government agencies
     and authorities                         $    159      $ 57,439      $      -      $      -
Corporate Bonds                                 2,290       131,609           596         7,465
                                             --------------------------------------------------

Total fixed maturity investments             $  2,449      $189,048      $    596      $  7,465
                                             ==================================================

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

The table below sets forth the scheduled maturities of AILIC's fixed maturity investments based on market value as of December 31, 2003 (in thousands). Data based on amortized cost is generally the same.

Maturity
      One year or less                        $  2,997
      After one year through five years        154,820
      After five years through ten years       203,562
      After ten years                           91,762
                                              --------
            Subtotal                           453,141
       Mortgage-backed securities              137,241
                                              --------

Total bonds by maturity                       $590,382
                                              ========

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of fixed maturity investments were $228.3 million in 2003 and $142.3 million in 2002. Gross realized gains of $2.8 million and $2.8 million and gross realized losses of $1.3 million and $0.4 million were realized on those sales during 2003 and 2002, respectively.

At December 31, 2003 and 2002, U.S. Treasury Notes with a carrying value of $7.2 million were on deposit as required by the insurance departments of various states.

The Company reported realized losses of approximately $1.1 million and $2.0 million in 2003 and 2002, respectively, as a result of the write down of impaired bonds and preferred stock.

Net investment income consisted of the following (in thousands):

                                   2003           2002
                                 --------       --------
Bonds                            $ 30,167       $ 26,168
Preferred stocks                        -             47
Short-term investments                246            374
Cash on hand and on deposit            20             (5)
Policy loans                          705            514
                                 --------       --------
Gross investment income            31,138         27,098

Investment expenses                  (824)          (612)
                                 --------       --------

Net investment income            $ 30,314       $ 26,486
                                 ========       ========

AILIC's investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $0.8 million in 2003 and $0.6 million in 2002.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

D. INSURANCE ACQUISITION EXPENSES

In 2003 and 2002, DPAC charges of $2.8 million and $13.5 million resulted from the actual performance of the equity markets and a reduction of assumed future returns. Poor performance in the equity markets could lead to additional DPAC write-offs or a charge to earnings in order to accrue for guaranteed minimum death benefits included in the variable products. (See Note H - "Recent Accounting Standards").

E. STOCKHOLDER'S EQUITY

The payment of dividends by AILIC to shareholders is limited and can only be made from earned profits unless prior approval is received from the Ohio Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Ohio Insurance Commissioner is also subject to restrictions relating to statutory surplus and net income. In 2003, AILIC cannot pay dividends without prior approval of the Ohio Insurance Commissioner.

Total statutory capital and surplus for the Company at December 31, 2003 and 2002, respectively, was $50.0 million and $38.6 million. The Company received capital contributions of $30.0 million in 2002 from its parent in order to meet statutory capital requirements.

The change in net unrealized gains on marketable securities included the following (in thousands):

                                                            2003                                       2002
                                             -----------------------------------       -----------------------------------
                                              Pretax        Taxes          Net          Pretax        Taxes          Net
                                              ------        -----          ---          ------        -----          ---
Unrealized holding gains (losses) on
  securities arising during the period       $ 2,110       $  (739)      $ 1,371       $ 4,654       $(1,629)      $ 3,025
Realized losses (gains) on securities           (445)          156          (289)         (442)          155          (287)
                                             -----------------------------------       -----------------------------------
Change in net unrealized gains (losses)
   on marketable securities                  $ 1,665       $  (583)      $ 1,082       $ 4,212       $(1,474)      $ 2,738
                                             =======       =======       =======       =======       =======       =======

F. FEDERAL INCOME TAXES

The differences in income taxes computed at the statutory rate of 35% and income taxes as shown in the income statement are related to permanent tax adjustments in 2003 and 2002. There were no material permanent tax adjustments in 2003 and 2002.

The significant components of deferred tax assets and liabilities, excluding the effects of unrealized gains and losses on marketable securities, included in the Balance Sheets were as follows (in thousands):

                                                      December 31,
                                                 -----------------------
                                                   2003           2002
                                                 -----------------------
Deferred tax assets:
   Investment securities                         $      -       $  1,010
   Policyholder liabilities                        16,202         12,077

Deferred tax liabilities:
    Unamortized insurance acquisition costs      $(24,719)      $(21,544)

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

G. RELATED PARTY TRANSACTIONS

AILIC has an agreement with GAFRI, subject to the direction of the Finance Committee of AILIC, whereby GAFRI, along with services provided by American Money Management, Inc. (an affiliate), provides for management and accounting services related to the investment portfolio. In 2003 and 2002, AILIC paid $0.8 million and $0.6 million, respectively, in investment management fees.

AILIC has an agreement with Great American Advisors, Inc. ("GAA"), a wholly owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC's variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2003 and 2002, AILIC paid $3.7 million and $3.5 million, respectively, in commissions to GAA.

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2003 and 2002, AILIC paid $6.2 million and $5.2 million, respectively, for services to affiliates.

H. RECENT ACCOUNTING STANDARD

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1 ("SOP"), "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." The most significant accounting implications to AILIC of the SOP are as follows: (1) amortizing DPAC over the life of deferred annuity contracts excluding the annuitization phase; and (2) establishing an additional liability for guaranteed minimum death benefits for variable annuity contracts.

The Company will adopt the SOP effective January 1, 2004 and it will be reported as a cumulative effect of change in accounting principles in the 2004 results of operation. Although interpretation of accounting for certain items covered by the SOP has not been finalized, the effect of initially adopting this SOP is not expected to have a material impact on the Company.

PART C

OTHER INFORMATION - 333-51955

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements

All required financial Statements are included in Parts A or B of this Registration Statement.

(b)      Exhibits

         (1) Resolution of the Board of Directors of Annuity Investors Life Insurance Company(R) authorizing establishment of Annuity Investors Variable Account B. (1/)

         (2)      Not Applicable

         (3)      (a)      Distribution Agreement between Annuity Investors Life
                           Insurance Company and AAG Securities, Inc. (n/k/a
                           Great American Advisors(R), Inc.). (2/)

                           (i)      Amended Schedule 1 to Distribution
                                    Agreement. (3/)

                  (b) Revised Form of Selling Agreement between Annuity Investors Life Insurance Company, AAG Securities, Inc. (n/k/a Great American Advisors(R), Inc.) and another Broker-Dealer. (5/)

         (4)      Individual and Group Contract Forms and Endorsements.

                  (a) Form of No-Load Qualified Individual Flexible Premium Deferred Variable Annuity Contract. (3/)

                  (b) Form of No-Load Non-Qualified Individual Flexible Deferred Variable Annuity Contract. (3/)

                  (c) Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract. (3/)

                  (d) Form of SIMPLE IRA Endorsement to Qualified Individual Contract. (3/)

                  (e) Form of Roth IRA Endorsement to Qualified Individual Contract. (3/)

                  (f) Form of Employer Plan Endorsement to Qualified Individual Contract.(3/)

                  (g) Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. (3/)

                  (h) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement Qualified Individual Contract. (3/)

                  (i) Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. (3/)

                  (j) Form of Texas Optional Retirement Program Endorsement to Individual Contract. (2/)

                  (k) Form of Long-Term Care Waiver Raider to Individual Contract. (2/)

                  (l)      Form of Loan Endorsement to Individual Contract. (3/)

                  (m) Form of Group Flexible Premium Deferred Variable Annuity Contract.(10/)

                  (n) Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract. (10/)

                  (o)      Form of Loan Endorsement to Group Contract. (2/)

                  (p) Form of Loan Endorsement to Certificate of Participation under a Group Contract. (2/)

                  (q) Form of Tax Sheltered Annuity Endorsement to Group Contract. (7/)

                  (r) Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract. (7/)

                  (s) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract.(7/)

                  (t) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract. (2/)

                  (u)      Form of Employer Plan Endorsement to Group Contract.
                           (7/)

                  (v) Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract. (7/)

                  (w) Form of Deferred Compensation Endorsement to Group Contract. (2/)

                  (x) Form of Deferred Compensation Endorsement to Certificate of Participation a Group Contract. (2/)

                  (y) Form of Texas Optional Retirement Program Endorsement to Group Contract. (2/)

                  (z) Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract. (2/)

                  (aa) Form of Governmental Section 457 Plan Endorsement to Group Contract.(7/)

                  (bb) Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract. (7/)

                  (cc) Form of Successor Owner Endorsement to Group Contract. (10/)

                  (dd) Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract. (10/)

                  (ee) Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract. (10/)

                  (ff) Revised Form of Employer Plan Endorsement to Group Contract. (3/)

                  (gg) Revised Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract. (3/)

                  (hh) Form of Individual Retirement Annuity Endorsement to Group Contract. (6/)

                  (ii) Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. (6/)

                  (jj) Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. (6/)

                  (kk) Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. (6/)

                  (ll) Form of Roth Individual Retirement Annuity Endorsement to Group Contract. (6/)

                  (mm) Form of Roth Individual Retirement Endorsement to Certificate of Participation under a Group Contract. (6/)

                  (nn) Form of Unisex Endorsement to Non-Qualified Individual Contract. (7/)

         (5)      (a)      Form of Application for Individual Flexible Premium
                           Deferred Annuity Contract and Certificate of
                           Participation under a Group Contract. (3/)

                  (b) Form of Application for Group Flexible Premium deferred Annuity Contract. (8/)

                  (c) Revised Form of Application for Group Flexible Premium Deferred Annuity Contract. (4/)

                  (d) Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract.(12/)

         (6)      (a)      Articles of Incorporation of Annuity Investors Life
                           Insurance Company(R).(1/)

                           (i) Amendment to Articles of Incorporation, adopted April 9, 1996 and

                           (ii) Amendment to Articles of Incorporation adopted August 9, 1996 and

                           (iii) Approval by Secretary of State of Ohio on December 3, 1996. (2/)

                  (b) Code of Regulations of Annuity Investors Life Insurance Company. (1/)

         (7)      Not Applicable.

         (8)

                  (a) Participation Agreement between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. (2/)

                           (i) Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund.

                  (b) Participant Agreement between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund. (2/)

                           (i) Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund.

                  (c) Participation Agreement between Annuity Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. (2/)

                           (i) Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc.

                  (d) Participation Agreement between Annuity Investors Life Insurance Company and Janus Aspen Series. (2/)

                           (i)      Amended Schedule A to Participation
                                    Agreement between Annuity Investors Life
                                    Insurance Company and Janus Aspen Series.
                                    (3/)

                  (e) Participation Agreement between Annuity Investors Life Insurance Company and Strong Special Fund II, Inc. n/k/a Strong Opportunity Fund II. (2/)

                  (f) Participation Agreement between Annuity Investors Life Insurance Company and INVESCO Variable Investment Funds, Inc. (2/)

                           (i)      Amended Schedule B to Participation
                                    Agreement between Annuity Investors Life
                                    Insurance Company and INVESCO Variable
                                    Investment Funds, Inc.

                           (ii) Amendment dated October 31, 2001 by and between Annuity Investors Life Insurance Company, INVESCO Funds Groups, Inc. and INVESCO Variable Investment Funds, Inc.(14/)

                           (iii) Amendment to Amended and Restated Fund Participation Agreement effective as of January 26, 2004 by and between Annuity Investors Life Insurance Company, INVESCO Funds Groups, Inc. and INVESCO Variable Investment Funds, Inc. (14/)

                  (g) Participation Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Universal Institutional Funds, Inc.(n/k/a Van Kampen Universal Institutional Funds, Inc.) (3/)

                           (i)      Amended Schedule B to Participation
                                    Agreement between Annuity Investors Life
                                    Insurance Company and Morgan Stanley
                                    Universal Institutional Funds, Inc. (n/k/a
                                    Van Kampen Universal Institutional Funds
                                    Inc.) (3/)

                  (h) Participation Agreement between Annuity Investors Life Insurance Company and PBHG Insurance Series Fund, Inc. (2/)

                           (i) Amendment to Fund Participation Agreement dated December 8, 2003 by and among PBHG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd. and Annuity Investors Life Insurance Company. (14/)

                  (i) Service Agreement between Annuity Investors Life Insurance Company(R)and American Annuity Group, Inc. (n/k/a Great American Financial Resources(R), Inc.). (2/)

                  (j) Agreement between AAG Securities, Inc. (n/k/a Great American Advisors(R), Inc.) and AAG Insurance Agency, Inc. (2/)

                  (k) Investment Services Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.). (2/)

                  (l) Service Agreement between Annuity Investors Life Insurance Company and Strong Capital Management, Inc. (2/)

                  (m) Service Agreement between Annuity Investors Life Insurance Company and Pilgrim Baxter & Associates, Ltd. (2/)

                  (n) Participation Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Universal Institutional Funds, Inc. Annuity Investors Life Insurance Company. (2/)

                  (o) Service Agreement between Annuity Investors Life Insurance Company and Janus Capital Corporation. (2/)

                  (p) Service Agreement between INVESCO Funds Inc. and Annuity Investors Life Insurance Company. (4/)

                  (q) Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company.(4/)

                  (r) Service Agreement between The Timothy Plan ariable Series and Annuity Investors Life Insurance Company. (4/)

                  (s) Participation Agreement between BT Insurance Funds (f/k/a Deutsche Asset Management VIT Funds n/k/a/ Scudder VIT Funds) Bankers Trust (f/k/a Deutsche Asset Management n/k/a Scudder Investments) and Annuity Investors Life Insurance Company. (8/)

                  (t) Service Agreement between Deutsche Asset Management and Annuity Investors Life Insurance Company. (8/)

                  (u) Participation Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company. (13/)

                  (v) Service Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company. (13/)

         (9)      Opinion and Consent of Counsel. (1/)

         (10)     Consent of Independent Auditor. (filed herewith)

         (11)     No Financial Statements are omitted from item 23.

         (12)     Not Applicable.

         (13)     Schedule for Computation of Performance Quotations. (4/)

         (14)     Not Applicable.

         (15)     Powers of Attorney. (filed herewith)

1/ Incorporated by reference to Form N-4 filed on behalf of Annuity Investors Variable Account B, SEC Act `33 File No. 333-19725, `40 Act File No. 811-08017 on December 23, 1996.

2/ Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-19725 on June 3, 1997.

3/       Filed with Form N-4 on May 6, 1998.

4/       Filed with Pre-Effective Amendment No.1 on July 6, 1998.

5/ Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account B, SEC `33 Act File No. 333-19725, `40 Act File No. 811-08017 on November 17, 1998.

6/ Incorporated by reference to Post-Effective Amendment No. 4 filed on behalf of Annuity Investors Variable Account B, SEC `33 Act File No. 333-19725, `40 Act File No. 811-08017 on February 1, 1999.

7/ Incorporated by reference to Post-Effective Amendment No. 1, filed on behalf of Annuity Investors Variable Account B, SEC `33 Act File No. 333-19725, `40 Act File No. 811-08017 on February 27, 1998.

8/ Incorporated by reference to Post-Effective Amendment No. 2, filed on behalf of Annuity Investors Variable Account B, SEC `33 Act File No. 333-19725, `40 Act File No. 811-08017 on April 29, 1998.

9/ Incorporated by reference to Post-Effective Amendment No. 5, filed on behalf of Annuity Investors Variable Account B, SEC `33 Act File No. 333-19725, `40 Act File No. 811-08017 on February 26, 1999.

10/      Filed with Post Effective Amendment No. 1, on February 26, 1999.

11/ Incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors Variable Account B, SEC `33 Act File No. 333-19725, `40 Act File No. 811-08017 on April 28, 2000.

12/ Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors Variable Account B, SEC `33 Act File No. 333-19725, `40 Act File No. 811-08017 on April 30, 2001.

13/ Incorporated by reference to Post-Effective Amendment No. 9 filed on behalf of Annuity Investors Variable Account B, SEC `33 Act File No. 333-19725, ` 40 Act File No. 811-08017 on April 30, 2002.

14/ Incorporated by reference to Post-Effective Amendment No. 4 filed on behalf of Annuity Investors Variable Account C, SEC `33 Act File No. 333-88300, ` 40 Act File No. 811-21095 on or about April 29, 2004.

ITEM 25. DIRECTORS AND OFFICERS OF ANNUITY INVESTORS LIFE INSURANCE COMPANY


                              PRINCIPAL                        POSITIONS AND OFFICES
NAME                      BUSINESS ADDRESS                       WITH THE COMPANY
----                      ----------------                       ----------------
Charles R. Scheper              (1)           President & Chief Executive Officer and Director
Stephen Craig Lindner           (1)           Director
Mark Francis Muething           (1)           Executive Vice President, General Counsel &
                                              Secretary and Director
Christopher P. Miliano          (1)           Director
Michael J. Prager               (1)           Director
Adrienne Kessling               (1)           Senior Vice President-Operations
Catherine A. Crume              (1)           Senior Vice President-Licensing & Commissions
John P. Gruber                  (1)           Vice President
James L. Henderson              (1)           Vice President
John O'Shaughnessy              (1)           Vice President & Actuary
Gary L. Peters                  (1)           Vice President-Variable Annuity Sales
Dale Herr                       (1)           Assistant Vice President & Actuary
D. Quentin Reynolds             (1)           Assistant Vice President
Rebecca J. Schriml              (1)           Assistant Vice President

Richard Sutton                  (1)           Assistant Vice President & Chief Actuary
Richard L. Magoteaux            (1)           Treasurer
William C. Ellis                (1)           Assistant Treasurer
Thomas E. Mischell              (1)           Assistant Treasurer

(1) P.O. Box 5423, Cincinnati, Ohio 45201-5423

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR AND REGISTRANT.

The Depositor, Annuity Investors Life Insurance Company(R), is a wholly owned subsidiary of Great American(R) Life Insurance Company, which is a wholly owned subsidiary of Great American(R) Financial Resources, Inc. (f/k/a American Annuity Group,SM Inc.) The Registrant, Annuity Investors(R) Variable Account B, is a segregated asset account of Annuity Investors Life Insurance Company



                                                                      STATE OF                DATE OF
                  AFG ORGANIZATIONAL CHART                            DOMICILE             INCORPORATION
--------------------------------------------------------------------------------------------------------
American Financial Group, Inc.                                        Ohio                   07/01/1997
 |__American Financial Capital Trust I                                Delaware               09/14/1996
 |__American Financial Corporation (Name Holding Company)             Ohio                   08/27/1963
 |__American Financial Enterprises, Inc.                              Connecticut            01/01/1871
 |__American Money Management Corporation                             Ohio                   03/01/1973
 |__American Security Transfer Company Limited Partnership            Ohio                   01/01/1991
 |__APU Holding Company                                               Ohio                   10/15/2003
    |__American Premier Underwriters, Inc.                            Pennsylvania           04/13/1846
      |__The Ann Arbor Railroad Company                               Michigan               09/21/1895
      |__The Associates of the Jersey Company                         New Jersey             11/10/1804
      |__Cal Coal, Inc.                                               Illinois               05/30/1979
      |__Delbay Corporation                                           Delaware               12/27/1962
      |__GAI (Bermuda) Ltd.                                           Bermuda                04/06/1998
          |__GAI Insurance Company, Ltd.                              Bermuda                09/18/1989
      |__Great Southwest Corporation                                  Delaware               10/25/1978
          |__World Houston, Inc.                                      Delaware               05/30/1974
      |__Hangar Acquisition Corp.                                     Ohio                   10/06/1995
      |__The Indianapolis Union Railway Company                       Indiana                11/19/1872
      |__Lehigh Valley Railroad Company                               Pennsylvania           04/21/1846
      |__The New York and Harlem Railroad Company                     New York               04/25/1831
      |__The Owasco River Railway, Inc.                               New York               06/02/1881
      |__PCC Real Estate, Inc.                                        New York               12/15/1986
          |__PCC Chicago Realty Corp.                                 New York               12/23/1986
          |__PCC Gun Hill Realty Corp.                                New York               12/18/1985
          |__PCC Michigan Realty, Inc.                                Michigan               11/09/1987
          |__PCC Scarsdale Realty Corp.                               New York               06/01/1986
            |__Scarsdale Depot Associates, L.P.                       Delaware               05/05/1989
      |__PCC Technical Industries, Inc.                               California             03/07/1955
          |__ESC, Inc.                                                California             11/02/1962
          |__Marathon Manufacturing Companies, Inc.                   Delaware               11/18/1983
            |__Marathon Manufacturing Company                         Delaware               12/07/1979
          |__PCC Maryland Realty Corp.                                Maryland               08/18/1993
          |__Penn Camarillo Realty Corp.                              California             11/24/1992
      |__Penn Central Energy Management Company                       Delaware               05/11/1987
      |__Penn Towers, Inc.                                            Pennsylvania           08/01/1958
      |__Pennsylvania-Reading Seashore Lines                          New Jersey             06/14/1901
      |__Pittsburgh and Cross Creek Railroad Company                  Pennsylvania           08/14/1970
      |__PLLS, Ltd.                                                   Washington             05/14/1990
      |__Premier Lease & Loan Services Insurance Agency, Inc.         Washington             12/27/1983

                                                                      % OF STOCK
                                                                       OWNED BY
                                                                       IMMEDIATE
                                                                        PARENT
                  AFG ORGANIZATIONAL CHART                              COMPANY                 NATURE OF BUSINESS
----------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.                                                         Diversified Financial Holding Company
 |__American Financial Capital Trust I                                    100          Statutory Business Trust
 |__American Financial Corporation (Name Holding Company)                 100          Inactive
 |__American Financial Enterprises, Inc.                                  100 (2)      Closed End Investment Company
 |__American Money Management Corporation                                 100          Securities Management Company
 |__American Security Transfer Company Limited Partnership              93.34 (2)      Limited Partnership
 |__APU Holding Company                                                   100          Holding Company
    |__American Premier Underwriters, Inc.                                100          Diversified Company
      |__The Ann Arbor Railroad Company                                    99          Inactive
      |__The Associates of the Jersey Company                             100          Inactive
      |__Cal Coal, Inc.                                                   100          Inactive
      |__Delbay Corporation                                               100          Inactive
      |__GAI (Bermuda) Ltd.                                               100          Holding Company
          |__GAI Insurance Company, Ltd.                                  100          Reinsurance
      |__Great Southwest Corporation                                      100          Real Estate Developer
          |__World Houston, Inc.                                          100          Real Estate Developer
      |__Hangar Acquisition Corp.                                         100          Aircraft Investment
      |__The Indianapolis Union Railway Company                           100          Inactive
      |__Lehigh Valley Railroad Company                                   100          Inactive
      |__The New York and Harlem Railroad Company                          97          Inactive
      |__The Owasco River Railway, Inc.                                   100          Inactive
      |__PCC Real Estate, Inc.                                            100          Holding Company
          |__PCC Chicago Realty Corp.                                     100          Real Estate Developer
          |__PCC Gun Hill Realty Corp.                                    100          Real Estate Developer
          |__PCC Michigan Realty, Inc.                                    100          Real Estate Developer
          |__PCC Scarsdale Realty Corp.                                   100          Real Estate Developer
            |__Scarsdale Depot Associates, L.P.                            80          Real Estate Developer
      |__PCC Technical Industries, Inc.                                   100          Holding Company
          |__ESC, Inc.                                                    100          Inactive
          |__Marathon Manufacturing Companies, Inc.                       100          Holding Company
            |__Marathon Manufacturing Company                             100          Inactive
          |__PCC Maryland Realty Corp.                                    100          Real Estate Holding Company
          |__Penn Camarillo Realty Corp.                                  100          Real Estate Holding Company
      |__Penn Central Energy Management Company                           100          Inactive
      |__Penn Towers, Inc.                                                100          Inactive
      |__Pennsylvania-Reading Seashore Lines                            66.67          Inactive
      |__Pittsburgh and Cross Creek Railroad Company                       83          Inactive
      |__PLLS, Ltd.                                                       100          Insurance Agency
      |__Premier Lease & Loan Services Insurance Agency, Inc.             100          Insurance Agency



                                                                            STATE OF                DATE OF
                  AFG ORGANIZATIONAL CHART                                  DOMICILE             INCORPORATION
--------------------------------------------------------------------------------------------------------------
          |__Premier Lease & Loan Insurance Services B.V.             The Netherlands              08/24/1999
      |__Premier Lease & Loan Services of Canada, Inc.                Washington                   02/28/1991
      |__Republic Indemnity Company of America                        California                   12/05/1972
          |__Republic Indemnity Company of California                 California                   10/13/1982
          |__Republic Indemnity Medical Management, Inc.              California                   03/25/1996
      |__Risico Management Corporation                                Delaware                     01/10/1989
      |__Terminal Realty Penn Co.                                     District of Columbia         09/23/1968
American Financial Group, Inc.
 |__APU Holding Company
    |__American Premier Underwriters, Inc.
      |__United Railroad Corp.                                        Delaware                     11/25/1981
          |__Detroit Manufacturers Railroad Company                   Michigan                     01/30/1902
      |__Waynesburg Southern Railroad Company                         Pennsylvania                 09/01/1966
 |__Dixie Terminal Corporation                                        Ohio                         04/23/1970
 |__Fairmont Holdings, Inc.                                           Ohio                         12/15/1983
 |__Flextech Holding Co., Inc.                                        Ohio                         08/31/2000
 |__FWC Corporation                                                   Ohio                         03/16/1983
 |__Great American Holding, Inc.                                      Ohio                         07/25/2002
    |__Great American Security Insurance Company                      Ohio                         07/01/1987
    |__Great American Spirit Insurance Company                        Indiana                      04/05/1988
 |__Great American Insurance Company                                  Ohio                         03/07/1872
    |__AFC Coal Properties, Inc.                                      Ohio                         12/18/1996
    |__American Empire Surplus Lines Insurance Company                Delaware                     07/15/1977
      |__American Empire Insurance Company                            Ohio                         11/26/1979
          |__American Empire Underwriters, Inc.                       Texas                        05/19/1976
    |__American Signature Underwriters, Inc.                          Ohio                         04/08/1996
    |__American Special Risk, Inc.                                    Illinois                     12/29/1981
    |__Aviation Specialty Managers, Inc.                              Texas                        09/07/1965
    |__Brothers Property Corporation                                  Ohio                         09/08/1987
      |__Brothers Pennsylvanian Corporation                           Pennsylvania                 12/23/1994
      |__Brothers Port Richey Corporation                             Florida                      12/06/1993
      |__Brothers Property Management Corporation                     Ohio                         09/25/1987
      |__Brothers Railyard Corporation                                Texas                        12/14/1993
    |__Crop Managers Insurance Agency, Inc.                           Kansas                       08/09/1989
    |__Dempsey & Siders Agency, Inc.                                  Ohio                         05/09/1956
    |__El Aguila, Compania de Seguros, S.A. de C.V.                   Mexico                       11/24/1994
      |__Financiadora de Primas Condor, S.A. de C.V.                  Mexico                       03/16/1998
    |__FCIA Management Company, Inc.                                  New York                     09/17/1991
    |__GAI Warranty Company                                           Ohio                         01/25/2001
      |__GAI Warranty Company of Florida                              Florida                      03/23/2001
    |__GAI Warranty Company of Canada Inc.                            Ontario (Quebec)             04/17/2002
    |__The Gains Group, Inc.                                          Ohio                         01/26/1982

                                                                      % OF STOCK
                                                                       OWNED BY
                                                                       IMMEDIATE
                                                                        PARENT
                  AFG ORGANIZATIONAL CHART                              COMPANY                   NATURE OF BUSINESS
-------------------------------------------------------------------------------------------------------------------------------
          |__Premier Lease & Loan Insurance Services B.V.                 100          Insurance Agency
      |__Premier Lease & Loan Services of Canada, Inc.                    100          Insurance Agency
      |__Republic Indemnity Company of America                            100          Workers' Compensation Insurance
          |__Republic Indemnity Company of California                     100          Workers' Compensation Insurance
          |__Republic Indemnity Medical Management, Inc.                  100          Inactive
      |__Risico Management Corporation                                    100          Risk Management
      |__Terminal Realty Penn Co.                                         100          Inactive
American Financial Group, Inc.
 |__APU Holding Company
    |__American Premier Underwriters, Inc.
      |__United Railroad Corp.                                            100          Inactive
          |__Detroit Manufacturers Railroad Company                        82          Inactive
      |__Waynesburg Southern Railroad Company                             100          Inactive
 |__Dixie Terminal Corporation                                            100          Real Estate Holding Company
 |__Fairmont Holdings, Inc.                                               100          Holding Company
 |__Flextech Holding Co., Inc.                                            100          Packing Manufacturer
 |__FWC Corporation                                                       100          Financial Services Company
 |__Great American Holding, Inc.                                          100          Holding Company
    |__Great American Security Insurance Company                          100          Property/Casualty Insurance
    |__Great American Spirit Insurance Company                            100          Property/Casualty Insurance
 |__Great American Insurance Company                                      100          Property/Casualty Insurance
    |__AFC Coal Properties, Inc.                                          100          Real Estate Holding Company
    |__American Empire Surplus Lines Insurance Company                    100          Excess and Surplus Lines Insurance
      |__American Empire Insurance Company                                100          Property/Casualty Insurance
          |__American Empire Underwriters, Inc.                           100          Insurance Agency
    |__American Signature Underwriters, Inc.                              100          Insurance Agency
    |__American Special Risk, Inc.                                        100          Insurance Broker/Managing General Agency
    |__Aviation Specialty Managers, Inc.                                  100          Managing General Agency
    |__Brothers Property Corporation                                       80          Real Estate Holding
      |__Brothers Pennsylvanian Corporation                               100          Real Estate Holding
      |__Brothers Port Richey Corporation                                 100          Real Estate Holding
      |__Brothers Property Management Corporation                         100          Real Estate Management
      |__Brothers Railyard Corporation                                    100          Real Estate Holding
    |__Crop Managers Insurance Agency, Inc.                               100          Insurance Agency
    |__Dempsey & Siders Agency, Inc.                                      100          Insurance Agency
    |__El Aguila, Compania de Seguros, S.A. de C.V.                       100          Property/Casualty Insurance
      |__Financiadora de Primas Condor, S.A. de C.V.                       99          Premium Finance
    |__FCIA Management Company, Inc.                                      100          Servicing Agent
    |__GAI Warranty Company                                               100          Service Warranty Provider
      |__GAI Warranty Company of Florida                                  100          Service Warranty Provider
    |__GAI Warranty Company of Canada Inc.                                100          Service Contract Provider
    |__The Gains Group, Inc.                                              100          Marketing of Advertising



                                                                         STATE OF             DATE OF
                  AFG ORGANIZATIONAL CHART                               DOMICILE          INCORPORATION
--------------------------------------------------------------------------------------------------------
    |__Global Premier Finance Company                                 Ohio                   08/25/1998
    |__Great American Agency of Texas, Inc.                           Texas                  01/25/1994
    |__Great American Alliance Insurance Company                      Ohio                   09/11/1945
    |__Great American Assurance Company                               Ohio                   03/23/1905
    |__Great American Claims Services, Inc.                           Delaware               06/10/1986
    |__Great American Custom Insurance Services Illinois, Inc.        Illinois               07/08/1992
    |__Great American Custom Insurance Services, Inc.                 Ohio                   07/27/1983
      |__Eden Park Insurance Brokers, Inc.                            California             02/13/1990
      |__Great American Custom Insurance Services California          California             05/18/1992
      |__Great American Custom Insurance Services Massachusetts, Inc  Massachusetts          04/11/1994
      |__Great American Custom Solutions, Inc.                        California             07/22/1988
American Financial Group, Inc.
 |__Great American Insurance Company
    |__Great American Custom Insurance Services, Inc.
      |__Professional Risk Brokers of Connecticut, Inc.               Connecticut            07/09/1992
      |__Professional Risk Brokers of Ohio, Inc.                      Ohio                   12/17/1986
      |__Professional Risk Brokers, Inc.                              Illinois               03/01/1990
    |__Great American E & S Insurance Company                         Delaware               02/28/1979
    |__Great American Fidelity Insurance Company                      Delaware               01/12/1982
    |__Great American Financial Resources, Inc.                       Delaware               11/23/1992
      |__AAG Holding Company, Inc.                                    Ohio                   09/11/1996
          |__American Annuity Group Capital Trust I                   Delaware               09/13/1996
          |__American Annuity Group Capital Trust II                  Delaware               03/04/1997
          |__American Annuity Group Capital Trust III                 Delaware               05/14/1997
          |__Great American Financial Statutory Trust IV              Connecticut            04/21/2003
          |__Great American Life Insurance Company                    Ohio                   12/15/1959
            |__American Retirement Life Insurance Company             Ohio                   05/12/1978
            |__Annuity Investors Life Insurance Company               Ohio                   11/13/1981
            |__Charleston Harbor Marina, Inc.                         South Carolina         04/26/2002
            |__CHATBAR, Inc.                                          Massachusetts          11/02/1993
            |__Chatham Enterprises, Inc.                              Massachusetts          03/29/1954
            |__Consolidated Financial Corporation                     Michigan               09/10/1985
            |__Driskill Holdings, Inc.                                Texas                  06/07/1995
            |__GALIC Brothers, Inc.                                   Ohio                   11/12/1993
            |__Great American Life Assurance Company                  Ohio                   08/10/1967
            |__Great American Life Insurance Company of New York      New York               12/31/1963
            |__Loyal American Life Insurance Company                  Ohio                   05/18/1955
                  |__ADL Financial Services, Inc.                     North Carolina         09/10/1970
                  |__Purity Financial Corporation                     Florida                12/12/1991
            |__Manhattan National Life Insurance Company              Illinois               12/20/1956
            |__Skipjack Marina Corp.                                  Maryland               06/24/1999
            |__United Teacher Associates, Ltd.                        Texas                  12/17/1998

                                                                          % OF STOCK
                                                                           OWNED BY
                                                                           IMMEDIATE
                                                                            PARENT
                  AFG ORGANIZATIONAL CHART                                  COMPANY                   NATURE OF BUSINESS
-----------------------------------------------------------------------------------------------------------------------------------
    |__Global Premier Finance Company                                         100          Premium Finance
    |__Great American Agency of Texas, Inc.                                   100          Managing General Agency
    |__Great American Alliance Insurance Company                              100          Property/Casualty Insurance
    |__Great American Assurance Company                                       100          Property/Casualty Insurance
    |__Great American Claims Services, Inc.                                   100          Management Holding Company
    |__Great American Custom Insurance Services Illinois, Inc.                100          Underwriting Office
    |__Great American Custom Insurance Services, Inc.                         100          Holding Company for E&S Agency/Brokerage
      |__Eden Park Insurance Brokers, Inc.                                    100          Wholesale Agency/Brokerage for E&S Lines
      |__Great American Custom Insurance Services California                  100          Insurance Services
      |__Great American Custom Insurance Services Massachusetts, Inc          100          Excess and Surplus Lines Broker
      |__Great American Custom Solutions, Inc.                                100          Insurance Agency
American Financial Group, Inc.
 |__Great American Insurance Company
    |__Great American Custom Insurance Services, Inc.
      |__Professional Risk Brokers of Connecticut, Inc.                       100          Wholesale Agency/Brokerage for E&S Lines
      |__Professional Risk Brokers of Ohio, Inc.                              100          Insurance Agency
      |__Professional Risk Brokers, Inc.                                      100          Wholesale Agency/Brokerage for E&S Lines
    |__Great American E & S Insurance Company                                 100          Excess and Surplus Lines Insurance
    |__Great American Fidelity Insurance Company                              100          Excess and Surplus Lines Insurance
    |__Great American Financial Resources, Inc.                             82.55 (2)      Insurance Holding Company
      |__AAG Holding Company, Inc.                                            100          Holding Company
          |__American Annuity Group Capital Trust I                           100          Financing Entity
          |__American Annuity Group Capital Trust II                          100          Financing Entity
          |__American Annuity Group Capital Trust III                         100          Financing Entity
          |__Great American Financial Statutory Trust IV                      100          Financing Entity
          |__Great American Life Insurance Company                            100          Life Insurance
            |__American Retirement Life Insurance Company                     100          Life Insurance
            |__Annuity Investors Life Insurance Company                       100          Life Insurance
            |__Charleston Harbor Marina, Inc.                                 100 (2)      Marina Facility
            |__CHATBAR, Inc.                                                  100          Hotel Operator
            |__Chatham Enterprises, Inc.                                      100          Real Estate Holding Company
            |__Consolidated Financial Corporation                             100          Retirement & Financial Planning Company
            |__Driskill Holdings, Inc.                                beneficial interest  Real Estate Manager
            |__GALIC Brothers, Inc.                                            80          Real Estate Management
            |__Great American Life Assurance Company                          100          Life Insurance
            |__Great American Life Insurance Company of New York              100          Life Insurance Company
            |__Loyal American Life Insurance Company                          100          Life Insurance
                  |__ADL Financial Services, Inc.                             100          Inactive
                  |__Purity Financial Corporation                             100          Credit Union Marketing
            |__Manhattan National Life Insurance Company                      100          Life Insurance
            |__Skipjack Marina Corp.                                          100          Marina Operator
            |__United Teacher Associates, Ltd.                                100 (2)      Holding Company - Limited Partnership



                                                                         STATE OF             DATE OF
                  AFG ORGANIZATIONAL CHART                               DOMICILE          INCORPORATION
--------------------------------------------------------------------------------------------------------
                  |__United Teacher Associates Insurance Company      Texas                  12/15/1958
                        |__United Agency Brokerage GP Inc.            Texas                  05/19/2003
                              |__United Agency Brokerage, LP          Texas                  05/19/2003
      |__AAG Insurance Agency of Alabama                              Alabama                09/22/1995
      |__AAG Insurance Agency of Texas, Inc.                          Texas                  06/02/1995
      |__AAG Insurance Agency, Inc.                                   Kentucky               12/06/1994
          |__AAG Insurance Agency of Massachusetts, Inc.              Massachusetts          05/25/1995
      |__American DataSolutions International, Inc.                   Ohio                   08/24/2001
          |__American Data Source India Private Limited               India                  09/03/1997
      |__GALIC Disbursing Company                                     Ohio                   05/31/1994
      |__Great American Advisors, Inc.                                Ohio                   12/10/1993
      |__Great American Life Assurance Company of Puerto Rico         Puerto Rico            07/01/1964
      |__Keyes-Graham Insurance Agency, Inc.                          Massachusetts          08/07/1981
      |__Lifestyle Financial Investments, Inc.                        Ohio                   12/29/1993
          |__Lifestyle Financial Investments Agency of Ohio, Inc      Ohio                   03/07/1994
      |__Money-Plan International, Inc.                               Florida                12/31/1979
American Financial Group, Inc.
 |__Great American Insurance Company
    |__Great American Financial Resources, Inc.
      |__SPELCO (UK) Ltd.                                             United Kingdom
      |__SWTC Hong Kong Ltd.                                          Hong Kong
      |__SWTC, Inc.                                                   Delaware
    |__Great American Insurance Agency, Inc.                          Ohio                   04/20/1999
    |__Great American Insurance Company of New York                   New York               08/22/1947
    |__Great American Lloyd's Insurance Company                       Texas                  10/09/1979
    |__Great American Lloyd's, Inc.                                   Texas                  08/02/1983
    |__Great American Management Services, Inc.                       Ohio                   12/05/1974
    |__Great American Protection Insurance Company                    Indiana                01/08/1990
    |__Great American Re Inc.                                         Delaware               05/14/1971
    |__Grizzly Golf Center, Inc.                                      Ohio                   11/08/1993
    |__Key Largo Group, Inc.                                          Florida                02/25/1969
    |__Mid-Continent Casualty Company                                 Oklahoma               02/26/1947
      |__Mid-Continent Insurance Company                              Oklahoma               08/13/1992
      |__Oklahoma Surety Company                                      Oklahoma               08/05/1968
    |__National Interstate Corporation                                Ohio                   01/26/1989
      |__American Highways Insurance Agency (OH)                      Ohio                   06/29/1999
      |__Explorer RV Insurance Agency, Inc.                           Ohio                   07/17/1997
      |__Hudson Indemnity, Ltd.                                       Cayman Islands         06/12/1996
      |__National Interstate Capital Trust I                          Delaware               05/22/2003
      |__National Interstate Insurance Agency, Inc.                   Ohio                   02/13/1989
      |__National Interstate Insurance Company                        Ohio                   02/10/1989
          |__National Interstate Insurance Company of Hawaii, Inc     Hawaii                 09/20/1999

                                                                           % OF STOCK
                                                                            OWNED BY
                                                                            IMMEDIATE
                                                                             PARENT
                  AFG ORGANIZATIONAL CHART                                   COMPANY                    NATURE OF BUSINESS
-----------------------------------------------------------------------------------------------------------------------------------
                  |__United Teacher Associates Insurance Company               100            Life Insurance Company
                        |__United Agency Brokerage GP Inc.                     100            Intermediate Holding Company
                              |__United Agency Brokerage, LP                   100            Insurance Agency
      |__AAG Insurance Agency of Alabama                                       100            Insurance Agency
      |__AAG Insurance Agency of Texas, Inc.                                   100            Insurance Agency
      |__AAG Insurance Agency, Inc.                                            100            Insurance Agency
          |__AAG Insurance Agency of Massachusetts, Inc.                       100            Insurance Agency
      |__American DataSolutions International, Inc.                            100            Data Processing & Holding Company
          |__American Data Source India Private Limited                         99            Software Development
      |__GALIC Disbursing Company                                              100            Payroll Servicer
      |__Great American Advisors, Inc.                                         100            Broker-Dealer
      |__Great American Life Assurance Company of Puerto Rico                   99            Insurance Company
      |__Keyes-Graham Insurance Agency, Inc.                                   100            Insurance Agency
      |__Lifestyle Financial Investments, Inc.                                 100            Marketing Services
          |__Lifestyle Financial Investments Agency of Ohio, Inc       beneficial interest    Insurance Agency
      |__Money-Plan International, Inc.                                        100            Insurance Agency
American Financial Group, Inc.
 |__Great American Insurance Company
    |__Great American Financial Resources, Inc.
      |__SPELCO (UK) Ltd.                                                       99            Inactive
      |__SWTC Hong Kong Ltd.                                                   100            Inactive
      |__SWTC, Inc.                                                            100            Inactive
    |__Great American Insurance Agency, Inc.                                   100            Insurance Agency
    |__Great American Insurance Company of New York                            100            Property/Casualty Insurance
    |__Great American Lloyd's Insurance Company                        beneficial interest    Lloyd's Plan Insurer
    |__Great American Lloyd's, Inc.                                            100            Corporate Attorney-in-Fact
    |__Great American Management Services, Inc.                                100            Data Processing and Equipment Leasing
    |__Great American Protection Insurance Company                             100            Surplus Lines Insurer
    |__Great American Re Inc.                                                  100            Reinsurance Intermediary
    |__Grizzly Golf Center, Inc.                                               100            Golf Course Management
    |__Key Largo Group, Inc.                                                   100            Land Developer
    |__Mid-Continent Casualty Company                                          100            Property/Casualty Insurance
      |__Mid-Continent Insurance Company                                       100            Property/Casualty Insurance
      |__Oklahoma Surety Company                                               100            Special Coverage Insurance Company
    |__National Interstate Corporation                                          58            Holding Company
      |__American Highways Insurance Agency (OH)                               100            Insurance Agency
      |__Explorer RV Insurance Agency, Inc.                                    100            Insurance Agency
      |__Hudson Indemnity, Ltd.                                                100            Property/Casualty Insurance
      |__National Interstate Capital Trust I                                   100            Financing Entity
      |__National Interstate Insurance Agency, Inc.                            100            Insurance Agency
      |__National Interstate Insurance Company                                 100            Property/Casualty Insurance
          |__National Interstate Insurance Company of Hawaii, Inc              100            Property/Casualty Insurance



                                                                          STATE OF            DATE OF
                  AFG ORGANIZATIONAL CHART                                DOMICILE         INCORPORATION
--------------------------------------------------------------------------------------------------------
      |__Safety, Claims & Litigation Services, Inc.                   Pennsylvania           06/23/1995
    |__PCC 38 Corp.                                                   Illinois               12/23/1996
    |__Penn Central U.K. Limited                                      United Kingdom         10/28/1992
      |__Insurance (GB) Limited                                       United Kingdom         05/13/1992
    |__PLLS Canada Insurance Brokers Inc.                             Ontario (Quebec)       06/13/2001
    |__Pointe Apartments, Inc.                                        Minnesota              06/24/1993
    |__Premier Dealer Services, Inc.                                  Illinois               06/24/1998
    |__Transport Insurance Company                                    Ohio                   05/25/1976
      |__Instech Corporation                                          Texas                  09/02/1975
    |__Worldwide Casualty Insurance Company                           Ohio                   02/17/1981
 |__One East Fourth, Inc.                                             Ohio                   02/03/1964
 |__Pioneer Carpet Mills, Inc.                                        Ohio                   04/29/1976
 |__Superior NWVN of Ohio, Inc.                                       Ohio                   05/05/2000
 |__TEJ Holdings, Inc.                                                Ohio                   12/04/1984
 |__Three East Fourth, Inc.                                           Ohio                   08/10/1966

                                                                             % OF STOCK
                                                                              OWNED BY
                                                                              IMMEDIATE
                                                                               PARENT
                  AFG ORGANIZATIONAL CHART                                     COMPANY                NATURE OF BUSINESS
---------------------------------------------------------------------------------------------------------------------------------
      |__Safety, Claims & Litigation Services, Inc.                              100          Claims Third Party Administrator
    |__PCC 38 Corp.                                                              100          Real Estate Holding Company
    |__Penn Central U.K. Limited                                                 100          Insurance Holding Company
      |__Insurance (GB) Limited                                                  100          Property/Casualty Insurance
    |__PLLS Canada Insurance Brokers Inc.                                         49          Insurance Agency
    |__Pointe Apartments, Inc.                                                   100          Real Estate Holding Company
    |__Premier Dealer Services, Inc.                                             100          Third Party Administrator
    |__Transport Insurance Company                                               100          Property Casualty Insurance
      |__Instech Corporation                                                     100          Claim and Claim Adjustment Services
    |__Worldwide Casualty Insurance Company                                      100          Property/Casualty Insurance
 |__One East Fourth, Inc.                                                        100          Real Estate Holding Company
 |__Pioneer Carpet Mills, Inc.                                                   100          Inactive
 |__Superior NWVN of Ohio, Inc.                                                  100          Holding Company
 |__TEJ Holdings, Inc.                                                           100          Real Estate Holding Company
 |__Three East Fourth, Inc.                                                      100          Real Estate Holding Company

(1) Except Director's Qualifying Shares.

(2) Total percentage owned by parent shown and by other affiliated company(s).

ITEM 27. NUMBER OF CERTIFICATE OWNER


As of March 31, 2004, there were 496 Participants (Certificate Owners) in 13 Group Contracts. As of March 31, 2004, there were 1,201 Contract Owners, of which 481 were tax qualified and 720 were non tax qualified.


ITEM 28. INDEMNIFICATION

(a) The Code of Regulations of Annuity Investors Life Insurance Company(R) provides in Article V as follows:

         The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

(b) The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term "loss" means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 2004. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

ITEM 29. PRINCIPAL UNDERWRITER

       Great American Advisors(R), Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 ("1940 Act"). It is also the underwriter and distributor of Annuity Investors(R)Variable Account B.

(a) Great American Advisors(R), Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors Variable Account A, Annuity Investors Variable Account B, and Annuity Investors Variable Account C.

(b)      Directors and Officers of Great American Advisors(R), Inc.

NAME AND PRINCIPAL                                          POSITION WITH
BUSINESS ADDRESS                                  GREAT AMERICAN ADVISORS(R), INC.
----------------                                  --------------------------------
James Lee Henderson (1)                   President - Chief Compliance Officer
James T. McVey (1)                        Chief Operating Officer and Senior Vice President
Mark Francis Muething (1)                 Vice President, Secretary and Director
Peter J. Nerone (1)                       Vice President
Paul Ohlin (1)                            Treasurer
Thomas E. Mischell (1)                    Assistant Treasurer
Fred J. Runk (1)                          Assistant Treasurer

(1) 525 Vine Street, 7th Floor, Cincinnati, Ohio 45202

(c) Required Commission information is included in Part B of this Registration Statement.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Richard L. Magoteaux, Treasurer of the Company at the Administrative Office.

ITEM 31. MANAGEMENT SERVICES

       Not Applicable

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Contract or Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No. 7 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 29th day of April, 2003.


                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT B
                                  (Registrant)

                           By: /s/ Charles R. Scheper
                               ----------------------
                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director
                   Annuity Investors Life Insurance Company(R)
                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                                   (Depositor)

                           By: /s/ Charles R. Scheper
                               ----------------------
                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 7 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/ Charles R. Scheper         Chief Executive Officer    April 29, 2004
--------------------------     and Director
Charles R. Scheper*

/s/ Stephen Craig Lindner      Director                   April 29, 2004
--------------------------
Stephen Craig Lindner*

/s/ Christopher P Miliano      Director                   April 29, 2004
--------------------------
Christopher Miliano*

/s/ Mark Francis Muething      Director                   April 29, 2004
--------------------------
Mark Francis Muething*

/s/ Michael J. Prager          Director                   April 29, 2004
--------------------------
Michael J. Prager*

/s/ John P. Gruber
--------------------------
* John P. Gruber, as Attorney-in-Fact                     April 29, 2004

                                  EXHIBIT INDEX

Exhibit No.      Description of Exhibit
-----------      ----------------------
(10)             Consent of Independent Auditors

(15)             Powers of Attorney